UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06017

Julius Baer Global Equity Fund Inc.
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-297-3600

Date of fiscal year end:	10/31

Date of reporting period:	11/01/06 – 04/30/07

Item 1. Reports to Stockholders.

The semi - annual report is attached.

Julius Bär

Semi-Annual Report

Julius Baer Funds

Julius Baer Global Equity Fund Inc.

Julius Baer International Equity Fund

Julius Baer International Equity Fund II

Julius Baer Total Return Bond Fund

Julius Baer Global High Income Fund

Julius Baer U.S. Microcap Fund

Julius Baer U.S. Smallcap Fund

Julius Baer U.S. Midcap Fund

Julius Baer U.S. Multicap Fund

April 30, 2007

TABLE OF CONTENTS

Shareholder Expenses	1

Portfolio of Investments:

Julius Baer Global Equity Fund Inc.	5

Julius Baer International Equity Fund	26

Julius Baer International Equity Fund II	52

Julius Baer Total Return Bond Fund	73

Julius Baer Global High Income Fund	85

Julius Baer U.S. Microcap Fund	99

Julius Baer U.S. Smallcap Fund	103

Julius Baer U.S. Midcap Fund	108

Julius Baer U.S. Multicap Fund	113

Statement of Assets and Liabilities	117

Statement of Operations	122

Statement of Changes in Net Assets	127

Financial Highlights	136

Notes to Financial Statements	154

Investment Advisory Agreement	177

Results of Meeting of Stockholders and Shareholders	179

SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Julius Baer Global Equity Fund or a shareholder of Julius Baer Investment Funds, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,130.00	1.40%	$7.39
Hypothetical	1,000.00	1,017.90	1.40	7.00

Julius Baer Funds 2007 Semi-Annual Report

Global Equity Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,131.20	1.15%	$6.08
Hypothetical	1,000.00	1,019.10	1.15	5.76

International Equity Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,194.70	1.20%	$6.53
Hypothetical	1,000.00	1,018.80	1.20	6.01

International Equity Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,196.20	0.94%	$5.12
Hypothetical	1,000.00	1,020.10	0.94	4.71

International Equity Fund II Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,173.80	1.32%	$7.11
Hypothetical	1,000.00	1,018.20	1.32	6.61

International Equity Fund II Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,174.80	1.04%	$5.61
Hypothetical	1,000.00	1,019.60	1.04	5.21

Total Return Bond Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,029.00	0.69%	$3.47
Hypothetical	1,000.00	1,021.40	0.69	3.46

Total Return Bond Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,030.60	0.44%	$2.22
Hypothetical	1,000.00	1,022.60	0.44	2.21

Julius Baer Funds 2007 Semi-Annual Report

Global High Income Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,068.60	1.00%	$5.13
Hypothetical	1,000.00	1,019.80	1.00	5.01

Global High Income Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,069.80	0.75%	$3.85
Hypothetical	1,000.00	1,021.10	0.75	3.76

U.S. Microcap Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,081.70	1.80%	$9.29
Hypothetical	1,000.00	1,015.90	1.80	9.00

U.S. Microcap Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,084.40	1.50%	$7.75
Hypothetical	1,000.00	1,017.40	1.50	7.50

U.S. Smallcap Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,105.00	1.50%	$7.83
Hypothetical	1,000.00	1,017.40	1.50	7.50

U.S. Smallcap Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,107.30	1.20%	$6.27
Hypothetical	1,000.00	1,018.80	1.20	6.01

U.S. Midcap Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,137.60	1.35%	$7.16
Hypothetical	1,000.00	1,018.10	1.35	6.76

Julius Baer Funds 2007 Semi-Annual Report

U.S. Midcap Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,138.90	1.05%	$5.57
Hypothetical	1,000.00	1,019.60	1.05	5.26

U.S. Multicap Fund Class A

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,103.30	1.30%	$6.78
Hypothetical	1,000.00	1,018.30	1.30	6.51

U.S. Multicap Fund Class I

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,104.70	1.00%	$5.22
Hypothetical	1,000.00	1,019.80	1.00	5.01

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—92.2%
	United States—34.8%
26,320	Activision Inc* (4)	$526,400
2,640	Air Products & Chemicals	201,960
21,420	Alberto-Culver Co	520,292
4,240	Apple Inc*	423,152
12,540	ArthroCare Corp* (4)	517,400
6,890	Boeing Co	640,770
10,720	Carrizo Oil & Gas*	395,032
8,350	Celgene Corp*	510,686
12,291	Century Casinos*	102,999
15,870	Cheesecake Factory* (4)	438,012
5,900	CR Bard	490,467
13,920	Daktronics Inc (4)	317,098
21,120	E*Trade Financial* (4)	466,330
11,200	Fair Isaac (4)	399,952
5,300	Genentech Inc*	423,947
15,647	General Electric	576,748
950	Google Inc-Class A*	447,811
10,930	Hewlett-Packard	460,590
10,290	Hexcel Corp* (4)	223,293
30,480	Hudson City Bancorp	405,994
3,560	IntercontinentalExchange Inc*	452,120
8,815	JPMorgan Chase	459,261
11,440	Juniper Networks*	255,798
7,240	Laboratory Corp of America* (4)	571,526
5,360	Lamar Advertising (4)	323,422
5,170	Legg Mason	512,812
10,620	Lowe's Companies	324,547
11,769	Macquarie Infrastructure (4)	501,124
27,030	Marvell Technology*	435,994
7,350	Medco Health Solutions*	573,447
8,880	Medtronic Inc	470,018
7,670	MetroPCS Communications* (4)	215,144
7,630	Moody's Corp	504,496
5,880	Morgan Stanley	493,979
22,840	Motorola Inc	395,817
12,080	Network Appliance*	449,497
19,975	News Corp-Class B (4)	479,400
7,930	NII Holdings-Class B* (4)	608,628
7,350	Nordstrom Inc	403,662
13,260	Nuveen Investments-Class A	706,758

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued
3,580	Omnicom Group	$374,862
6,632	Procter & Gamble	427,101
25,420	QLogic Corp*	454,510
11,040	Rowan Companies (4)	404,506
3,550	RTI International Metals*	334,659
40,160	Sally Beauty*	394,371
6,910	Stericycle Inc*	602,137
26,070	Symantec Corp*	458,832
22,060	The Colonial BancGroup	530,764
2,562	United Parcel Service-Class B (4)	180,442
6,750	United Technologies	453,128
16,040	Urban Outfitters*	413,190
7,970	Wachovia Corp	442,654
10,190	Weight Watchers International	489,018
11,180	Whole Foods Market	523,112
		24,109,669
	France—7.3%
190	Accor SA (1)	17,852
1,050	Aeroports de Paris* (1)	104,546
1,013	Air Liquide (1)	251,103
223	Alstom* (1)	33,073
230	Atos Origin* (1)	16,475
2,701	BNP Paribas (1)	312,596
1,917	Bouygues SA (1)	152,333
1,100	Carrefour SA (1)	84,287
2,261	CIE de Saint-Gobain (1)	240,503
240	EDF Energies Nouvelles* (1)	14,059
2,581	Electricite de France (1)	223,697
220	Eurazeo (1)	34,667
6,360	France Telecom (1)	185,403
880	Gaz de France (1)	41,172
1,213	Generale de Sante (1)	54,295
170	Hermes International (1)	24,534
1,783	JC Decaux (1)	55,357
2,294	Lafarge SA (1)	370,975
447	Lagardere S.C.A. (1)	35,060
3,287	LVMH Moet Hennessy Louis Vuitton (1)	382,743

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	France—Continued
970	Natixis (1)	$26,404
1,020	Neuf Cegetel* (1)	41,412
430	Nexity (1)	37,134
1,100	Pernod-Ricard (1)	233,690
895	PPR (1)	155,160
505	Publicis Groupe (1)	24,023
290	Remy Cointreau (1)	21,176
478	Renault SA (1)	62,014
3,042	Sanofi-Aventis (1)	279,338
1,640	Societe Generale (1)	347,118
270	Sodexho Alliance (1)	21,385
3,789	Suez SA (1)	214,945
310	Thales SA (1)	18,794
7,380	Total SA (1)	544,877
580	Veolia Environnement (1)	47,892
945	Vinci SA (1)	151,596
3,320	Vivendi (1)	136,842
200	Wendel Investissement (1)	34,327
		5,032,857
	Germany—6.0%
931	Aareal Bank* (1)	49,395
346	Adidas AG (1)	20,656
1,426	Bilfinger Berger (1)	133,904
300	Celesio AG (1)	21,512
9,613	Commerzbank AG (1)	481,011
157	Continental AG (1)	21,898
2,900	DaimlerChrysler AG-Registered (1)	236,215
1,737	Deutsche Bank-Registered (1)	267,625
598	Deutsche Boerse (1)	140,775
12,398	Deutsche Post-Registered (1)	427,957
1,512	Deutsche Postbank (1)	148,110
1,867	E.ON AG (1)	281,025
6,956	Fraport AG (1)	506,786
2,965	Fresenius AG (1)	246,787
580	Fresenius Medical Care (1)	87,367
744	Henkel KGaA (1)	104,255
1,443	Hypo Real Estate (1)	96,570
1,990	IKB Deutsche Industriebank (1)	82,704

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Germany—Continued
3,987	IVG Immobilien (1)	$179,413
2,350	KarstadtQuelle AG* (1)	90,801
2,240	Landesbank Berlin* (1)	21,040
70	MAN AG (1)	9,369
204	Merck KGaA (1)	27,161
770	Metro AG (1)	59,495
400	MTU Aero Engines (1)	23,219
60	Puma AG (1)	27,200
1,128	Rhoen-Klinikum AG (1)	67,832
2,476	Siemens AG-Registered (1)	299,009
270	Symrise* (1)	7,875
		4,166,966
	United Kingdom—6.0%
11,541	Aegis Group (1)	31,974
4,390	Alliance Boots (1)	98,045
3,650	Amec PLC (1)	40,441
4,809	Anglo American (1)	254,506
900	Arriva PLC (1)	13,517
2,919	BAE Systems (1)	26,493
6,950	BHP Billiton (1)	154,993
9,322	BP PLC (1)	104,740
4,047	Burberry Group (1)	55,544
26,195	Compass Group (1)	189,527
16,598	Diageo PLC (1)	350,051
2,350	Firstgroup PLC (1)	30,868
16,497	GlaxoSmithkline PLC (1)	477,318
380	Go-Ahead Group (1)	19,769
2,670	Group 4 Securicor (1)	12,188
9,190	Highland Gold Mining* (1)	32,183
1,097	Imperial Tobacco (1)	47,527
2,180	Intertek Group (1)	40,392
4,830	Kingfisher PLC (1)	26,103
1,010	National Express (1)	24,586
1,643	Peter Hambro Mining* (1)	37,906
5,665	Prudential PLC (1)	84,076
2,800	Reckitt Benckiser (1)	153,431
12,540	Rentokil Initial (1)	43,159
2,320	Rio Tinto (1)	141,435

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued
12,085	Rolls-Royce Group* (1)	$115,479
1,398,008	Rolls-Royce Group-Class B-Entitlement Shares* (1)(3)	2,796
893	SABMiller PLC (1)	21,104
3,426	Scottish & Newcastle (1)	41,998
22,330	Smith & Nephew (1)	279,284
1,703	Smiths Group (1)	36,803
6,220	Stagecoach Group (1)	23,006
26,820	Tesco PLC (1)	246,460
218,757	Vodafone Group (1)	622,713
7,359	William Hill (1)	87,548
1,024	Wolseley PLC (1)	24,594
8,485	WPP Group (1)	125,643
		4,118,200
	Switzerland—3.9%
670	Adecco SA (1)	45,954
430	BKW FMB Energie (1)	45,939
3,757	Compagnie Financiere Richemont (1)	226,494
3,435	Credit Suisse-Registered (1)	269,930
383	Dufry Group* (1)	42,691
30	Givaudan SA-Registered (1)	28,049
2,765	Holcim Ltd (1)	295,666
1,253	Nestle SA-Registered (1)	496,411
6,559	Novartis AG-Registered (1)	381,828
2,113	Roche Holding (1)	398,597
109	SGS SA (1)	138,340
350	Syngenta AG-Registered* (1)	69,618
950	The Swatch Group (1)	271,435
		2,710,952
	Japan—3.3%
260	Acom Co (1)	9,381
820	Aeon Credit Service (1)	13,646
330	Aiful Corp (1)	8,223
710	Aisin Seiki (1)	23,340
4,698	Bank of Yokohama (1)	34,415
3,300	Bosch Corp (1)	15,875
1,775	Canon Inc (1)	99,241
3,040	Chiba Bank (1)	25,143
520	Credit Saison (1)	14,794

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
1,870	Daihatsu Motor (1)	$15,688
800	Daikin Industries (1)	27,046
1,420	Daiwa Securities (1)	15,795
1,340	Denso Corp (1)	47,366
5	East Japan Railway (1)	40,521
780	Eisai Co (1)	37,070
15	Fuji Television Network (1)	35,149
2,118	Fujitsu Ltd (1)	13,306
3,610	Fukuoka Financial* (1)	27,494
1,722	Honda Motor (1)	59,267
550	Hoya Corp (1)	16,883
330	Ibiden Co (1)	18,746
1,850	Itochu Corp (1)	18,188
12	Japan Tobacco (1)	58,580
753	JS Group (1)	17,006
740	JSR Corp (1)	16,574
3	KDDI Corp (1)	23,552
2,419	Kubota Corp (1)	22,807
300	Kyocera Corp (1)	29,149
420	Makita Corp (1)	16,040
3,674	Matsushita Electric Industrial (1)	71,026
2,000	Mitsubishi Electric (1)	19,388
13	Mitsubishi UFJ Financial (1)	135,910
1,017	Mitsui Fudosan (1)	29,698
14	Mizuho Financial (1)	84,354
1,008	NGK Spark Plug (1)	17,741
1,840	NHK Spring (1)	15,829
50	Nintendo Co (1)	15,556
1,500	Nippon Electric Glass (1)	25,710
9	Nippon Telegraph & Telephone (1)	44,789
840	Nitto Denko (1)	37,008
1,136	Nomura Holdings (1)	21,879
2,000	NSK Ltd (1)	19,368
28	NTT DoCoMo (1)	47,773
90	ORIX Corp (1)	23,974
480	Promise Co (1)	14,442
2,160	Ricoh Co (1)	47,370
2	Sapporo Hokuyo (1)	19,292
14,630	Seiyu Ltd* (1)	16,994
1,020	Sharp Corp (1)	18,670

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
1,338	Sony Corp (1)	$71,268
1,480	Stanley Electric (1)	29,364
4,000	Sumitomo Chemical (1)	26,407
688	Sumitomo Corp (1)	11,699
1,260	Sumitomo Electric Industries (1)	17,871
3,080	Sumitomo Metal Industries (1)	15,608
10	Sumitomo Mitsui Financial (1)	87,498
2,230	Sumitomo Trust & Banking (1)	21,774
2,610	Suzuki Motor (1)	74,310
380	Takata Corp (1)	13,876
550	Takeda Pharmaceutical (1)	35,652
460	Takefuji Corp (1)	15,440
2,000	Teijin Ltd (1)	10,320
2,000	Toray Industries (1)	13,751
3,030	Toyota Motor (1)	184,599
620	Yamada Denki (1)	57,128
1,270	Yamaha Motor (1)	33,548
1,400	Yamato Holdings (1)	20,321
1,300	Yokogawa Electric (1)	19,116
		2,286,606
	Italy—2.8%
1,682	Assicurazioni Generali (1)	77,368
13,977	Banca CR Firenze (1)	110,516
1,239	Banca Popolare dell' Emilia Romagna (1)	34,930
8,534	Banca Popolare di Milano (1)	143,461
10,470	Banca Popolare Italiana* (1)	174,361
3,055	Banco Popolare di Verona e Novara (1)	101,865
2,760	Bulgari SpA (1)	42,120
5,240	Buzzi Unicem (1)	167,108
21,471	Capitalia SpA (1)	204,062
5,751	Credito Emiliano (1)	95,429
2,960	ENI SpA (1)	98,222
1,210	Finmeccanica SpA (1)	37,111
4,349	Geox SpA (1)	79,660
24,744	Intesa Sanpaolo* (1)	199,197
816	Luxottica Group (1)	28,400

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Italy—Continued
11,940	Telecom Italia (1)	$35,882
28,039	UniCredito Italiano (1)	287,406
1,324	Unione di Banche Italiane (1)	40,053
		1,957,151
	Hungary—2.5%
63,926	Magyar Telekom Telecommunications (1)	370,945
480	MOL Hungarian Oil and Gas (1)	58,506
22,781	OTP Bank (1)	1,158,200
600	Richter Gedeon (1)	123,360
		1,711,011
	Netherlands—2.4%
643	Heineken NV (1)	34,343
5,372	ING Groep (1)	243,862
13,130	KKR Private Equity Investors	320,372
7,630	Koninklijke Ahold* (1)	96,902
820	Koninklijke Vopak (1)	49,128
6,812	Royal KPN (1)	115,382
2,112	Royal Numico (1)	116,645
3,337	Royal Philips Electronics (1)	136,468
7,039	TNT NV (1)	317,095
8,405	Unilever NV (1)	255,759
		1,685,956
	Russia—2.4%
400	AvtoVAZ GDR	40,124
1,530	CTC Media*	39,902
2,614	Gazprom ADR (4)	104,220
440	Gazpromneft	1,635
716	LUKOIL ADR	56,091
1,229	MMC Norilsk Nickel ADR	239,194
20,930	NovaTek OAO	109,673
1	OJSC Evrocement* (3)	13,000
170	Open Investments* (3)	48,195
1,483	Polyus Gold ADR* (4)	67,996
691	Rosneft Oil* (1)	5,988
26,082	Rosneft Oil GDR* (1)	224,080
64	Sberbank RF	253,760

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued
2,920	Sistema Hals GDR*†	$43,946
32,521	TNK-BP	68,457
2,055	Unified Energy System GDR (1)	263,062
5,300	Uralsvyazinform ADR (4)	66,250
1	VolgaTelecom ADR	12
		1,645,585
	Poland—2.3%
421	Agora SA (1)	6,799
471	Bank BPH (1)	166,459
1,010	Bank Handlowy w Warszawie (1)	34,229
18,460	Bank Millenium (1)	71,537
3,929	Bank Pekao (1)	366,537
2,490	Bank Zachodni WBK (1)	270,408
1,943	Budimex SA* (1)	87,297
1,428	Opoczno SA* (1)	27,519
21,456	PKO Bank Polski (1)	391,061
9,538	Polski Koncern Miesny Duda* (1)	46,112
9,538	Polski Koncern Miesny Duda*	46,171
12,683	Telekomunikacja Polska (1)	101,372
		1,615,501
	Sweden—1.8%
2,701	Getinge AB-Class B (1)	61,790
1,490	Hennes & Mauritz-Class B (1)	98,477
1,049	Modern Times-Class B (1)	61,268
14,272	Nordea AB (1)	246,692
1,790	OMX AB (1)	42,789
8,155	Skandinaviska Enskilda Banken (1)	298,041
3,293	Skanska AB-Class B (1)	76,090
7,907	Swedbank AB (1)	303,763
13,009	Telefonaktiebolaget LM Ericsson-Class B (1)	49,594
3,843	TeliaSonera AB (1)	31,124
		1,269,628
	Austria—1.8%
980	CA Immo Anlagen* (1)	32,652
2,887	Erste Bank der Oesterreichischen Sparkassen (1)	231,542
626	Flughafen Wien* (1)	67,824

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Austria—Continued
6,495	Immoeast AG* (1)	$91,673
2,837	OMV AG (1)	179,575
1,910	Raiffeisen International Bank (1)	262,813
3,950	Telekom Austria (1)	111,395
1,649	Wiener Staedtische Versicherung (1)	123,731
2,030	Wienerberger AG* (1)	145,667
		1,246,872
	Australia—1.5%
9,986	BHP Billiton (1)	243,896
5,397	Brambles Ltd* (1)	58,870
945	CSL Ltd (1)	68,072
1,580	Fairfax Media (1)	6,825
81,945	Macquarie Airports (1)	269,592
10,390	Newcrest Mining (1)	198,819
800	Publishing & Broadcasting (1)	13,548
2,921	Rio Tinto (1)	199,036
		1,058,658
	Canada—1.5%
5,640	Cognos Inc*	243,140
3,929	Eldorado Gold*	22,762
15,330	Ivanhoe Mines*	189,916
1,810	Kinross Gold*	24,087
590	Potash Corp of Saskatchewan	105,678
7,900	Ultra Petroleum*	448,404
		1,033,987
	Belgium—1.5%
2,507	Almancora Comm Va (1)	413,656
3,188	Fortis (1)	142,786
3,483	KBC Groep (1)	459,783
		1,016,225
	Finland—1.5%
710	Elisa Oyj-Class A (1)	20,649
7,588	Fortum Oyj (1)	234,380
828	Kemira Oyj (1)	20,054
580	Kesko Oyj-Class B (1)	40,100

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Finland—Continued
8,772	Nokia Oyj* (1)	$221,753
440	Nokian Renkaat (1)	13,501
1,420	Orion Oyj-Class B (1)	33,763
2,810	Sampo Oyj-Class A (1)	87,421
1,530	Sanoma-WSOY Oyj-Class B (1)	45,086
1,240	Stockmann Oyj-Class B (1)	61,773
310	Wartsila Oyj-Class B (1)	20,653
6,050	YIT Oyj (1)	213,883
		1,013,016
	Hong Kong—1.4%
29,950	China Merchants Holdings International (1)	132,846
16,000	Clear Media* (1)	16,861
64,630	Emperor Entertainment Hotel (1)	12,193
25,680	Galaxy Entertainment* (1)	24,951
12,470	Hutchison Telecommunications International* (1)	25,704
50,200	Melco International Development (1)	97,248
25,815	Melco PBL Entertainment Macau ADR* (4)	449,697
97,650	Shun Tak (1)	135,637
54,600	Texwinca Holdings (1)	38,767
		933,904
	Czech Republic—1.3%
4,808	Komercni Banka (1)	900,894
	Norway—0.6%
690	Cermaq ASA (1)	12,078
2,254	DnB NOR (1)	32,115
4,270	Norsk Hydro (1)	147,610
6,300	Orkla ASA (1)	100,355
1,508	Statoil ASA (1)	42,349
1,030	Storebrand ASA (1)	17,441
4,970	Telenor ASA (1)	93,054
		445,002
	Romania—0.6%
14,360	BRD-Groupe Societe Generale	136,226
90,930	Impact SA*	29,780
1,019,413	SNP Petrom	232,346
		398,352

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Cyprus—0.6%
15,973	Bank of Cyprus (1)	$251,421
11,150	Marfin Popular Bank Public	128,422
		379,843
	Mexico—0.5%
5,920	Controladora Comercial Mexicana	15,270
10,570	Corporacion Moctezuma	30,884
370	Desarrolladora Homex ADR*	21,475
240	Fomento Economico Mexicano ADR	25,846
1,214	Grupo Aeroportuario del Sureste ADR	58,515
19,254	Grupo Financiero Banorte	83,701
1,804	Grupo Televisa ADR	50,602
20,150	Urbi Desarrollos Urbanos*	84,174
		370,467
	Turkey—0.5%
3,984	Acibadem Saglik Hizmetleri ve Ticaret (1)	48,883
4,989	Anadolu Sigorta (1)	10,231
48,068	Dogan Sirketler Grubu (1)	90,291
10,032	Haci Omer Sabanci (1)	43,883
12,251	Turkiye Garanti Bankasi (1)	59,102
22,250	Turkiye Is Bankasi (1)	105,159
1,520	Yapi Kredi Sigorta (1)	10,446
		367,995
	Spain—0.4%
560	Gamesa Corporacion Tecnologica (1)	19,175
800	Grifols SA* (1)	13,847
682	Inditex SA (1)	41,807
16,055	Mapfre SA (1)	83,321
6,260	Telefonica SA (1)	139,636
		297,786
	Denmark—0.4%
280	ALK-Abello (1)	54,631
240	Carlsberg A/S-Class B (1)	26,869
1,360	Novo-Nordisk-Class B (1)	132,879
200	Rockwool International-Class B (1)	45,621
450	Vestas Wind Systems* (1)	29,063
		289,063

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—0.4%
830	Ukrnafta Oil (1)	$63,111
925,722	UkrTelecom*	204,300
		267,411
	China—0.4%
171,180	Beijing Capital International Airport-Class H (1)	166,793
300	China Communications Construction-Class H* (1)	388
26,500	Weiqiao Textile-Class H (1)	47,260
49,040	Wumart Stores-Class H* (2)(3)	34,480
		248,921
	Croatia—0.3%
102	Atlantska Plovidba	29,042
528	Dom Holding*	22,122
84	Ericsson Nikola Tesla	60,727
205	FIMA Validus*	7,410
18	Institut Gradevinarstva Hrvatske*	20,020
492	Podravka Prehrambena Industija*	54,721
347	Proficio Dd* (3)	4,953
32	Viadukt Dd	16,010
		215,005
	Portugal—0.2%
4,750	Energias de Portugal (1)	26,314
4,650	Jeronimo Martins (1)	133,040
		159,354
	South Korea—0.2%
210	Hyundai Motor (1)	13,303
46	NHN Corp* (1)	7,186
212	Samsung Electronics (1)	129,817
		150,306
	Multinational—0.2%
980	Central European Media Enterprises-Class A*	88,337
640	Millicom International Cellular*	52,000
		140,337

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	India—0.2%
2,050	State Bank of India GDR (1)	$139,651
	Greece—0.2%
4,241	Hellenic Telecommunication Organization* (1)	121,670
	Philippines—0.1%
2,810	Ayala Corp (1)	35,184
67,170	Ayala Land (1)	24,411
8,985	Bank of the Philippine Islands (1)	12,143
		71,738
	Ireland—0.1%
20,332	Dragon Oil* (1)	70,019
	Malaysia—0.1%
16,190	Sime Darby (1)	43,275
	Thailand—0.1%
2,490	Bangkok Bank NVDR (1)	7,837
2,210	Bangkok Bank-Foreign Registered Shares (1)	7,132
59,600	Krung Thai Bank NVDR (1)	18,625
		33,594
	Estonia—0.1%
19,076	Tallink Group*	33,061
	Brazil—0.0%
1,121	Diagnosticos da America (1)	24,284
	Kazakhstan—0.0%
890	Kazakhgold GDR* (1)	19,892
	Venezuela—0.0%
1,270	CA La Anonima Nacional TeleFonos De Venezuela ADR	18,542
	TOTAL COMMON STOCKS (Cost $55,312,460)	63,819,206
PREFERRED STOCKS—0.3%
	Germany—0.2%
190	Fresenius AG (1)	16,068
2,480	ProsiebenSat.1 Media (1)	90,083
		106,151

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
PREFERRED STOCKS—Continued
	Russia—0.1%
60	Silvinit (3)	$11,160
16,260	URSA Bank	38,325
		49,485
	Croatia—0.0%
320	Adris Grupa	33,002
	TOTAL PREFERRED STOCKS (Cost $152,143)	188,638
INVESTMENT FUNDS—0.2%
	Romania—0.2%
19,500	SIF 1 Banat Crisana Arad	25,065
21,000	SIF 2 Moldova Bacau	27,295
16,000	SIF 3 Transilvania Brasov	24,279
29,000	SIF 4 Muntenia Bucuresti	23,104
18,500	SIF 5 Oltenia Craiova	27,047
		126,790
	Luxembourg—0.0%
1,520	Prologis European Properties (1)	32,302
	TOTAL INVESTMENT FUNDS (Cost $83,158)	159,092
WARRANTS—1.3%
	India—1.3%
24,566	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by Citigroup, Expires 01/20/2010†	334,122
2,810	Bharti Airtel-Class A, Issued by CLSA, Expires 05/31/2010*†	55,533
8,741	Canara Bank, Issued by Citigroup, Expires 01/19/2009	47,949
4,558	Idea Cellular Ltd, Issued by Citigroup, Expires 01/17/2012*†	12,653
3,356	Idea Cellular Ltd, Issued by CLSA, Expires 03/2/2012*†	9,296
3,481	Idea Cellular Ltd, Issued by Lehman, Expires 03/26/2012*	9,651
4,464	India Cements Ltd, Issued by ABNA, Expires 06/04/2007*†	19,418
4,037	State Bank of India, Issued by Citigroup, Expires 01/19/2009†	129,903
8,820	State Bank of India, Issued by CLSA, Expires 05/13/2010†	283,208
990	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	28,442
	TOTAL WARRANTS (Cost $775,547)	930,175

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Units	Currency	Description	Market Value (Note 2)
STRUCTURED NOTES—0.3%
	Philippines—0.3%
8	USD	Phillippines Notes, due 10/17/2008 (Cost $182,308)*†	$233,173
Face Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.0%
	United States—0.0%
25,000	USD	US Treasury Bill 4.805% due 06/28/2007 (Cost $24,807) (5)	24,807
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—9.1%
258,764		Abbey National, with rates ranging from 5.260%-5.280% and maturity dates ranging from 05/04/2007-06/12/2007	258,764
40,838		American Beacon Funds	40,838
23,524		BancoBilbao Vizcaya Argentaria 5.305% due 05/14/2007	23,524
239,945		Bank of America, with rates ranging from 5.270%-5.310% and maturity dates ranging from 05/08/2007-07/10/2007	239,945
235,240		Bank of Ireland 5.285% due 06/29/2007	235,240
299,932		Bank of Montreal, with rates ranging from 5.275%-5.28% and maturity dates ranging from 05/16/2007-06/01/2007	299,932
88,215		Bank of Nova Scotia, with a rate of 5.280% and maturity dates ranging from 05/01/2007-05/09/2007	88,215
294,051		Barclays, with rates ranging from 5.285%-5.300% and maturity dates ranging from 05/07/2007-06/08/2007	294,051
93,744		Barton Capital, with rates ranging from 5.261%-5.291% and maturity dates ranging from 05/01/2007-05/03/2007	93,744
5,881		Bear Stearns & Co 5.310% due 07/10/2007	5,881
66,781		BGI Institutional 5.247% due 05/01/2007	66,781
117,620		BNP Paribas 5.265% due 05/09/2007	117,620
29,027		CAFCO Funding 5.294% due 05/16/2007	29,027
23,524		Calyon 5.305% due 05/24/2007	23,524
129,382		Canadian Imperial Bank of Commerce, with a rate of 5.28% and maturity dates 05/16/2007-05/29/2007	129,382
46,738		Charta, with rates ranging from 5.289%-5.298% and maturity dates ranging from 05/08/2007-06/13/2007	46,738
11,762		Citigroup 5.310% due 05/04/2007	11,762
117,054		Clipper Receivables, with rates ranging from 5.275%-5.286% and a maturity date of 05/22/2007	117,054
23,266		Compass Securitization 5.293% due 05/25/2007	23,266

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
136,907		CRC Funding, with rates ranging from 5.282%-5.293% and maturity dates ranging from 05/16/2007-06/15/2007	$136,907
264,645		Credit Suisse First Boston, with rates ranging from 5.275%-5.300% and maturity dates ranging from 05/03/2007-06/25/2007	264,645
292,884		Den Danske Bank, with rates ranging from 5.276%-5.282% and maturity dates ranging from 05/21/2007-05/23/2007	292,884
188,192		Deutsche Bank, with rates ranging from 5.275%-5.300% and maturity dates ranging from 05/01/2007-05/15/2007	188,192
58,810		Erste Bank 5.290% due 05/09/2007	58,810
23,283		Fairway Finance 5.297% due 05/07/2007	23,283
93,574		Falcon Asset Securitization, with rates ranging from 5.283%-5.292% and maturity dates ranging from 05/07/2007-05/24/2007	93,574
17,643		First Tennessee National Corporation 5.310% due 05/02/2007	17,643
294,051		Fortis Bank, with rates ranging from 5.270%-5.300% and maturity dates ranging from 05/11/2007-06/25/2007	294,051
58,552		Grampian Funding 5.283% due 05/23/2007	58,552
126,340		Greyhawk Funding, with rates ranging from 5.282%-5.297% and maturity dates ranging from 05/02/2007-05/22/2007	126,340
117,620		HBOS Halifax Bank of Scotland, with a rate of 5.300% and maturity dates ranging from 05/08/2007-06/13/2007	117,620
71,868		Jupiter Securitization, with rates ranging from 5.284%-5.292% and maturity dates ranging from 05/02/2007-05/04/2007	71,868
17,643		KBC Bank 5.270% due 05/02/2007	17,643
58,552		Lexington Parker Capital 5.293% due 05/18/2007	58,552
87,931		Liberty Street, with rates ranging from 5.282%-5.296% and maturity dates ranging from 05/03/2007-05/25/2007	87,931
214,069		Lloyds TSB Bank, with rates ranging from 5.270%-5.280% and maturity dates ranging from 05/14/2007-05/24/2007	214,069
17,643		Morgan Stanley & Co 5.320% due 08/01/2007	17,643
23,231		Old Line Funding 5.296% due 05/15/2007	23,231
76,152		Paradigm Funding, with rates ranging from 5.287%-5.297 and maturity dates ranging from 05/29/2007-05/31/2007	76,152
117,173		Park Avenue Receivables, with rates ranging from 5.280%-5.290% and maturity dates ranging from 05/09/2007-05/15/2007	117,173
247,002		Rabobank, with rates ranging from 5.275%-5.300% and maturity dates ranging from 05/01/2007-05/30/2007	247,002

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
46,344		Ranger Funding, with rates ranging from 5.287%-5.293% and maturity dates ranging from 05/01/2007-06/19/2007	$46,344
53,900		Reserve Primary Money Market Fund	53,900
129,382		Royal Bank of Scotland, with rates ranging from 5.285%-5.310% and maturity dates ranging from 05/07/2007-05/25/2007	129,382
89,473		Sheffiled Receivables, with rates ranging from 5.286%-5.295% and maturity dates ranging from 05/04/2007-05/23/2007	89,473
76,453		Skandinaviska Enskilda Banken, with rates ranging from 5.280%-5.285% and maturity dates ranging from 05/15/2007-05/29/2007	76,453
455,184		Societe Generale, with rates ranging from 5.270%-5.313% and maturity dates ranging from 05/01/2007-06/11/2007	455,184
164,668		Standard Chartered Bank, with rates ranging from 5.280%-5.285% and maturity dates ranging from 05/14/2007-05/30/2007	164,668
23,524		Swedbank 5.300% due 05/11/2007	23,524
5,881		The Bank of the West 5.250% due 05/07/2007	5,881
76,393		Three Pillars Funding, with rates ranging from 5.255%-5.282% and maturity dates ranging from 05/01/2007-05/24/2007	76,393
235,240		Toronto Dominion Bank, with rates ranging from 5.275%-5.280% and maturity dates ranging from 05/10/2007-05/22/2007	235,240
70,289		Variable Funding Capital, with rates ranging from 5.277%-5.280% and maturity dates ranging from 05/17/2007-05/22/2007	70,289
87,639		Yorktown Capital, with rates ranging from 5.287%-5.295% and maturity dates ranging from 05/14/2007-05/23/2007	87,639
		TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $6,263,423)	6,263,423

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
REPURCHASE AGREEMENT—1.5%
	United States—1.5%
1,024,716	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007, with a maturity value
		of $1,024,816 and pan effective yield of 3.51%, collateralized
		by a U.S. Government and Agency Obligation, with a rate
		of 8.875%, a maturity of 07/25/2026 and an aggregate
		market value of $1,075,952. (Cost $1,024,716)	$1,024,716
		TOTAL INVESTMENTS—104.9% (Cost $63,818,562)	72,643,230
		OTHER ASSETS AND LIABILITIES (Net)—(4.9%)	(3,411,137)
		TOTAL NET ASSETS—100.0%	$69,232,093

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

NVDR  Non Voting Depositary Receipt

(1)  Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.

(2)  Security valued at fair value as determined by the policies approved by the board of directors.

(3)  Illiquid security

(4)  All or a portion of this security was on loan to brokers at April 30, 2007.

(5)  Security has been pledged for futures collateral.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $63,930,656.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2007

Julius Baer Global Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/02/2007	HUF	1,173,897	6,466	6,526	$(60)
05/31/2007	JPY	169,437,056	1,423,389	1,463,364	(39,975)
05/07/2007	UAH	312,028	62,265	62,250	15
Net unrealized depreciation on forward foreign exchange contracts to buy					$(40,020)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
06/22/2007	CZK	6,589,050	320,120	317,140	$(2,980)
07/31/2007	EUR	1,259,911	1,724,902	1,718,563	(6,339)
06/22/2007	HUF	20,971,008	115,116	112,229	(2,887)
06/22/2007	PLN	577,920	208,598	199,118	(9,480)
06/21/2007	TRY	207,110	148,973	144,086	(4,887)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(26,573)

Glossary of Currencies

CZK  — Czech Koruna

EUR  — Euro

HUF  — Hungarian Forint

JPY  — Japanese Yen

PLN  — Polish Zloty

TRY  — Turkish Lira

UAH  — Ukraine Hryvna

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer Global Equity Fund

At April 30, 2007, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	29.4%	$20,362,167
Consumer Discretionary	12.3	8,540,303
Industrials	10.4	7,176,365
Healthcare	9.0	6,215,303
Information Technology	8.9	6,143,569
Consumer Staples	6.5	4,538,428
Materials	5.6	3,909,035
Energy	5.4	3,740,703
Telecommunications	5.0	3,442,087
Utilities	1.8	1,262,324
Cash & Cash Equivalents	10.6	7,312,946	*
Total Investments	104.9	72,643,230
Other Assets and Liabilities (Net)	(4.9)	(3,411,137	)*
Net Assets	100.0%	$69,232,093

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $887,997 and notional market value for futures, which is 1.40% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—92.6%
	France—11.5%
101,564	Accor SA (1)(2)	$9,542,711
497,143	Aeroports de Paris* (1)(2)	49,499,450
577,218	Air Liquide (1)	143,081,019
82,557	Alstom* (1)	12,244,030
93,167	Atos Origin* (1)	6,673,555
1,447,972	BNP Paribas (1)(2)	167,578,945
1,008,435	Bouygues SA (1)(2)	80,134,467
664,640	Carrefour SA (1)(2)	50,927,954
1,192,181	CIE de Saint-Gobain (1)	126,812,626
81,434	EDF Energies Nouvelles* (1)(2)	4,770,281
1,495,151	Electricite de France (1)(2)	129,585,527
127,039	Eurazeo (1)(2)	20,018,700
3,840,947	France Telecom (1)(2)	111,969,100
399,933	Gaz de France (1)(2)	18,711,204
931,440	Generale de Sante (1)	41,691,739
1,905,570	Havas SA (1)(2)	10,603,733
94,793	Hermes International (1)(2)	13,680,564
776,232	JC Decaux (1)(2)	24,099,749
1,285,281	Lafarge SA (1)(2)	207,849,790
303,045	Lagardere S.C.A. (1)(2)	23,768,951
1,685,194	LVMH Moet Hennessy Louis Vuitton (1)(2)	196,226,571
559,384	Natixis (1)	15,226,802
479,412	Neuf Cegetel* (1)	19,464,024
128,324	Nexity (1)	11,081,675
583,555	Pernod-Ricard (1)(2)	123,973,655
457,070	PPR (1)	79,239,248
229,436	Publicis Groupe (1)	10,914,395
158,704	Remy Cointreau (1)	11,588,940
215,874	Renault SA (1)(2)	28,006,753
1,776,934	Sanofi-Aventis (1)	163,170,664
885,203	Societe Generale (1)(2)	187,359,732
161,857	Sodexho Alliance (1)	12,819,378
2,110,960	Suez SA (1)(2)	119,752,267
184,537	Thales SA (1)	11,187,766
4,360,320	Total SA (1)(2)	321,929,423
327,895	Veolia Environnement (1)(2)	27,075,183
573,688	Vinci SA (1)(2)	92,030,465
1,990,514	Vivendi (1)(2)	82,044,148
23,794	Vranken Pommery Monopole (1)	1,844,556
78,860	Wendel Investissement (1)	13,535,027
		2,781,714,767

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United Kingdom—9.5%
7,060,145	Aegis Group (1)	$19,560,118
1,104,692	Alliance Boots (1)	24,671,983
1,283,186	Amec PLC (1)	14,217,187
2,732,181	Anglo American (1)	144,594,562
778,662	Arriva PLC (1)	11,694,953
1,628,031	BAE Systems (1)	14,775,879
4,052,545	BHP Billiton (1)	90,376,529
2,152,109	BP PLC (1)	24,180,557
2,315,798	Burberry Group (1)	31,783,549
1,873,767	Ceres Power* (1)	8,640,608
14,121,095	Compass Group (1)	102,169,384
9,531,213	Diageo PLC (1)	201,013,062
817,238	Firstgroup PLC (1)	10,734,845
9,761,106	GlaxoSmithkline PLC (1)	282,424,310
192,598	Go-Ahead Group (1)	10,019,699
1,608,955	Group 4 Securicor (1)	7,344,653
805,586	Gyrus Group* (1)	7,614,027
6,558,611	Highland Gold Mining* (1)	22,967,895
628,721	Imperial Tobacco (1)	27,238,782
1,178,029	Intertek Group (1)	21,827,160
2,549,191	Kingfisher PLC (1)	13,776,615
320,183	National Express (1)	7,794,218
916,337	Peter Hambro Mining* (1)(2)	21,140,995
3,267,899	Prudential PLC (1)	48,499,888
6,163,648	QinetiQ PLC (1)	23,443,549
1,612,571	Reckitt Benckiser (1)	88,363,579
5,935,581	Rentokil Initial (1)	20,428,451
1,274,775	Rio Tinto (1)	77,714,716
8,929,906	Rolls-Royce Group* (1)	85,330,430
672,117,195	Rolls-Royce Group-Class B-Entitlement Shares* (4)	1,344,033
612,019	SABMiller PLC (1)	14,463,814
2,162,059	Scottish & Newcastle (1)	26,503,774
11,389,157	Smith & Nephew (1)	142,445,382
810,869	Smiths Group (1)	17,523,478
672,416	Southern Cross Healthcare (1)	6,665,502
2,879,194	Stagecoach Group (1)	10,649,397
14,774,673	Tesco PLC (1)	135,770,559
120,148,126	Vodafone Group (1)	342,013,142
3,345,744	William Hill (1)	39,803,249
607,022	Wolseley PLC (1)	14,579,068
4,951,846	WPP Group (1)	73,325,148
2,227,414	Xchanging Ltd* (1)	11,703,305
		2,301,132,034

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Germany—9.0%
906,648	Aareal Bank* (1)	$48,103,459
195,198	Adidas AG (1)(2)	11,653,285
608,641	Bilfinger Berger (1)	57,152,372
173,811	Celesio AG (1)	12,463,385
5,413,099	Commerzbank AG (1)	270,858,193
90,063	Continental AG (1)(2)	12,561,911
1,386,693	Curanum AG (1)	15,181,493
1,588,970	DaimlerChrysler AG-Registered (1)(2)	129,426,857
1,000,743	Deutsche Bank-Registered (1)	154,187,860
345,614	Deutsche Boerse (1)(2)	81,360,693
6,414,132	Deutsche Post-Registered (1)	221,404,253
560,659	Deutsche Postbank (1)	54,920,095
534,824	Deutsche Wohnen (1)	31,353,569
322,221	DIC Asset (1)	13,307,442
1,058,125	E.ON AG (1)(2)	159,271,402
102,991	Eurocastle Investment (1)	5,419,831
3,028,714	Fraport AG (1)(2)	220,659,987
794,018	Fresenius AG (1)	66,088,877
280,365	Fresenius Medical Care (1)	42,232,254
368,680	Henkel KGaA (1)(2)	51,662,232
754,137	Hypo Real Estate (1)	50,469,293
802,708	IKB Deutsche Industriebank (1)	33,360,305
100,019	Interhyp AG* (1)(2)	12,361,119
676,474	IVG Immobilien (1)(2)	30,441,004
1,002,089	KarstadtQuelle AG* (1)(2)	38,719,428
584,894	Landesbank Berlin* (1)(2)	5,493,870
44,920	MAN AG (1)(2)	6,012,431
308,758	Marseille-Kliniken AG (1)	6,824,696
1,582,979	Medicilin AG* (1)	10,249,783
145,299	Merck KGaA (1)(2)	19,345,542
308,442	Metro AG (1)	23,832,085
239,084	MTU Aero Engines (1)	13,878,466
127,231	MVV Energie (1)	5,298,990
574,379	Patrizia Immobilien* (1)	12,161,111
532,355	Praktiker Bau-Und Heimwerkermaerkte (1)	22,200,535
10,324	Puma AG (1)(2)	4,680,183
549,283	Rhoen-Klinikum AG (1)	33,031,134
1,504,316	Siemens AG-Registered (1)	181,665,451
93,611	Symrise* (1)	2,730,197
		2,172,025,073

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—6.6%
395,727	Adecco SA (1)	$27,142,185
130,657	BKW FMB Energie (1)	13,958,629
2,157,625	Compagnie Financiere Richemont (1)	130,074,225
1,975,539	Credit Suisse-Registered (1)(2)	155,242,515
378,533	Dufry Group* (1)	42,192,634
122,142	Flughafen Zuerich-Registered (1)	48,408,831
17,807	Givaudan SA-Registered (1)	16,649,067
1,385,498	Holcim Ltd (1)(2)	148,153,454
759,547	Nestle SA-Registered (1)	300,916,088
3,815,800	Novartis AG-Registered (1)(2)	222,134,139
1,232,331	Roche Holding (1)	232,467,050
37,619	SGS SA (1)(2)	47,744,932
542,365	Swatch Group (1)	154,965,091
244,418	Syngenta AG-Registered* (1)(2)	48,616,892
378,145	Unilabs* (1)	12,558,624
		1,601,224,356
	Japan—5.4%
261,890	Acom Co (1)(2)	9,449,339
465,349	Aeon Credit Service (1)	7,744,101
291,700	Aiful Corp (1)(2)	7,268,948
421,927	Aisin Seiki (1)	13,870,085
361,726	Bank of Kyoto (1)(2)	4,179,307
2,052,686	Bank of Yokohama (1)	15,036,915
1,107,556	Bosch Corp (1)(2)	5,328,185
1,034,488	Canon Inc (1)	57,838,702
1,230,000	Chiba Bank (1)	10,172,937
262,147	Credit Saison (1)	7,458,214
631,000	Daihatsu Motor (1)	5,293,785
199,300	Daikin Industries (1)	6,737,943
795,458	Daiwa Securities (1)	8,848,153
528,906	Denso Corp (1)	18,695,660
1,347	Dentsu Inc (1)	3,828,831
3,148	East Japan Railway (1)	25,512,079
282,500	Eisai Co (1)	13,425,834
171,600	Exedy Corp (1)	4,540,514
177,900	Fanuc Ltd (1)	17,408,543
4,086	Fuji Television Network (1)	9,574,610
1,059,000	Fujitsu Ltd (1)	6,652,896
1,365,000	Fukuoka Financial* (1)	10,395,866
1,093,000	Gunma Bank (1)	7,274,904
1,045,452	Honda Motor (1)	35,982,081

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
558,132	Hoya Corp (1)	$17,132,137
180,860	Ibiden Co (1)	10,273,832
677,297	Itochu Corp (1)	6,658,897
7,661	Japan Tobacco (1)	37,398,730
331,931	JS Group (1)	7,496,481
297,728	JSR Corp (1)(2)	6,668,146
1,478	KDDI Corp (1)	11,603,275
22,990	Keyence Corp (1)	5,116,714
1,224,148	Koito Manufacturing (1)	14,281,469
1,149,269	Kubota Corp (1)	10,835,408
100,900	Kyocera Corp (1)	9,803,771
309,132	Makita Corp (1)	11,805,832
2,465,151	Matsushita Electric Industrial (1)	47,656,323
677,000	Mitsubishi Electric (1)	6,562,697
7,520	Mitsubishi UFJ Financial (1)	78,618,883
439,728	Mitsubishi UFJ Securities (1)	4,624,477
307,022	Mitsui Fudosan (1)	8,965,563
51	Mitsui Mining & Smelting (1)	246
8,338	Mizuho Financial (1)	50,238,923
292,553	NGK Spark Plug (1)	5,148,928
755,133	NHK Spring (1)	6,496,180
41,606	Nintendo Co (1)	12,944,081
528,000	Nippon Electric Glass (1)	9,049,916
5,032	Nippon Telegraph & Telephone (1)	25,041,981
342,000	Nissan Chemical Industries (1)	3,878,798
905,126	Nissan Motor (1)	9,132,028
516,131	Nitto Denko (1)	22,739,229
697,049	Nomura Holdings (1)	13,424,989
935,000	NSK Ltd (1)	9,054,698
15,923	NTT DoCoMo (1)	27,167,388
47,570	ORIX Corp (1)	12,671,744
278,580	Promise Co (1)	8,381,942
1,747	Resona Holdings (1)(2)	3,942,375
1,032,000	Ricoh Co (1)	22,632,167
485	Sapporo Hokuyo (1)	4,678,251
2,222,625	Seiyu Ltd* (1)(2)	2,581,741
169,841	Seven & I (1)	4,893,903
479,000	Sharp Corp (1)	8,767,448
454,603	Shizuoka Bank (1)	4,790,861
740,708	Sony Corp (1)	39,453,586
443,688	Stanley Electric (1)	8,803,048
2,103,000	Sumitomo Chemical (1)	13,883,348

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
360,152	Sumitomo Corp (1)	$6,124,048
713,700	Sumitomo Electric Industries (1)	10,122,659
1,345,175	Sumitomo Metal Industries (1)	6,816,632
5,715	Sumitomo Mitsui Financial (1)	50,005,028
1,777,653	Sumitomo Trust & Banking (1)	17,357,296
425,000	Suruga Bank (1)	5,145,206
1,474,700	Suzuki Motor (1)	41,986,810
231,279	Takata Corp (1)	8,445,279
318,800	Takeda Pharmaceutical (1)	20,665,455
277,950	Takefuji Corp (1)	9,329,735
804,000	Teijin Ltd (1)	4,148,727
434,000	Toppan Printing (1)	4,410,418
1,135,431	Toray Industries (1)	7,806,521
1,787,089	Toyota Motor (1)	108,876,087
146,900	Ulvac Inc (1)	4,800,034
348,680	Yamada Denki (1)	32,128,129
589,800	Yamaha Motor (1)	15,580,076
333,587	Yamato Holdings (1)	4,842,004
724,895	Yokogawa Electric (1)	10,659,061
		1,307,068,071
	Italy—4.4%
1,323,930	Aicon Spa (1)	7,806,755
1,084,310	Assicurazioni Generali (1)(2)	49,875,836
186,293	Autostrada Torino-Milano (1)(2)	4,690,183
9,041,856	Banca CR Firenze (1)	71,493,837
599,984	Banca Popolare dell' Emilia Romagna (1)(2)	16,915,009
391,498	Banca Popolare dell'Etruria e del Lazio (1)(2)	8,565,405
4,567,724	Banca Popolare di Milano (1)(2)	76,785,583
1,217,726	Banca Popolare di Sondrio (1)(2)	27,251,498
4,406,968	Banca Popolare Italiana* (1)	73,390,827
1,317,296	Banco Popolare di Verona e Novara (1)(2)	43,923,369
1,145,390	Bulgari SpA (1)(2)	17,479,565
1,806,130	Buzzi Unicem (1)	57,599,071
11,418,198	Capitalia SpA (1)(2)	108,519,436
3,379,666	Credito Emiliano (1)	56,080,642
1,657,438	ENI SpA (1)(2)	54,998,725
657,492	Finmeccanica SpA (1)(2)	20,165,408
753,641	Geox SpA (1)(2)	13,804,394
1,356,020	Impregilo SpA* (1)	10,972,240
12,727,535	Intesa Sanpaolo* (1)	102,460,712

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Italy—Continued
434,695	Luxottica Group (1)(2)	$15,129,234
1,292,320	Piccolo Credito Valtellinese (1)(2)	22,813,489
644,749	Poltrona Frau* (1)(2)	2,679,905
184,635	SAVE SpA (1)	6,612,352
462,470	Societa Iniziative Autostradali e Servizi (1)(2)	7,860,907
6,718,143	Telecom Italia (1)(2)	20,189,553
14,894,526	UniCredito Italiano (1)(2)	152,672,419
916,324	Unione di Banche Italiane (1)	27,720,267
		1,078,456,621
	Netherlands—4.3%
257,449	AmRest Holdings* (1)	8,876,939
610,467	Draka Holding* (1)(2)	23,256,698
5,114	Endemol NV (1)	159,861
377,219	Heineken NV (1)(2)	20,147,603
3,068,340	ING Groep (1)(2)	139,287,609
7,327,894	KKR Private Equity Investors	178,800,614
4,170,401	Koninklijke Ahold* (1)	52,964,724
327,092	Koninklijke Vopak (1)(2)	19,596,831
765,937	Koninklijke Wessanen (1)(2)	12,099,780
4,034,049	Plaza Centers* (1)	15,175,991
3,736,494	Royal KPN (1)(2)	63,289,060
827,118	Royal Numico (1)(2)	45,681,439
2,098,250	Royal Philips Electronics (1)	85,808,796
2,025,490	Spazio Investment (1)	41,533,281
3,736,426	TNT NV (1)(2)	168,319,766
4,933,245	Unilever NV (1)	150,115,833
544,938	Wavin NV (1)	12,261,823
		1,037,376,648
	Russia—4.1%
456,607	Alfa Cement* (4)	34,245,525
60,135	Armada* (4)	15,657
289,222	AvtoVAZ GDR	29,011,606
34,722,025	Central Telecommunication	34,027,585
567,981	CTC Media*	14,812,944
1,562,095	Gazprom ADR (2)	62,280,571
135,748	Gazpromneft	504,304
547,651	Kuban Energy Retail* (4)	1,725,101
547,651	Kuban Main Network (1)(4)	0
547,651	Kubanenergo OJSC* (4)	27,930,201
374,821	LUKOIL ADR (2)	29,363,177

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued
508,856	MMC Norilsk Nickel ADR	$99,036,099
336,961	North-West Telecom ADR	28,136,244
4,578,826	NovaTek OAO	23,993,048
66,772,886	Novorossiysk Trade Port (4)	4,356,931
440	OJSC Evrocement* (4)	5,720,000
65,895	Open Investments* (4)	18,681,233
93,713	Polyus Gold*	4,287,370
992,899	Polyus Gold ADR* (2)	45,524,419
2,817,254	Promstroibank St. Petersburg	4,620,297
754,914	RBC Information Systems*	7,198,105
2,759,690	Rosneft Oil* (1)	23,912,714
9,148,177	Rosneft Oil GDR* (1)(2)	78,595,511
29,236	Sberbank RF	115,920,740
226,753	Sibirskiy Cement* (4)	14,172,063
131,021	Sibirtelecom ADR	12,944,875
21,446	Sistema Hals-Board	6,455,246
1,483,076	Sistema Hals GDR*†	22,320,294
787,702	Southern Telecommunication ADR*	8,231,486
8,267,339,496	TGK-8	9,920,807
8,001,294	TNK-BP	16,842,724
789,191	Unified Energy System GDR (1)	101,024,799
4,773,678	Uralkaliy	9,225,133
1,042,702	Urals Energy* (1)	8,860,087
720,589	Veropharm*	34,191,948
2,725,137	VolgaTelecom	17,079,796
205,040	VolgaTelecom ADR (2)	2,536,345
64,340	Volskcement-Class BRD* (4)	12,707,150
406,285	Wimm-Bill-Dann Foods ADR (2)	32,746,571
		1,003,158,706
	Poland—4.0%
4,394,619	Agora SA (1)	70,966,817
189,274	Bank BPH (1)	66,892,480
906,066	Bank Handlowy w Warszawie (1)	30,706,563
4,790,646	Bank Millenium (1)	18,564,861
2,057,051	Bank Pekao (1)	191,902,372
995,583	Bank Zachodni WBK (1)	108,117,958
53,169	BRE Bank* (1)	9,608,378
505,243	Budimex SA* (1)	22,700,033
705,253	Cersanit-Krasnystaw* (1)	12,007,132
190,582	Globe Trade Centre*	3,342,171

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Poland—Continued
385,645	Grupa Kety (1)	$26,894,020
565,414	Inter Cars* (1)	15,794,983
87,826	Inter Groclin Auto* (1)	2,019,803
217,022	JC Auto (1)	2,261,336
1,316,446	NFI Empik Media & Fashion* (1)	10,375,873
598,502	Opoczno SA* (1)	11,533,727
84,439	PBG SA* (1)	12,970,869
10,955,763	PKO Bank Polski (1)	199,681,897
334,695	Polish Energy Partners (1)	3,573,212
860,953	Polska Grupa Farmaceutyczna (1)	26,532,276
2,404,170	Polski Koncern Miesny Duda* (1)	11,623,058
2,404,170	Polski Koncern Miesny Duda*	11,638,042
320,892	Sniezka SA* (1)	6,330,260
10,000,000	Stalexport SA* (1)	24,937,004
82,385	Stomil Sanok (1)	6,656,424
24,508	Techmex SA* (1)	293,009
6,599,473	Telekomunikacja Polska (1)	52,747,973
		960,672,531
	Hungary—3.1%
1,181,290	Ablon Group /Wi (1)	7,582,199
110,765	Egis Gyogyszergyar (1)	13,122,627
22,992,899	Magyar Telekom Telecommunications (1)	133,421,305
198,026	MOL Hungarian Oil and Gas (1)	24,136,843
10,870,750	OTP Bank (1)	552,675,503
103,055	Richter Gedeon (1)	21,188,100
		752,126,577
	Sweden—3.0%
125,319	Autoliv Inc (1)(2)	7,254,742
612,278	Elekta AB-Class B (1)(2)	10,808,121
1,476,609	Getinge AB-Class B (1)(2)	33,780,029
266,493	Hemtex Ab (1)	5,472,498
806,174	Hennes & Mauritz-Class B (1)(2)	53,281,789
479,959	Modern Times-Class B (1)	28,032,596
7,521,140	Nordea AB (1)(2)	130,002,893
1,130,660	OMX AB (1)(2)	27,028,077
7,816	RaySearch Laboratories AB* (1)	221,554
1,597,533	Rezidor Hotel* (1)	14,018,528
4,556,998	Skandinaviska Enskilda Banken (1)	166,544,634
1,842,368	Skanska AB-Class B (1)(2)	42,571,068

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Sweden—Continued
4,459,140	Swedbank AB (1)(2)	$171,306,454
7,103,522	Telefonaktiebolaget LM Ericsson-Class B (1)(2)	27,080,406
1,883,670	TeliaSonera AB (1)(2)	15,255,691
		732,659,080
	Finland—2.9%
645,414	Atria Group (1)	23,456,108
1,610,610	Citycon Oyj (1)	12,781,816
710,821	Cramo Oyj (1)	27,877,281
401,687	Elisa Oyj-Class A (1)	11,682,292
4,330,952	Fortum Oyj (1)(2)	133,775,598
2,014,597	HKScan Oyj (1)(2)	48,600,655
297,995	Kemira Oyj (1)	7,217,523
83,525	Kesko Oyj-Class B (1)	5,774,763
5,117,272	Nokia Oyj* (1)(2)	129,362,587
227,741	Nokian Renkaat (1)(2)	6,988,215
789,582	Olvi Oyj (1)	26,142,845
340,800	Oriola-KD Oyj-Class A (1)	1,594,104
2,458,727	Oriola-KD Oyj-Class B (1)	11,629,511
698,770	Orion Oyj-Class B (1)(2)	16,614,263
550,559	Outotec Oyj (1)	23,749,696
2,070,148	Ramirent Oyj (1)(2)	50,898,106
1,395,320	Sampo Oyj-Class A (1)(2)	43,409,146
725,049	Sanoma-WSOY Oyj-Class B (1)(2)	21,365,507
521,575	Stockmann Oyj-Class B (1)(2)	25,983,258
124,508	Wartsila Oyj-Class B (1)	8,294,984
1,980,514	YIT Oyj (1)(2)	70,016,328
		707,214,586
	Austria—2.7%
353,250	CA Immo Anlagen* (1)	11,769,622
1,328,162	CA Immo International* (1)	29,289,617
1,452,926	Erste Bank der Oesterreichischen Sparkassen (1)	116,526,750
671,218	Flughafen Wien* (1)(2)	72,723,222
2,374,564	Immoeast AG* (1)(2)	33,515,684
1,638,628	OMV AG (1)	103,720,904
896,749	Raiffeisen International Bank (1)(2)	123,391,140
2,042,601	Telekom Austria (1)	57,603,733
607,871	Wiener Staedtische Versicherung (1)	45,611,123
786,242	Wienerberger AG* (1)(2)	56,418,352
		650,570,147

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Australia—2.2%
1,190,950	Austereo Group (1)	$2,073,776
5,815,017	BHP Billiton (1)	142,024,790
2,550,440	Brambles Ltd* (1)	27,819,868
568,884	CSL Ltd (1)	40,978,786
530,382	Fairfax Media (1)	2,291,051
28,660,890	Macquarie Airports (1)	94,291,766
5,527,995	Newcrest Mining (1)	105,781,755
709,992	Prime Television (1)	2,313,784
134,226	Publishing & Broadcasting (1)	2,273,044
1,689,038	Rio Tinto (1)	115,090,388
178,845	Southern Cross Broadcasting (1)	2,461,273
786,814	Ten Network (1)	1,986,201
		539,386,482
	Belgium—1.8%
601,107	Almancora Comm Va (1)	99,182,997
1,722,327	Fortis (1)	77,140,843
233,923	Ion Beam Applications* (1)(2)	6,926,062
1,973,328	KBC Groep (1)(2)	260,494,673
		443,744,575
	Czech Republic—1.6%
2,126,273	Komercni Banka (1)	398,408,057
	Romania—1.3%
2,950,900	Antibiotice*	2,229,792
39,827,000	ARDAF-Societatea de Asigurare Reasigurare* (4)	3,066,698
1,900,000	Asigurarea Romaneasca-Asirom* (4)	604,710
8,700,000	Banca Transilvania*	3,894,376
24,113,009	Biofarm Bucuresti*	7,402,096
8,044,477	BRD-Groupe Societe Generale	76,313,595
9,223,800	Compa-Sibi*	5,776,594
16,622,500	Condmag*	13,311,380
67,182,500	Dafora SA*	26,072,345
59,449,499	Impact SA*	19,470,227
693,300	Policolor*	854,151
2,164,000	Rolast Pitesti*	133,303
667,041,400	Rompetrol Rafinare*	28,489,071
59,500	Santierul Naval Braila* (4)	113,011
555,587,557	SNP Petrom	126,630,294
13,131,100	Socep Constanta*	1,445,200
118,690	Transelectrica SA*	2,359,129
8,152,018	Zentiva SA*	6,059,487
		324,225,459

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Norway—1.3%
1,742,454	Acta Holding (1)	$10,170,354
2,669,666	Austevoll Seafood* (1)	24,465,653
482,738	Cermaq ASA (1)(2)	8,450,210
474,558	Copeinca ASA* (1)	4,631,677
954,127	DnB NOR (1)(2)	13,594,244
166,343	Electromagnetic Geoservices (1)(2)	3,564,673
881,560	Marine Famrs (1)	3,818,118
2,397,086	Norsk Hydro (1)(2)	82,865,143
591,334	Norwegian Property* (1)(2)	7,060,945
2,050,640	Orkla ASA (1)(2)	32,665,557
2,783,755	Scandinavian Property Development*	22,926,197
880,222	Statoil ASA (1)(2)	24,719,328
610,342	Storebrand ASA (1)(2)	10,334,761
3,519,899	Telenor ASA (1)(2)	65,903,236
		315,170,096
	Hong Kong—1.3%
8,717,292	China Merchants Holdings International (1)	38,666,272
31,906,602	Clear Media* (1)	33,624,482
40,296,244	Emperor Entertainment Hotel (1)	7,602,018
14,816,208	Galaxy Entertainment* (1)	14,395,583
33,985,042	GOME Electrical Appliances (1)	52,407,926
5,823,459	Hutchison Telecommunications International* (1)	12,003,903
30,594,019	Melco International Development (1)	59,267,313
7,648	Melco PBL Entertainment Macau ADR*	133,228
53,823,712	Shun Tak (1)	74,761,818
23,667,274	Texwinca Holdings (1)	16,804,090
6,095,473	Tianjin Port Development Holdings	3,420,833
		313,087,466
	Ukraine—1.2%
214,485	Anthousa Ltd GDR† (4)	8,166,843
6,501,285	Bank Forum* (4)	55,260,923
2,053,250	Centrenergo* (4)	6,801,147
165,000	Centrenergo ADR* (4)	5,465,430
20,500	Dniproenergo* (4)	6,802,654
10,700	Ivano-Frankivskcement* (4)	909,500
2,750,000	Kirovogradoblenergo* (4)	2,469,321
77,861,005	Lutsk Automobile Plant* (4)	10,978,402

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—Continued
191,865,265	Raiffeisen Bank Aval*	$36,753,597
64,091	Retail Group* (4)	17,625,025
18,800	Rodovid Bank* (4)	29,967,200
6,895,337	Slavutich Brewery* (4)	7,223,490
1,328,616,000	Ukrinbank* (4)	13,286,160
24,898	Ukrnafta Oil ADR*	11,356,412
50,766,364	Ukrsotsbank AKB (4)	36,265,306
116,751,392	UkrTelecom*	25,766,146
573,260	UkrTelecom GDR* (1)	6,141,049
18,621,729	VK Development* (4)	4,972,002
15,000	Zakhidenergo*	1,299,012
595,792	Zakhidenergo GDR* (4)	12,899,019
400,000	Zhytomyroblenergo* (4)	438,990
		300,847,628
	Turkey—1.1%
2,625,287	Acibadem Saglik Hizmetleri ve Ticaret (1)	32,211,744
633,196	Aksigorta AS (1)	2,950,188
46,397	Alarko Gayrimenkul Yatirim Ortakligi* (1)	1,095,242
2,048,481	Anadolu Sigorta (1)	4,200,689
400,437	BIM Birlesik Magazalar*	25,384,977
1,420,369	Cimsa Cimento Sanayi ve Ticaret (1)	9,892,802
25,521,717	Dogan Sirketler Grubu (1)	47,940,053
3,150,261	Eczacibasi Ilac Sanayi* (1)	13,157,840
3,555,326	Haci Omer Sabanci (1)	15,551,915
3,214,590	Selcuk Ecza Deposu Ticaret ve Sanayi* (1)	13,764,427
1,598,349	TAV Havalimanlari* (1)	13,483,552
3,467,134	Turk Sise ve Cam Fabrikalari* (1)	13,147,868
7,365,934	Turkiye Garanti Bankasi (1)	35,535,291
9,756,813	Turkiye Is Bankasi (1)	46,113,124
553,611	Yapi Kredi Sigorta (1)	3,804,772
		278,234,484
	Serbia—1.0%
18,481	Agrobanka AD*	12,945,125
344,461	AIK Banka*	85,966,951
83,273	Imlek AD*	3,814,277
41,520	Komercijalna Banka* (4)	102,345,433
4,530	Privredna Banka*	9,827,874

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Serbia—Continued
130,820	Tigar AD*	$6,402,958
78,160	Toza Markovic* (4)	3,430,964
13,809	Univerzal Banka*	11,190,815
		235,924,397
	Mexico—0.9%
1,276,253	Banco Compartamos	6,454,739
6,668,348	Consorcio ARA	10,898,879
2,628,521	Controladora Comercial Mexicana	6,780,168
9,613,131	Corporacion Moctezuma	28,088,294
125,329	Desarrolladora Homex ADR* (2)	7,274,095
1,050,246	Empresas ICA Sociedad Controladora*	4,142,717
120,801	Fomento Economico Mexicano ADR	13,009,060
704,852	Grupo Aeroportuario del Centro Norte ADR*	20,609,872
195,970	Grupo Aeroportuario del Pacifico ADR	8,861,763
678,588	Grupo Aeroportuario del Sureste ADR	32,707,942
2,107,000	Grupo Cementos de Chihuahua	11,335,425
9,271,077	Grupo Financiero Banorte	40,303,142
796,907	Grupo Televisa ADR	22,353,241
2,150,507	Urbi Desarrollos Urbanos*	8,983,436
		221,802,773
	Denmark—0.9%
100,694	ALK-Abello (1)(2)	19,646,479
150,146	Almindelig Brand* (1)	10,731,678
108,113	Carlsberg A/S-Class B (1)	12,103,804
230,391	Harboes Bryggeri-Class B (1)	9,145,473
741,689	Novo-Nordisk-Class B (1)	72,466,714
64,340	Rockwool International-Class B (1)	14,676,254
335,340	Royal UNIBREW* (1)	45,424,102
697,167	TK Development* (1)	16,228,114
273,463	Vestas Wind Systems* (1)	17,661,326
		218,083,944
	Spain—0.9%
240,227	Gamesa Corporacion Tecnologica (1)	8,225,445
561,452	Grifols SA* (1)	9,717,908
2,759,745	Grupo Empresarial Ence (1)(2)	38,713,451
394,017	Inditex SA (1)	24,153,312
9,078,303	Mapfre SA (1)	47,113,651
3,705,241	Telefonica SA (1)	82,649,241
		210,573,008

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Cyprus—0.9%
5,338,369	Bank of Cyprus (1)	$84,028,094
5,292,008	Hellenic Bank	23,398,433
8,738,292	Marfin Popular Bank Public	100,644,554
		208,071,081
	Canada—0.7%
3,030,263	Eldorado Gold*	17,555,267
5,594,484	Ivanhoe Mines*	69,307,284
950,173	Kinross Gold*	12,644,432
347,124	Potash Corp of Saskatchewan	62,175,197
		161,682,180
	China—0.5%
72,018,772	Beijing Capital International Airport-Class H (1)	70,173,046
265,265	Guangzhou Pharmaceutical-Class H (1)	189,463
10,852,372	Shenzhen Chiwan Wharf-Class B (1)	24,067,566
6,677,369	Weiqiao Textile-Class H (1)	11,908,468
27,342,132	Wumart Stores-Class H* (3)(4)	19,224,500
		125,563,043
	United States—0.5%
2,976,168	News Corp (1)	72,844,738
2,000,260	News Corp-Class B (2)	48,006,240
		120,850,978
	Bulgaria—0.5%
301,290	Bulgarian American Credit Bank	15,151,833
8,167,841	Bulgarian Telecommunication	68,745,187
212,919	DZI Insurance & Reinsurance*	24,684,149
826,010	Sopharma AD	4,327,076
		112,908,245
	South Korea—0.4%
117,813	Hyundai Motor (1)	7,463,367
11,406	NHN Corp* (1)	1,781,872
127,082	Samsung Electronics (1)	77,818,103
		87,063,342
	Greece—0.4%
1,099,641	Athens Medical Center (1)	7,310,908
128,599	Fourlis SA (1)	3,208,631

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Greece—Continued
2,464,820	Hellenic Telecommunication Organization* (1)	$70,713,031
123,051	Heracles General Cement Comp (1)	2,989,381
403,760	Nirefs SA (1)	2,510,422
		86,732,373
	Venezuela—0.4%
3,652,895	Banco Provincial (4)	646,440
117,127	Banco Venezolano de Credito (4)	201,821
607,433	CA La Anonima Nacional TeleFonos De Venezuela ADR	8,868,522
15,843,815	Cemex Venezuela Saca-1 (4)	8,042,546
9,029,312	Electricidad de Caracas (4)	2,354,778
19,969,105	Mercantil Servicios Financieros-Class B (4)	50,311,022
262,677,795	Siderurgica Venezolana Sivensa SACA (4)	14,190,204
		84,615,333
	Multinational—0.3%
264,304	Central European Media Enterprises-Class A* (2)	23,824,363
789,537	Metro International-Class A* (1)	873,876
736,174	Millicom International Cellular* (2)	59,814,138
		84,512,377
	Brazil—0.3%
813,940	Diagnosticos da America (1)	17,632,495
684,513	Dufry South America BDR* (1)	12,975,112
363,451	Medial Saude* (1)	5,189,345
244,357	Medial Saude ADR*†	3,450,453
1,606,412	Santos-Brasil SA (1)	19,772,685
417,217	Sao Martinho*	5,404,450
		64,424,540
	Ireland—0.3%
18,339,296	Dragon Oil* (1)	63,156,700
	Portugal—0.2%
2,498,283	Energias de Portugal (1)	13,839,718
1,290,344	Jeronimo Martins (1)	36,917,737
		50,757,455
	Malaysia—0.2%
3,343,500	Sime Darby (1)	8,937,070
6,725,890	Steppe Cement* (1)	39,177,319
		48,114,389

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	India—0.2%
2,163,321	Ishaan Real Estate* (1)	$3,932,024
622,040	State Bank of India GDR (1)(2)	42,374,918
		46,306,942
	New Zealand—0.1%
18,940,995	Auckland International Airport (1)(2)	34,690,665
	Estonia—0.1%
940,201	Olympic Entertainment*	14,113,498
9,218,104	Tallink Group*	15,975,947
		30,089,445
	Philippines—0.1%
1,276,552	Ayala Corp (1)	15,983,638
9,606,873	Ayala Land (1)	3,491,375
1,401,758	Bank of the Philippine Islands (1)	1,894,507
101,369	Philippine Long Distance Telephone (1)	5,357,625
		26,727,145
	Thailand—0.1%
489	Bangkok Bank NVDR (1)	1,539
845,100	Bangkok Bank-Foreign Registered Shares (1)	2,727,448
27,918,900	Bank of Ayudhya NVDR (1)	17,026,566
20,018,473	Krung Thai Bank (1)	6,255,806
		26,011,359
	Kazakhstan—0.1%
1,608,996	BMB Munai*	9,251,727
654,461	Kazakhgold GDR* (1)	14,627,891
		23,879,618
	Indonesia—0.1%
29,661,866	Indofood Sukses Makmur (1)	5,309,799
3,070,126	Semen Gresik Persero (1)	12,900,459
		18,210,258
	Croatia—0.1%
8,149	Atlantska Plovidba	2,320,258
20,979	Dom Holding*	878,967
11,424	Ericsson Nikola Tesla	8,258,926
12,811	FIMA Validus*	463,083
779	Institut Gradevinarstva Hrvatske*	866,422

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Croatia—Continued
27,137	Podravka Prehrambena Industija*	$3,018,240
3,957	Proficio Dd* (4)	56,480
		15,862,376
	Latvia—0.1%
1,424,182	Parex Bank* (3)(4)	12,533,136
	Morocco—0.0%
21,439	Ciments du Maroc (1)	8,179,077
	Chile—0.0%
51,192	Sociedad Quimica y Minera de Chile ADR	8,068,883
	Lebanon—0.0%
386,000	Solidere-Class A	6,060,200
	Zambia—0.0%
6,745,282	Zambeef Products	4,887,886
	Lithuania—0.0%
179,733	Rokiskio Suris*	3,977,965
	TOTAL COMMON STOCKS (Cost $14,515,024,378)	22,448,824,557
PREFERRED STOCKS—0.3%
	Germany—0.2%
89,379	Fresenius AG (1)	7,558,949
1,361,836	ProsiebenSat.1 Media (1)	49,467,081
		57,026,030
	Russia—0.1%
27,931	Silvinit (4)	5,195,166
5,848,531	URSA Bank	13,784,988
		18,980,154
	Croatia—0.0%
45,410	Adris Grupa	4,683,174
	TOTAL PREFERRED STOCKS (Cost $49,232,638)	80,689,358

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
INVESTMENT FUNDS—0.5%
	Romania—0.2%
5,488,000	SIF 1 Banat Crisana Arad	$7,054,245
5,190,500	SIF 2 Moldova Bacau	6,746,446
5,460,500	SIF 3 Transilvania Brasov	8,285,886
8,070,000	SIF 4 Muntenia Bucuresti	6,429,355
5,801,500	SIF 5 Oltenia Craiova	8,481,690
		36,997,622
	Russia—0.1%
92,634	Renaissance Pre-IPO Fund* (4)	10,282,374
99,000	Renfin Ltd.Class A Closed End Fund* (4)	14,008,500
3,277,081	RenShares Utilites*	12,387,366
		36,678,240
	Australia—0.1%
10,812,849	Australian Infrastructure Fund (1)	26,109,472
	Luxembourg—0.1%
864,879	Prologis European Properties (1)	18,379,827
	Sweden—0.0%
1,485,000	Naxs Norsic Access Buyout	8,865,606
	TOTAL INVESTMENT FUNDS (Cost $84,950,381)	127,030,767
WARRANTS—2.3%
	India—2.2%
12,686,170	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by Citigroup, Expires 01/20/2010†	172,544,598
1,549,351	Bharti Airtel-Class A, Issued by CLSA, Expires 05/31/2010*†	30,619,193
4,278,617	Canara Bank, Issued by Citigroup, Expires 01/19/2009	23,470,565
4,612,180	Idea Cellular Ltd, Issued by Citigroup, Expires 01/17/2012*†	12,803,412
32,284	Idea Cellular Ltd, Issued by CLSA, Expires 03/2/2012*†	89,427
1,757,432	India Cements Ltd, Issued by ABNA, Expires 06/04/2007*†	7,644,829
76,404	Indian Bank, Issued by Citigroup, Expires 01/17/2012†	213,625
1,725,813	State Bank of India, Issued by Citigroup, Expires 01/19/2009†	55,533,211
6,355,228	State Bank of India, Issued by CLSA, Expires 05/13/2010†	204,064,592
334,899	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	9,621,313
		516,604,765

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
WARRANTS—Continued
	Georgia—0.1%
659,842	Bank of Georgia, Issued by Bank of Austria, Expires 09/14/2007*	$22,970,566
	Ukraine—0.0%
900	Laona Investments, Issued by Bank of Austria, Expires 11/16/2007*	6,263,743
	Russia—0.0%
117	Russian Domestic Small-Cap Basket, Issued by UBS, Expires 12/22/2007*†	1,731,600
	TOTAL WARRANTS (Cost $427,709,896)	547,570,674

Face Value	Currency
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
		Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes*	3,717,540
3,842,865	BGN	Bulgaria Housing Compensation Notes*	1,164,106
29,663,486	BGN	Bulgaria Registered Compensation Vouchers*	8,952,708
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $19,710,351)	13,834,354
Units
STRUCTURED NOTES—0.2%
		Philippines—0.2%
1,679	USD	Phillippines Notes, due 10/17/2008 (Cost $38,261,791)*†	48,937,177
Face Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.0%
		United States—0.0%
		US Treasury Bills
2,000,000	USD	4.805% due 06/28/2007 (5)	1,984,517
4,000,000	USD	4.810% due 06/28/2007 (5)	3,969,002
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,953,520)	5,953,519

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—18.1%
181,140,075		Abbey National, with rates ranging from 5.260%-5.280% and maturity dates ranging from 05/04/2007-06/12/2007	$181,140,075
28,587,486		American Beacon Funds	28,587,486
16,467,280		BancoBilbao Vizcaya Argentaria 5.305% due 05/14/2007	16,467,280
167,966,253		Bank of America, with rates ranging from 5.27%-5.31% and maturity dates ranging from 05/08/2007-07/10/2007	167,966,253
164,672,797		Bank of Ireland 5.285% due 06/29/2007	164,672,797
209,957,816		Bank of Montreal, with rates ranging from 5.275%-5.28% and maturity dates ranging from 05/16/2007-06/01/2007	209,957,816
61,752,299		Bank of Nova Scotia, with a rate of 5.28% and maturity dates ranging from 05/01/2007-05/09/2007	61,752,299
205,840,996		Barclays, with rates ranging from 5.285%-5.30% and maturity dates ranging from 05/07/2007-06/08/2007	205,840,996
65,622,350		Barton Capital, with rates ranging from 5.261%-5.291% and maturity dates ranging from 05/01/2007-05/03/2007	65,622,350
4,116,820		Bear Stearns & Co 5.310% due 07/10/2007	4,116,820
46,747,719		BGI Institutional 5.247% due 05/01/2007	46,747,719
82,336,398		BNP Paribas 5.265% due 05/09/2007	82,336,398
20,319,434		CAFCO Funding 5.294% due 05/16/2007	20,319,434
16,467,280		Calyon 5.305% due 05/24/2007	16,467,280
90,570,038		Canadian Imperial Bank of Commerce, with a rate of 5.28% and maturity dates ranging from 05/16/2007-05/29/2007	90,570,038
32,717,603		Charta, with rates ranging from 5.289%-5.298% and maturity dates ranging from 05/08/2007-06/13/2007	32,717,603
8,233,640		Citigroup 5.310% due 05/04/2007	8,233,640
81,939,766		Clipper Receivables, with rates ranging from 5.275%-5.286% and a maturity date of 05/22/2007	81,939,766
16,286,483		Compass Securitization 5.293% due 05/25/2007	16,286,483
95,837,835		CRC Funding, with rates ranging from 5.282%-5.293% and maturity dates ranging from 05/16/2007-06/15/2007	95,837,835

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
185,256,896		Credit Suisse First Boston, with rates ranging from 5.275%-5.30% and maturity dates ranging from 05/03/2007-06/25/2007	$185,256,896
205,024,494		Den Danske Bank, with rates ranging from 5.276%-5.282% and maturity dates ranging from 05/21/2007-05/23/2007	205,024,494
131,738,237		Deutsche Bank, with rates ranging from 5.275%-5.30% and maturity dates ranging from 05/01/2007-05/15/2007	131,738,237
41,168,199		Erste Bank 5.290% due 05/09/2007	41,168,199
16,298,376		Fairway Finance 5.297% due 05/07/2007	16,298,376
65,503,664		Falcon Asset Securitization, with rates ranging from 5.283%-5.292% and maturity dates ranging from 05/07/2007-05/24/2007	65,503,664
12,350,460		First Tennessee National Corporation 5.310% due 05/02/2007	12,350,460
205,840,996		Fortis Bank, with rates ranging from 5.27%-5.30% and maturity dates ranging from 05/11/2007-06/25/2007	205,840,996
40,987,746		Grampian Funding 5.283% due 05/23/2007	40,987,746
88,440,674		Greyhawk Funding, with rates ranging from 5.282%-5.297% and maturity dates ranging from 05/02/2007-05/22/2007	88,440,674
82,336,398		HBOS Halifax Bank of Scotland, with a rate of 5.30% and maturity dates ranging from 05/08/2007-06/13/2007	82,336,398
50,309,179		Jupiter Securitization, with rates ranging from 5.284%-5.292% and maturity dates ranging from 05/02/2007-05/04/2007	50,309,179
12,350,460		KBC Bank 5.270% due 05/02/2007	12,350,460
40,987,402		Lexington Parker Cap Comp Domestic Fixed CP 5.293% due 05/18/2007	40,987,402
61,553,422		Liberty Street, with rates ranging from 5.282%-5.296% and maturity dates ranging from 05/03/2007-05/25/2007	61,553,422
149,852,241		Lloyds TSB Bank, with rates ranging from 5.27%-5.28% and maturity dates ranging from 05/14/2007-05/24/2007	149,852,241
12,350,460		Morgan Stanley & Co 5.320% due 08/01/2007	12,350,460
16,262,376		Old Line Funding 5.296% due 05/15/2007	16,262,376

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
53,307,729		Paradigm Funding, with rates ranging from 5.287%-5.297 and maturity dates ranging from 05/29/2007-05/31/2007	$53,307,729
82,023,315		Park Avenue Receivables, with rates ranging from 5.280%-5.290% and maturity dates ranging from 05/09/2007-05/15/2007	82,023,315
172,906,437		Rabobank, with rates ranging from 5.275%-5.30% and maturity dates ranging from 05/01/2007-05/30/2007	172,906,437
32,441,559		Ranger Funding, with rates ranging from 5.287%-5.293% and maturity dates ranging from 05/01/2007-06/19/2007	32,441,559
37,731,171		Reserve Primary Money Market Fund	37,731,171
90,570,038		Royal Bank of Scotland, with rates ranging from 5.285%-5.310% and maturity dates ranging from 05/07/2007-05/25/2007	90,570,038
62,631,741		Sheffiled Receivables, with rates ranging from 5.286%-5.295% and maturity dates ranging from 05/04/2007-05/23/2007	62,632,741
53,518,659		Skandinaviska Enskilda Banken, with rates ranging from 5.280%-5.285% and maturity dates ranging from 05/15/2007-05/29/2007	53,518,659
318,637,420		Societe Generale, with rates ranging from 5.270%-5.313% and maturity dates ranging from 05/01/2007-06/11/2007	318,637,420
115,270,958		Standard Chartered Bank, with rates ranging from 5.280%-5.285% and maturity dates ranging from 05/14/2007-05/30/2007	115,270,958
16,467,280		Swedbank 5.300% due 05/11/2007	16,467,280
4,116,820		The Bank of the West 5.250% due 05/07/2007	4,116,820
53,476,633		Three Pillars Funding, with rates ranging from 5.255%-5.282% and maturity dates ranging from 05/01/2007-05/24/2007	53,476,633
164,672,797		Toronto Dominion Bank, with rates ranging from 5.275%-5.280% and maturity dates ranging from 05/10/2007-05/22/2007	164,672,797
49,203,529		Variable Funding Capital, with rates ranging from 5.277%-5.280% and maturity dates ranging from 05/17/2007-05/22/2007	49,203,529

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
61,348,920		Yorktown Capital, with rates ranging from 5.287%-5.295% and maturity dates ranging from 05/14/2007-05/23/2007	$61,348,921
		TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $4,384,518,055)	4,384,518,055
REPURCHASE AGREEMENT—1.0%
		United States—1.0%
236,294,249	USD	Investors Bank & Trust Company Repurchase Agreement, dated 04/30/2007, due 05/01/2007, with a maturity value of $236,317,288 and an effective yield of 3.51%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.279%-8.875%, maturities ranging from 01/25/2017-05/15/2036, and an aggregate market value of $248,108,961. (Cost $236,294,249)	$236,294,249
		TOTAL INVESTMENTS—115.1% (Cost $19,761,655,259)	27,893,652,710
		OTHER ASSETS AND LIABILITIES (NET)—(15.1%)	(3,650,390,795)
		TOTAL NET ASSETS—100.0%	$24,243,261,915

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

NVDR  Non Voting Depositary Receipt

(1)  Security valued at fair value utilizing a fair value model in accordance with valuation policies approved by the board of directors.

(2)  All or a portion of this security was on loan to brokers at April 30, 2007.

(3)  Security valued at fair value as determined by the policies approved by the board of directors.

(4)  Illiquid security

(5)  Security has been pledged for futures collateral.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $19,888,884,540.

Glossary of Currencies

BGN  — Bulgarian Lev

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2007

Julius Baer International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/22/2007	GBP	59,136,140	118,218,719	115,801,661	$2,417,058
05/03/2007	HUF	287,605,742	1,584,182	1,585,303	(1,121)
06/22/2007	JPY	13,106,000,000	110,412,274	112,680,173	(2,267,899)
06/25/2007	JPY	30,483,880,789	256,912,652	263,098,268	(6,185,616)
07/23/2007	JPY	26,477,720,000	223,950,378	227,227,805	(3,277,427)
07/31/2007	JPY	70,609,000,000	597,826,797	602,239,468	(4,412,671)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(13,727,676)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
06/22/2007	CZK	4,596,912,098	223,334,274	221,237,775	$(2,096,499)
07/31/2007	EUR	238,933,193	327,115,444	325,913,245	(1,202,199)
06/22/2007	HUF	6,413,325,474	35,204,545	34,321,553	(882,992)
05/02/2007	PHP	3,801,338	79,843	79,776	(67)
06/22/2007	PLN	272,254,543	98,269,317	93,803,247	(4,466,070)
06/21/2007	TRY	79,003,549	56,826,955	55,268,494	(1,558,461)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(10,206,288)

Glossary of Currencies

CZK  — Czech Koruna

EUR  — Euro

GBP  — British Pound Sterling

HUF  — Hungarian Forint

JPY  — Japanese Yen

PHP  — Philippine Peso

PLN  — Polish Zloty

TRY  — Turkish Lira

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer International Equity Fund

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	35.9%	$8,706,627,359
Industrials	10.4	2,522,334,176
Consumer Discretionary	10.2	2,461,650,479
Materials	8.5	2,064,901,868
Consumer Staples	7.6	1,835,787,826
Healthcare	6.7	1,634,614,208
Telecommunications	6.1	1,488,583,532
Energy	5.8	1,398,004,891
Utilities	2.8	678,418,578
Information Technology	2.0	475,963,971
Cash & Cash Equivalents	19.1	4,626,765,822	*
Total Investments	115.1	27,893,652,710
Other Assets and Liabilities (Net)	(15.1)	(3,650,390,795	)*
Net Assets	100.0%	$24,243,261,915

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $303,919,035 and notional market value for futures, which is 1.25% of net assets, and $56,776,193 in market value for swaps, which is 0.23% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—93.3%
	France—12.8%
20,418	Accor SA (1)	$1,918,425
202,211	Aeroports de Paris* (1)(2)	20,133,710
158,086	Air Liquide (1)	39,186,418
30,434	Alstom* (1)	4,513,667
20,436	Atos Origin* (1)	1,463,831
405,185	BNP Paribas (1)	46,893,500
337,964	Bouygues SA (1)(2)	26,856,034
182,876	Carrefour SA (1)(2)	14,012,850
323,692	CIE de Saint-Gobain (1)	34,431,208
13,286	EDF Energies Nouvelles* (1)(2)	778,274
408,145	Electricite de France (1)(2)	35,374,143
36,493	Eurazeo (1)(2)	5,750,536
975,889	France Telecom (1)(2)	28,448,561
87,988	Gaz de France (1)(2)	4,116,593
417,659	Havas SA (1)(2)	2,324,105
23,610	Hermes International (1)(2)	3,407,405
254,843	JC Decaux (1)(2)	7,912,135
383,897	Lafarge SA (1)	62,082,074
87,217	Lagardere S.C.A. (1)(2)	6,840,755
487,259	LVMH Moet Hennessy Louis Vuitton (1)(2)	56,737,184
184,474	Natixis (1)	5,021,504
131,672	Neuf Cegetel* (1)	5,345,855
62,700	Nexity (1)	5,414,584
187,447	Pernod-Ricard (1)(2)	39,822,278
132,385	PPR (1)	22,950,725
64,059	Publicis Groupe (1)	3,047,321
52,485	Remy Cointreau (1)	3,832,578
60,129	Renault SA (1)(2)	7,800,930
448,037	Sanofi-Aventis (1)	41,141,930
244,847	Societe Generale (1)	51,823,670
63,294	Sodexho Alliance (1)	5,013,004
592,954	Suez SA (1)(2)	33,637,580
67,624	Thales SA (1)	4,099,782
1,047,928	Total SA (1)(2)	77,370,206
70,538	Veolia Environnement (1)(2)	5,824,515
149,714	Vinci SA (1)(2)	24,016,973
504,696	Vivendi (1)(2)	20,802,342
28,010	Wendel Investissement (1)	4,807,457
		764,954,642

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United Kingdom—9.9%
1,667,244	Aegis Group (1)	$4,619,096
294,211	Alliance Boots (1)	6,570,853
373,343	Amec PLC (1)	4,136,491
661,316	Anglo American (1)	34,998,669
188,523	Arriva PLC (1)	2,831,482
318,820	BAE Systems (1)	2,893,585
963,402	BHP Billiton (1)	21,485,000
506,821	BP PLC (1)	5,694,514
705,824	Burberry Group (1)	9,687,197
3,693,135	Compass Group (1)	26,720,685
2,759,739	Diageo PLC (1)	58,202,832
288,592	Firstgroup PLC (1)	3,790,806
2,432,210	GlaxoSmithkline PLC (1)	70,372,684
43,832	Go-Ahead Group (1)	2,280,311
629,178	Group 4 Securicor (1)	2,872,109
181,714	Imperial Tobacco (1)	7,872,599
343,195	Intertek Group (1)	6,358,903
565,853	Kingfisher PLC (1)	3,058,044
72,595	National Express (1)	1,767,181
69,944	Peter Hambro Mining* (1)	1,613,692
842,950	Prudential PLC (1)	12,510,479
1,294,779	QinetiQ PLC (1)	4,924,716
436,400	Reckitt Benckiser (1)	23,913,283
1,654,335	Rentokil Initial (1)	5,693,714
321,005	Rio Tinto (1)	19,569,581
2,229,021	Rolls-Royce Group* (1)	21,299,588
144,002,224	Rolls-Royce Group-Class B-Entitlement Shares* (1)(3)	287,961
180,115	SABMiller PLC (1)	4,256,649
850,572	Scottish & Newcastle (1)	10,426,805
3,146,141	Smith & Nephew (1)	39,349,116
238,695	Smiths Group (1)	5,158,375
871,657	Stagecoach Group (1)	3,224,035
4,165,197	Tesco PLC (1)	38,275,712
29,697,988	Vodafone Group (1)	84,538,166
1,256,496	William Hill (1)	14,948,132
121,235	Wolseley PLC (1)	2,911,745
1,350,958	WPP Group (1)	20,004,498
		589,119,288

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Germany—9.6%
59,485	Adidas AG (1)(2)	$3,551,244
167,355	Bilfinger Berger (1)	15,714,904
61,722	Celesio AG (1)	4,425,871
1,539,449	Commerzbank AG (1)	77,030,251
20,348	Continental AG (1)(2)	2,838,122
379,243	DaimlerChrysler AG-Registered (1)	30,890,595
256,841	Deutsche Bank-Registered (1)(2)	39,572,362
89,572	Deutsche Boerse (1)	21,086,067
1,758,582	Deutsche Post-Registered (1)	60,703,075
147,738	Deutsche Postbank (1)	14,471,872
266,318	E.ON AG (1)(2)	40,086,796
26,592	Eurocastle Investment (1)	1,399,386
857,135	Fraport AG (1)(2)	62,447,427
385,915	Fresenius AG (1)	32,121,046
103,448	Fresenius Medical Care (1)	15,582,695
111,335	Henkel KGaA (1)(2)	15,601,103
254,948	Hypo Real Estate (1)	17,061,947
240,635	IKB Deutsche Industriebank (1)	10,000,719
173,754	IVG Immobilien (1)	7,818,846
288,296	KarstadtQuelle AG* (1)(2)	11,139,386
143,137	Landesbank Berlin* (1)(2)	1,344,476
8,826	MAN AG (1)	1,181,338
35,429	Merck KGaA (1)(2)	4,717,123
102,698	Metro AG (1)	7,935,066
57,694	MTU Aero Engines (1)(2)	3,349,050
5,839	Puma AG (1)(2)	2,646,996
332,342	Rhoen-Klinikum AG (1)(2)	19,985,387
383,917	Siemens AG-Registered (1)	46,362,902
15,574	Symrise* (1)	454,221
		571,520,273
	Switzerland—6.5%
113,727	Adecco SA (1)	7,800,325
33,394	BKW FMB Energie (1)	3,567,619
522,868	Compagnie Financiere Richemont (1)	31,521,534
508,389	Credit Suisse-Registered (1)	39,950,407
4,271	Givaudan SA-Registered (1)	3,993,270
430,660	Holcim Ltd (1)	46,051,143
191,873	Nestle SA-Registered (1)	76,015,931

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—Continued
944,137	Novartis AG-Registered (1)(2)	$54,962,278
312,458	Roche Holding (1)	58,942,110
9,723	SGS SA (1)(2)	12,340,146
134,167	Swatch Group (1)	38,334,335
63,860	Syngenta AG-Registered* (1)(2)	12,702,316
		386,181,414
	Japan—5.2%
65,930	Acom Co (1)(2)	2,378,842
110,316	Aeon Credit Service (1)	1,835,823
73,450	Aiful Corp (1)	1,830,320
161,748	Aisin Seiki (1)	5,317,172
72,396	Bank of Kyoto (1)(2)	836,448
405,593	Bank of Yokohama (1)	2,971,164
256,616	Canon Inc (1)	14,347,519
264,000	Chiba Bank (1)	2,183,460
51,023	Credit Saison (1)	1,451,630
162,000	Daihatsu Motor (1)	1,359,102
38,800	Daikin Industries (1)	1,311,752
277,928	Daiwa Securities (1)	3,091,489
141,129	Denso Corp (1)	4,988,599
621	Dentsu Inc (1)	1,765,185
728	East Japan Railway (1)	5,899,871
67,900	Eisai Co (1)	3,226,953
38,800	Fanuc Ltd (1)	3,796,804
983	Fuji Television Network (1)	2,303,436
155,467	Fujitsu Ltd (1)	976,682
311,000	Fukuoka Financial* (1)	2,368,582
286,000	Gunma Bank (1)	1,903,589
252,232	Honda Motor (1)	8,681,252
148,638	Hoya Corp (1)	4,562,517
43,110	Ibiden Co (1)	2,448,882
142,000	Itochu Corp (1)	1,396,084
1,894	Japan Tobacco (1)	9,245,946
60,291	JS Group (1)	1,361,639
61,717	JSR Corp (1)(2)	1,382,262
357	KDDI Corp (1)	2,802,685
5,020	Keyence Corp (1)	1,117,264
280,484	Kubota Corp (1)	2,644,427

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
28,900	Kyocera Corp (1)	$2,808,018
75,296	Makita Corp (1)	2,875,574
595,322	Matsushita Electric Industrial (1)	11,508,771
110,000	Mitsubishi Electric (1)	1,066,317
1,556	Mitsubishi UFJ Financial (1)	16,267,418
205,360	Mitsubishi UFJ Securities (1)	2,159,705
94,793	Mitsui Fudosan (1)	2,768,116
9	Mitsui Mining & Smelting (1)	43
1,829	Mizuho Financial (1)	11,020,268
63,361	NGK Spark Plug (1)	1,115,153
290,294	NHK Spring (1)	2,497,311
10,441	Nintendo Co (1)	3,248,309
103,500	Nippon Electric Glass (1)	1,773,989
1,099	Nippon Telegraph & Telephone (1)(2)	5,469,224
58,000	Nissan Chemical Industries (1)	657,808
170,173	Nissan Motor (1)	1,716,915
119,078	Nitto Denko (1)	5,246,230
167,154	Nomura Holdings (1)	3,219,344
347,000	NSK Ltd (1)	3,360,407
4,421	NTT DoCoMo (1)	7,542,989
11,655	ORIX Corp (1)	3,104,670
70,220	Promise Co (1)	2,112,786
269	Resona Holdings (1)(2)	607,040
247,000	Ricoh Co (1)	5,416,807
75	Sapporo Hokuyo (1)	723,441
246,000	Seiyu Ltd* (1)(2)	285,747
43,454	Seven & I (1)	1,252,110
101,000	Sharp Corp (1)	1,848,669
68,119	Shizuoka Bank (1)	717,876
210,298	Sony Corp (1)	11,201,459
219,561	Stanley Electric (1)	4,356,228
521,000	Sumitomo Chemical (1)	3,439,479
100,711	Sumitomo Corp (1)	1,712,496
219,100	Sumitomo Electric Industries (1)	3,107,573
298,158	Sumitomo Metal Industries (1)	1,510,906
1,254	Sumitomo Mitsui Financial (1)	10,972,232
330,633	Sumitomo Trust & Banking (1)	3,228,355
65,000	Suruga Bank (1)	786,914
400,500	Suzuki Motor (1)	11,402,806

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
48,482	Takata Corp (1)	$1,770,347
79,096	Takeda Pharmaceutical (1)	5,127,211
87,500	Takefuji Corp (1)	2,937,046
258,000	Teijin Ltd (1)	1,331,308
63,000	Toppan Printing (1)	640,222
316,286	Toray Industries (1)	2,174,587
414,494	Toyota Motor (1)	25,252,511
84,110	Yamada Denki (1)	7,750,077
157,877	Yamaha Motor (1)	4,170,457
40,505	Yamato Holdings (1)	587,929
181,165	Yokogawa Electric (1)	2,663,901
		310,302,479
	Italy—4.5%
268,713	Assicurazioni Generali (1)(2)	12,360,197
2,206,993	Banca CR Firenze (1)(2)	17,450,665
189,411	Banca Popolare dell' Emilia Romagna (1)	5,339,957
1,099,018	Banca Popolare di Milano (1)	18,475,008
318,796	Banca Popolare di Sondrio (1)(2)	7,134,338
1,068,282	Banca Popolare Italiana* (1)	17,790,485
328,920	Banco Popolare di Verona e Novara (1)(2)	10,967,372
421,000	Bulgari SpA (1)(2)	6,424,796
772,304	Buzzi Unicem (1)(2)	24,629,453
3,165,205	Capitalia SpA (1)(2)	30,082,353
852,786	Credito Emiliano (1)	14,150,743
400,187	ENI SpA (1)(2)	13,279,396
176,598	Finmeccanica SpA (1)(2)	5,416,295
179,131	Geox SpA (1)(2)	3,281,131
348,887	Impregilo SpA* (1)	2,823,020
3,118,068	Intesa Sanpaolo* (1)	25,101,441
137,869	Luxottica Group (1)(2)	4,798,427
1,493,522	Telecom Italia (1)(2)	4,488,374
3,918,522	UniCredito Italiano (1)(2)	40,165,779
222,421	Unione di Banche Italiane (1)	6,728,591
		270,887,821
	Netherlands—4.3%
102,970	Heineken NV (1)(2)	5,499,720
801,404	ING Groep (1)(2)	36,379,817

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Netherlands—Continued
1,754,014	KKR Private Equity Investors (2)	$42,797,942
1,309,202	Koninklijke Ahold* (1)	16,627,063
115,052	Koninklijke Vopak (1)(2)	6,893,029
956,354	Royal KPN (1)(2)	16,198,807
318,123	Royal Numico (1)(2)	17,569,822
531,995	Royal Philips Electronics (1)	21,756,154
1,051,304	TNT NV (1)(2)	47,359,494
1,441,825	Unilever NV (1)(2)	43,873,913
		254,955,761
	Russia—4.2%
348,618	CTC Media*	9,091,957
761,725	Gazprom ADR (2)	30,369,900
18,923	Gazpromneft	70,299
104,971	LUKOIL ADR (2)	8,223,344
174,118	MMC Norilsk Nickel ADR	33,887,716
1,123,845	NovaTek OAO	5,888,948
122,212	NovaTek OAO GDR†	6,403,909
102	OJSC Evrocement* (3)	1,326,000
20,146	Open Investments* (3)	5,711,391
336,096	Polyus Gold*	15,376,392
65,431	Polyus Gold ADR* (2)	3,000,011
631,714	Rosneft Oil* (1)	5,473,802
3,263,080	Rosneft Oil GDR* (1)(2)	28,034,377
9,357	Sberbank RF	37,100,505
441,262	Sistema Hals GDR*†	6,640,993
2,985,319	TNK-BP	6,284,097
303,898	Unified Energy System GDR (1)(2)	38,902,160
953,776	Uralkaliy	1,843,172
590,059	Uralsvyazinform ADR (2)	7,375,737
		251,004,710
	Hungary—4.1%
9,055,360	Magyar Telekom Telecommunications (1)	52,545,699
94,806	MOL Hungarian Oil and Gas (1)	11,555,642
3,215,196	OTP Bank (1)	163,462,509
91,261	Richter Gedeon (1)	18,763,255
		246,327,105

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Poland—3.8%
76,924	Bank BPH (1)	$27,186,181
558,268	Bank Handlowy w Warszawie (1)	18,919,694
675,135	Bank Millenium (1)	2,616,304
542,395	Bank Pekao (1)	50,600,052
268,802	Bank Zachodni WBK (1)	29,191,261
17,937	BRE Bank* (1)	3,241,466
94,249	Globe Trade Centre* (1)	1,652,812
27,786	ING Bank Slaski (1)	8,178,685
3,239,319	PKO Bank Polski (1)	59,040,467
3,441,784	Telekomunikacja Polska (1)	27,509,337
		228,136,259
	Austria—3.3%
172,672	CA Immo Anlagen* (1)	5,753,105
486,129	Erste Bank der Oesterreichischen Sparkassen (1)	38,988,243
1,395,185	Immoeast AG* (1)	19,692,280
489,531	OMV AG (1)	30,986,043
295,813	Raiffeisen International Bank (1)(2)	40,703,366
649,280	Telekom Austria (1)	18,310,454
269,994	Wiener Staedtische Versicherung (1)	20,258,788
288,109	Wienerberger AG* (1)(2)	20,673,832
		195,366,111
	Sweden—3.3%
36,076	Autoliv Inc (1)	2,088,447
449,626	Getinge AB-Class B (1)(2)	10,285,986
233,027	Hennes & Mauritz-Class B (1)(2)	15,401,260
150,409	Modern Times-Class B (1)(2)	8,784,823
1,794,696	Nordea AB (1)(2)	31,021,318
299,523	OMX AB (1)(2)	7,160,004
1,260,117	Skandinaviska Enskilda Banken (1)(2)	46,053,504
620,316	Skanska AB-Class B (1)	14,333,464
1,291,540	Swedbank AB (1)(2)	49,616,997
1,910,427	Telefonaktiebolaget LM Ericsson-Class B (1)	7,283,027
353,646	TeliaSonera AB (1)(2)	2,864,150
		194,892,980
	Finland—2.9%
142,692	Elisa Oyj-Class A (1)	4,149,922
1,205,104	Fortum Oyj (1)(2)	37,223,573

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Finland—Continued
127,164	Kemira Oyj (1)	$3,079,948
95,926	Kesko Oyj-Class B (1)	6,632,145
1,236,852	Nokia Oyj* (1)(2)	31,267,123
66,003	Nokian Renkaat (1)(2)	2,025,297
272,284	Orion Oyj-Class B (1)(2)	6,473,944
186,552	Ramirent Oyj (1)	4,586,698
524,207	Sampo Oyj-Class A (1)(2)	16,308,358
354,918	Sanoma-WSOY Oyj-Class B (1)(2)	10,458,608
347,552	Stockmann Oyj-Class B (1)(2)	17,313,969
25,966	Wartsila Oyj-Class B (1)(2)	1,729,909
885,188	YIT Oyj (1)(2)	31,293,701
		172,543,195
	Australia—2.6%
1,421,215	BHP Billiton (1)	34,711,465
612,860	Brambles Ltd* (1)	6,684,997
161,073	CSL Ltd (1)	11,602,675
662,106	Fairfax Media (1)	2,860,050
10,786,181	Macquarie Airports (1)	35,485,571
1,731,180	Newcrest Mining (1)	33,127,247
103,667	Publishing & Broadcasting (1)	1,755,544
421,591	Rio Tinto (1)	28,727,046
		154,954,595
	Belgium—2.4%
765,160	Almancora Comm Va (1)	126,251,835
408,765	Fortis (1)	18,308,066
		144,559,901
	Czech Republic—2.0%
642,578	Komercni Banka (1)	120,402,344
	Hong Kong—1.2%
4,778,245	China Merchants Holdings International (1)	21,194,302
4,607,909	Galaxy Entertainment* (1)	4,477,093
3,943,392	GOME Electrical Appliances (1)	6,081,058
1,843,323	Hutchison Telecommunications International* (1)	3,799,644
8,573,505	Melco International Development (1)	16,608,756
99,253	Melco PBL Entertainment Macau ADR*	1,728,987
13,270,196	Shun Tak (1)	18,432,470
		72,322,310

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Norway—1.0%
174,583	DnB NOR (1)(2)	$2,487,430
608,288	Norsk Hydro (1)(2)	21,027,978
655,555	Orkla ASA (1)(2)	10,442,627
216,703	Statoil ASA (1)(2)	6,085,684
215,455	Storebrand ASA (1)(2)	3,648,243
935,650	Telenor ASA (1)(2)	17,518,219
		61,210,181
	Cyprus—1.0%
2,172,379	Bank of Cyprus (1)	34,194,127
2,143,918	Marfin Popular Bank Public	24,692,889
		58,887,016
	Romania—1.0%
1,851,597	BRD-Groupe Societe Generale	17,565,098
175,673,899	SNP Petrom	40,039,841
		57,604,939
	Turkey—0.9%
7,725,311	Dogan Sirketler Grubu (1)	14,511,242
1,535,292	Haci Omer Sabanci (1)	6,715,764
3,150,931	Turkiye Garanti Bankasi (1)	15,200,958
3,877,969	Turkiye Is Bankasi (1)	18,328,246
		54,756,210
	Mexico—0.8%
818,838	Controladora Comercial Mexicana	2,112,161
1,307,675	Corporacion Moctezuma	3,820,853
87,219	Desarrolladora Homex ADR*	5,062,191
991,841	Fomento Economico Mexicano	10,663,837
3,774,577	Grupo Financiero Banorte	16,408,807
265,462	Grupo Televisa ADR	7,446,209
1,224,006	Urbi Desarrollos Urbanos*	5,113,110
		50,627,168
	Ukraine—0.8%
2,586,054	Raiffeisen Bank Aval*	495,383
37,845	Ukrnafta Oil (1)	2,877,629
5,575	Ukrnafta Oil ADR*	2,542,855

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—Continued
26,391	Ukrnafta Oil ADR* (3)	$12,038,277
92,477,349	UkrTelecom*	20,409,049
627,195	UkrTelecom GDR* (1)	6,718,828
		45,082,021
	Canada—0.7%
1,884,030	Ivanhoe Mines*	23,340,312
430,103	Kinross Gold*	5,723,598
88,516	Potash Corp of Saskatchewan	15,854,564
		44,918,474
	Spain—0.7%
46,911	Gamesa Corporacion Tecnologica (1)	1,606,247
147,210	Grifols SA* (1)	2,547,989
99,980	Inditex SA (1)	6,128,792
2,269,753	Mapfre SA (1)	11,779,333
898,590	Telefonica SA (1)	20,043,981
		42,106,342
	Denmark—0.6%
23,898	ALK-Abello (1)	4,662,756
39,482	Carlsberg A/S-Class B (1)	4,420,212
204,882	Novo-Nordisk-Class B (1)	20,017,993
23,397	Rockwool International-Class B (1)	5,336,965
58,660	Vestas Wind Systems* (1)	3,788,496
		38,226,422
	Multinational—0.5%
170,038	Central European Media Enterprises-Class A* (2)	15,327,225
206,640	Millicom International Cellular* (2)	16,789,500
		32,116,725
	United States—0.5%
724,468	News Corp (1)	17,732,091
500,121	News Corp-Class B (2)	12,002,904
		29,734,995

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Portugal—0.4%
524,333	Energias de Portugal (1)	$2,904,643
761,834	Jeronimo Martins (1)	21,796,658
		24,701,301
	South Korea—0.4%
36,463	Hyundai Motor (1)	2,309,904
7,528	NHN Corp* (1)	1,176,042
32,530	Samsung Electronics (1)	19,919,602
		23,405,548
	China—0.4%
21,225,365	Beijing Capital International Airport-Class H (1)	20,681,393
775,147	China Citic Bank* (1)	651,043
824,431	Country Garden Holdings (1)	743,025
		22,075,461
	Greece—0.3%
649,576	Hellenic Telecommunication Organization* (1)	18,635,636
	Philippines—0.2%
446,598	Ayala Corp (1)	5,591,829
7,239,186	Ayala Land (1)	2,630,899
574,269	Bank of the Philippine Islands (1)	776,137
51,161	Philippine Long Distance Telephone (1)	2,703,997
		11,702,862
	Thailand—0.2%
1,343,172	Bangkok Bank NVDR (1)	4,227,455
100,500	Bangkok Bank-Foreign Registered Shares (1)	324,350
7,828,500	Bank of Ayudhya NVDR (1)	4,774,274
5,208,672	Krung Thai Bank NVDR (1)	1,627,719
		10,953,798
	India—0.2%
146,740	State Bank of India GDR (1)(2)	9,996,295
	Malaysia—0.1%
1,853,400	Sime Darby (1)	4,954,079
	Chile—0.0%
9,662	Sociedad Quimica y Minera de Chile ADR (2)	1,522,924

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Venezuela—0.0%
79,214	CA La Anonima Nacional TeleFonos De Venezuela ADR	$1,156,524
	TOTAL COMMON STOCKS (Cost $4,591,548,790)	5,572,806,109
PREFERRED STOCKS—0.4%
	Germany—0.3%
37,487	Fresenius AG (1)	3,170,346
320,725	ProsiebenSat.1 Media (1)	11,649,956
		14,820,302
	Russia—0.1%
6,677	Silvinit (3)	1,241,922
2,796,026	URSA Bank	6,590,233
		7,832,155
	TOTAL PREFERRED STOCKS (Cost $18,338,516)	22,652,457
INVESTMENT FUNDS—0.1%
	Luxembourg—0.1%
271,275	Prologis European Properties (Cost $5,066,473) (1)	5,764,954
WARRANTS—2.3%
	India—2.3%
3,328,000	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by Citigroup, Expires 01/20/2010†	45,264,128
604,219	Bharti Airtel-Class A, Issued by CLSA, Expires 05/31/2010*†	11,940,934
1,391,073	Canara Bank, Issued by Citigroup, Expires 01/19/2009	7,630,800
57,401	Idea Cellular Ltd, Issued by Bear Sterns, Expires 03/13/2017*	159,563
2,005,013	Idea Cellular Ltd, Issued by Citigroup, Expires 01/17/2012*†	5,565,916
46,193	Idea Cellular Ltd, Issued by Lehman, Expires 03/26/2012*	128,071
871,478	State Bank of India, Issued by Citigroup, Expires 01/19/2009†	28,042,419
1,063,873	State Bank of India, Issued by CLSA, Expires 05/13/2010†	34,160,664
106,348	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	3,055,272
	TOTAL WARRANTS (Cost $113,274,554)	135,947,767

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.0%
		United States—0.0%
		US Treasury Bills
500,000	USD	4.805% due 06/28/2007 (4)	$496,129
1,000,000	USD	4.810% due 06/28/2007 (4)	992,251
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,488,380)	1,488,380
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—15.6%
38,601,159		Abbey National, rates ranging from 5.260%-5.280% and maturity dates ranging from 05/04/2007-06/12/2007	38,601,159
6,092,026		American Beacon Funds	6,092,026
3,509,196		BancoBilbao Vizcaya Argentaria 5.305% due 05/14/2007	3,509,196
35,793,802		Bank of America, rates ranging from 5.270%-5.310% and maturity dates ranging from 05/17/2007-07/10/2007	35,793,802
35,091,963		Bank of Ireland 5.285% due 06/29/2007	35,091,963
44,742,253		Bank of Montreal, rates ranging from 5.275%-5.28% and maturity dates ranging from 05/16/2007-06/01/2007	44,742,253
13,159,486		Bank of Nova Scotia 5.280% maturity dates ranging from 05/01/2007-05/09/2007	13,159,486
43,864,954		Barclays, with rates ranging from 5.285%-5.30% and maturity dates ranging from 05/07/2007-06/08/2007	43,864,954
13,984,198		Barton Capital, with rates ranging from 5.261%-5.291% and maturity dates ranging from 05/01/2007-05/03/2007	13,984,198
877,299		Bear Stearns & Co 5.310% due 07/10/2007	877,299
9,961,993		BGI Institutional 5.247% due 05/01/2007	9,961,993
17,545,981		BNP Paribas 5.265% due 05/09/2007	17,545,981
4,330,095		CAFCO Funding 5.294% due 05/16/2007	4,330,095
3,509,196		Calyon 5.305% due 05/24/2007	3,509,196
19,300,580		Canadian Imperial Bank of Commerce, with a rate of 5.28% and maturity dates ranging from 05/16/2007-05/29/2007	19,300,580

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
6,972,159		Charta, with rates ranging from 5.289%-5.298% and maturity dates ranging from 05/08/2007-06/13/2007	$6,972,159
1,754,598		Citigroup 5.310% due 05/04/2007	1,754,598
17,461,459		Clipper Receivables, with rates ranging from 5.275%-5.286% and a maturity date of 05/22/2007	17,461,459
3,470,668		Compass Securitization 5.293% due 05/25/2007	3,470,668
20,423,153		CRC Funding, with rates ranging from 5.282%-5.293% and maturity dates ranging from 05/16/2007-06/15/2007	20,423,153
39,478,458		Credit Suisse First Boston, with rates ranging from 5.275%-5.30% and maturity dates ranging from 05/03/2007-06/25/2007	39,478,458
43,690,956		Den Danske Bank, with rates ranging from 5.276%-5.282% and maturity dates ranging from 05/21/2007-05/23/2007	43,690,956
28,073,570		Deutsche Bank, with rates ranging from 5.270%-5.300% and maturity dates ranging from 04/10/2007-05/15/2007	28,073,570
8,772,991		Erste Bank 5.290% due 05/09/2007	8,772,991
3,473,203		Fairway Finance 5.297% due 05/07/2007	3,473,203
13,958,906		Falcon Asset Securitization, with rates ranging from 5.283%-5.292% and maturity dates ranging from 05/07/2007-05/24/2007	13,958,906
2,631,897		First Tennessee National Corporation 5.310% due 05/02/2007	2,631,897
43,864,954		Fortis Bank, with rates ranging from 5.27%-5.30% and maturity dates ranging from 05/11/2007-06/25/2007	43,864,954
8,734,536		Grampian Funding 5.283% due 05/23/2007	8,734,536
18,846,810		Greyhawk Funding, with rates ranging from 5.282%-5.297% and maturity dates ranging from 05/02/2007-05/22/2007	18,846,810
17,545,981		HBOS Halifax Bank of Scotland, with a rate of 5.30% and maturity dates ranging from 05/08/2007-06/13/2007	17,545,981
10,720,944		Jupiter Securitization, with rates ranging from 5.284%-5.292% and maturity dates ranging from 05/02/2007-05/04/2007	10,720,944

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
2,631,897		KBC Bank 5.270% due 05/02/2007	$2,631,897
8,734,463		Lexington Parker Capital 5.293% due 05/18/2007	8,734,463
13,117,105		Liberty Street, with rates ranging from 5.282%-5.296% and maturity dates ranging from 05/03/2007-05/25/2007	13,117,105
31,933,686		Lloyds TSB Bank, with rates ranging from 5.27%-5.28% and maturity dates ranging from 05/14/2007-05/24/2007	31,933,686
2,631,897		Morgan Stanley & Co 5.320% due 08/01/2007	2,631,897
3,465,531		Old Line Funding 5.296% due 05/15/2007	3,465,531
11,359,938		Paradigm Funding, with rates ranging from 5.287%-5.297 and maturity dates ranging from 05/29/2007-05/31/2007	11,359,938
17,479,263		Park Avenue Receivables, with rates ranging from 5.280%-5.290% and maturity dates ranging from 05/09/2007-05/15/2007	17,479,263
36,846,561		Rabobank, with rates ranging from 5.275%-5.30% and maturity dates ranging from 05/01/2007-05/30/2007	36,846,561
6,913,334		Ranger Funding, with rates ranging from 5.287%-5.293% and maturity dates ranging from 05/01/2007-06/19/2007	6,913,334
8,040,556		Reserve Primary Money Market Fund	8,040,556
19,300,580		Royal Bank of Scotland, with rates ranging from 5.285%-5.310% and maturity dates ranging from 05/07/2007-05/25/2007	19,300,580
13,347,109		Sheffiled Receivables, with rates ranging from 5.286%-5.295% and maturity dates ranging from 05/04/2007-05/23/2007	13,347,109
11,404,888		Skandinaviska Enskilda Banken, with rates ranging from 5.280%-5.285% and maturity dates ranging from 05/15/2007-05/29/2007	11,404,888
67,902,002		Societe Generale, with rates ranging from 5.270%-5.313% and maturity dates ranging from 05/01/2007-06/11/2007	67,902,002
24,564,374		Standard Chartered Bank, with rates ranging from 5.280%-5.285% and maturity dates ranging from 05/14/2007-05/30/2007	24,564,374
3,509,196		Swedbank 5.300% due 05/11/2007	3,509,196

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
877,299		The Bank of the West 5.250% due 05/07/2007	$877,299
11,395,932		Three Pillars Funding, with rates ranging from 5.255%-5.282% and maturity dates ranging from 05/01/2007-05/24/2007	11,395,932
35,091,963		Toronto Dominion Bank, with rates ranging from 5.275%-5.280% and maturity dates ranging from 05/10/2007-05/22/2007	35,091,963
10,485,329		Variable Funding Capital, with rates ranging from 5.277%-5.280% and maturity dates ranging from 05/17/2007-05/22/2007	10,485,329
13,073,529		Yorktown Capital, with rates ranging from 5.287%-5.295% and maturity dates ranging from 05/14/2007-05/23/2007	13,073,529
		TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $934,345,856)	934,345,856
REPURCHASE AGREEMENT—3.9%
		United States—3.9%
233,286,457	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007,
		with a maturity value of $233,309,203 and an
		effective yield of 3.51%, collateralized by
		U.S. Government and Agency Obligations, with
		rates ranging from 4.560%-9.125%, maturities
		from 03/25/2015-10/01/2036 and an aggregate
		market value of $244,950,780 (Cost $233,286,457)	233,286,457
		TOTAL INVESTMENTS—115.6% (Cost $5,897,349,026)	6,906,291,980
		OTHER ASSETS AND LIABILITIES (Net)—(15.6%)	(934,008,477)
		TOTAL NET ASSETS—100.0%	$5,972,283,503

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

NVDR  Non Voting Depositary Receipt

(1)  Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.

(2)  All or a portion of this security was on loan to brokers at April 30, 2007.

(3)  Illiquid security

(4)  Security has been pledged for futures collateral.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $5,923,629,839.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2007

Julius Baer International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/07/2007	DKK	5,249,318	961,586	917,072	$44,514
05/03/2007	EUR	23,191,711	31,648,568	31,649,728	(1,160)
05/31/2007	GBP	5,055,000	10,107,107	9,917,910	189,197
06/05/2007	GBP	7,338,000	14,671,403	14,397,156	274,247
06/12/2007	GBP	3,683,000	7,363,269	7,099,240	264,029
06/22/2007	GBP	5,278,200	10,551,619	10,339,994	211,625
05/02/2007	HUF	139,106,789	766,224	773,331	(7,107)
05/03/2007	HUF	51,617,316	284,317	287,402	(3,085)
05/07/2007	JPY	806,855,000	6,757,133	6,780,180	(23,047)
05/08/2007	JPY	3,227,882,744	27,035,898	27,156,558	(120,660)
05/16/2007	JPY	1,169,000,000	9,801,365	9,802,606	(1,241)
05/22/2007	JPY	2,154,286,400	18,076,425	18,129,146	(52,721)
05/31/2007	JPY	4,300,000,000	36,122,984	36,092,599	30,385
06/05/2007	JPY	1,129,152,000	9,491,800	9,706,372	(214,572)
06/12/2007	JPY	1,388,132,000	11,679,339	11,976,153	(296,814)
06/18/2007	JPY	1,663,603,000	14,007,897	14,467,497	(459,600)
06/25/2007	JPY	7,513,329,680	63,320,988	64,847,451	(1,526,463)
07/10/2007	JPY	734,252,640	6,200,062	6,258,706	(58,644)
07/12/2007	JPY	2,426,000,000	20,490,479	20,613,826	(123,347)
07/19/2007	JPY	2,125,618,000	17,969,440	18,013,712	(44,272)
07/23/2007	JPY	10,411,860,846	88,064,236	89,425,444	(1,361,208)
07/31/2007	JPY	8,455,100,000	71,586,984	72,119,723	(532,739)
05/31/2007	NOK	216,500,000	36,420,045	35,457,508	962,537
Net unrealized depreciation on forward foreign exchange contracts to buy					$(2,850,146)

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)

(Unaudited) April 30, 2007

Julius Baer International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
05/22/2007	CZK	32,582,000	1,579,320	1,533,199	$(46,121)
06/19/2007	CZK	389,697,000	18,928,822	18,476,057	(452,765)
06/22/2007	CZK	26,279,692	1,276,761	1,264,906	(11,855)
07/31/2007	EUR	52,784,000	72,264,809	71,999,225	(265,584)
06/20/2007	HUF	1,782,641,000	9,786,640	9,345,921	(440,719)
06/22/2007	HUF	26,922,463	147,785	144,078	(3,707)
06/22/2007	PLN	1,313,945	474,264	452,710	(21,554)
06/21/2007	TRY	403,460	290,207	282,248	(7,959)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(1,250,264)

Glossary of Currencies

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound Sterling

HUF  — Hungarian Forint

JPY  — Japanese Yen

NOK  — Norwegian Krone

PLN  — Polish Zloty

TRY  — Turkish Lira

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer International Equity Fund II

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	36.3%	$2,165,977,487
Consumer Discretionary	10.4	619,173,476
Industrials	9.8	587,782,838
Materials	8.2	491,281,516
Consumer Staples	7.1	426,656,268
Telecommunications	6.7	397,823,025
Healthcare	6.3	376,765,085
Energy	6.0	360,286,830
Utilities	3.3	195,562,223
Information Technology	1.9	115,862,540
Cash & Cash Equivalents	19.6	1,169,120,692	*
Total Investments	115.6	6,906,291,980
Other Assets and Liabilities (Net)	(15.6)	(934,008,477	)*
Net Assets	100.0%	$5,972,283,503

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $100,631,528 and notional market value for futures, which is 2.31% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—57.2%
		Federal Home Loan Bank
6,000,000	USD	4.625% due 08/08/2007	$5,990,994
		Federal Home Loan Mortgage Corporation
3,600,000	USD	4.050% due 06/28/2007	3,593,462
17,800,000	USD	5.500% due 05/01/2022*	17,827,804
3,126,405	USD	4.631% due 09/01/2035 (1)	3,123,188
4,398,244	USD	5.640% due 12/01/2036 (1)	4,430,715
1,341,003	USD	5.502% due 01/01/2037 (1)	1,349,122
5,502,974	USD	5.177% due 02/01/2037 (1)	5,509,157
3,331,851	USD	5.504% due 03/01/2037 (1)	3,343,009
36,700,000	USD	5.000% due 05/01/2037*	35,472,825
			74,649,282
		Federal National Mortgage Association Corporation
40,200,000	USD	6.000% due 05/01/2022*	40,853,250
2,105,247	USD	4.390% due 01/01/2034 (1)	2,109,220
4,715,593	USD	4.271% due 10/01/2034 (1)	4,657,164
3,526,322	USD	4.653% due 11/01/2035 (1)	3,524,859
3,032,671	USD	5.387% due 03/01/2037 (1)	3,051,334
27,600,000	USD	5.000% due 05/01/2037*	26,668,500
15,000,000	USD	6.000% due 05/01/2037*	15,117,180
40,200,000	USD	6.500% due 05/01/2037*	41,054,250
			137,035,757
		Government National Mortgage Association
61,984	USD	7.000% due 04/15/2032	65,067
26,100,000	USD	6.000% due 05/01/2037*	26,458,875
			26,523,942
		U.S. Treasury Bonds
25,805,000	USD	4.500% due 02/15/2036	24,478,468
		U.S. Treasury Inflation Indexed Notes
25,145,593	USD	2.375% due 01/15/2025	25,286,056

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		U.S. Treasury Notes
9,730,000	USD	4.625% due 02/29/2012	$9,777,132
5,650,000	USD	4.500% due 03/31/2012	5,647,136
22,380,000	USD	3.875% due 02/15/2013	21,664,892
36,940,000	USD	4.250% due 11/15/2013	36,338,284
3,720,000	USD	4.625% due 02/15/2017	3,719,420
			77,146,864
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $370,401,297)	371,111,363
ASSET BACKED SECURITIES—32.7%
		American Express Credit Account Master Trust, Series 2002-3, Class A
4,805,000	USD	5.430% due 12/15/2009 (1)	4,807,890
		American Express Credit Account Master Trust, Series 2003-1, Class A
4,600,000	USD	5.430% due 09/15/2010 (1)	4,607,213
		Banc of America Commercial Mortgage, Series 2006-5, Class A4
3,900,000	USD	5.414% due 09/10/2047	3,912,895
		Bank One Auto Securitization Trust, Series 2003-1, Class A4
3,842,025	USD	2.430% due 03/22/2010	3,830,308
		Bank One Issuance Trust, Series 2002-A1, Class A1
4,600,000	USD	5.430% due 01/15/2010 (1)	4,602,766
		BMW Vehicle Owner Trust, Series 2004-A, Class A4
2,120,953	USD	3.320% due 02/25/2009 (2)	2,108,339
		Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
2,090,000	USD	3.580% due 01/15/2009	2,077,284
		CityMortgage MBS Finance B.V., Series 2006-1A, Class AFL
2,264,353	USD	6.920% due 09/10/2033† (1)	2,264,466
		CNH Equipment Trust, Series 2007-A, Class A2
2,700,000	USD	5.130% due 10/15/2009	2,695,359
		Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
5,600,000	USD	5.769% due 06/10/2046 (1)	5,787,512

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
4,500,000	USD	5.467% due 09/15/2039	$4,524,143
		Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
6,600,000	USD	5.311% due 12/15/2039	6,553,158
		Daimler Chrysler Master Owner Trust, Series 2004-B, Class A
13,000,000	USD	5.330% due 08/17/2009 (1)	13,009,237
		Discover Card Master Trust I, Series 2000-4, Class A
4,500,000	USD	5.530% due 11/17/2009 (1)	4,502,887
		Discover Card Master Trust I, Series 2002-3, Class A
7,000,000	USD	5.430% due 11/17/2009 (1)	7,004,210
		Discover Card Master Trust I, Series 2003-1, Class A3
15,000,000	USD	5.460% due 04/16/2010 (1)	15,020,364
		First USA Credit Card Master Trust, Series 1997-4, Class A
9,000,000	USD	5.530% due 02/17/2010 (1)	9,008,397
		Ford Credit Auto Owner Trust, Series 2005-A, Class A3
2,918,402	USD	3.480% due 11/15/2008	2,907,699
		Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2
2,414,922	USD	2.070% due 02/15/2011 (2)	2,378,695
		Harley-Davidson Motorcycle Trust, Series 2007-1, Class A1
2,788,055	USD	5.300% due 02/15/2008	2,789,865
		Honda Auto Receivables Owner Trust, Series 2007-1, Class A1
1,676,982	USD	5.322% due 03/18/2008	1,660,474
		John Deere Owner Trust, Series 2006-A, Class A2
4,964,221	USD	5.410% due 11/17/2008	4,967,831
		JPMorgan Chase Commercial Mortgage Securities Corp, Series 2002-CIB4, Class A3
1,920,000	USD	6.162% due 05/12/2034	1,995,623
		Lehman Brothers- UBS Commercial Mortgage Trust, Series 2001-C2, Class A2
4,500,000	USD	6.653% due 11/15/2027	4,720,308

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		Lehman Brothers- UBS Commercial Mortgage Trust, Series 2001-C3, Class A2
5,620,000	USD	6.365% due 12/15/2028	$5,858,951
		MBNA Credit Card Master Note Trust, Series 2002-A10, Class A10
2,000,000	USD	5.460% due 02/16/2010 (1)	2,002,471
		MBNA Master Credit Card Trust, Series 2000-L, Class A
10,000,000	USD	6.500% due 04/15/2010	10,077,714
		Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5,900,000	USD	5.414% due 07/12/2046 (1)	5,907,560
		Morgan Stanley Capital I, Series 2006-IQ12, Class A4
3,850,000	USD	5.332% due 12/15/2043	3,831,756
		Morgan Stanley Capital I, Series 2006-T23, Class A4
2,600,000	USD	5.810% due 08/12/2041 (1)	2,700,844
		Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
4,200,000	USD	6.390% due 10/15/2035	4,386,109
		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
7,500,000	USD	5.980% due 01/15/2039	7,735,014
		Nissan Auto Lease Trust, Series 2004-A, Class A4B
3,209,978	USD	3.180% due 06/15/2010	3,196,434
		Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3
3,280,517	USD	3.540% due 10/15/2008	3,270,044
		Nissan Auto Receivables Owner Trust, Series 2007-A, Class A1
5,946,886	USD	5.321% due 03/17/2008	5,947,815
		Pinnacle Capital Inc, Series 2006-A, Class A1
1,344,466	USD	5.415% due 11/25/2007†	1,345,416
		Providian Gateway Master Trust, Series 2004-DA, Class A
7,900,000	USD	3.350% due 09/15/2011†	7,841,984

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		SLM Student Loan Trust, Series 2007-2, Class A1
5,414,054	USD	5.335% due 04/25/2014 (1)	$5,413,208
		Small Business Administration, Series 2005-P10B, Class 1
2,566,235	USD	4.940% due 08/10/2015	2,556,071
		Small Business Administration, Series 2006-P10A, Class 1
4,136,676	USD	5.408% due 02/10/2016	4,168,995
		Taganka Car Loan Finance PLC, Series 2006-1A, Class A
2,542,244	USD	6.320% due 11/14/2013† (1)	2,554,955
		Volkswagen Auto Lease Trust, Series 2006-A, Class A2
7,200,000	USD	5.550% due 11/20/2008	7,214,355
		Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4
3,931,776	USD	2.940% due 03/22/2010 (2)	3,892,637
		Volkswagen Auto Loan Enhanced Trust, Series 2007-1, Class A2
4,400,000	USD	5.290% due 05/20/2009	4,404,716
		Total Asset Backed Securities (Cost $211,570,647)	212,043,972
CORPORATE BONDS—15.3%
		United States—6.8%
		Alabama Power, Series L
1,000,000	USD	7.125% due 10/01/2007	1,007,110
		Alcoa Inc
2,400,000	USD	5.950% due 02/01/2037	2,391,405
		BAE Systems Holdings
3,800,000	USD	6.400% due 12/15/2011†	3,980,793
		Burlington Northern Santa Fe
2,200,000	USD	6.150% due 05/01/2037	2,225,487
		Cargill Inc
3,000,000	USD	4.375% due 06/01/2013†	2,855,877
		Cisco Systems
3,400,000	USD	5.250% due 02/22/2011	3,427,207
		Devon Financing
3,100,000	USD	6.875% due 09/30/2011	3,307,678

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		Estee Lauder
2,500,000	USD	5.550% due 05/15/2017	$2,512,467
		FirstEnergy Corp
1,985,000	USD	7.130% due 07/01/2007	1,990,481
		Hewlett-Packard Co
2,700,000	USD	5.250% due 03/01/2012	2,720,930
		International Business Machines
1,000,000	USD	6.450% due 08/01/2007	1,002,454
		Lehman Brothers
2,600,000	USD	5.250% due 02/06/2012	2,603,029
		Martin Marietta Materials
2,600,000	USD	6.250% due 05/01/2037	2,626,458
		Private Export Funding, Series D
3,040,000	USD	5.870% due 07/31/2008	3,072,832
		SC Johnson & Son
1,800,000	USD	5.750% due 02/15/2033†	1,719,590
		Selkirk Cogen Funding, Series A
946,538	USD	8.650% due 12/26/2007	951,494
		Southern Co, Series A, Senior Note
3,200,000	USD	5.300% due 01/15/2012	3,226,061
		Wyeth
2,500,000	USD	5.450% due 04/01/2017	2,506,478
			44,127,831
		Supra National—2.9%
		European Investment Bank
17,700,000	NZD	6.000% due 07/15/2009	12,647,875
		Nordic Investment Bank
6,500,000	USD	5.000% due 02/01/2017	6,541,879
			19,189,754
		United Kingdom—1.4%
		Diageo Capital
3,200,000	USD	5.125% due 01/30/2012	3,192,717

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		United Kingdom—Continued
		HSBC Holdings
2,200,000	USD	6.500% due 05/02/2036	$2,364,613
		Lloyds TSB Group
3,500,000	USD	6.267% due 05/14/2049† (1)(2)	3,487,918
			9,045,248
		Norway—0.9%
		Eksportfinans A/S
5,600,000	USD	5.000% due 02/14/2012	5,641,938
		Russia—0.8%
		Norilsk Nickel
2,900,000	USD	7.125% due 09/30/2009	2,997,121
		TNK-BP Finance
2,300,000	USD	6.625% due 03/20/2017†	2,294,250
			5,291,371
		Mexico—0.6%
		Monterrey Power
3,428,813	USD	9.625% due 11/15/2009†	3,771,695
		Luxembourg—0.5%
		VTB Capital (Vneshtorgbank)
3,300,000	USD	5.955% due 08/01/2008† (1)	3,307,425
		Singapore—0.4%
		PSA International
2,500,000	USD	5.750% due 06/29/2011†	2,562,697
		Canada—0.4%
		TransCanada Pipelines
1,800,000	USD	9.875% due 01/01/2021	2,469,622
		Australia—0.4%
		BHP Billiton Finance
2,400,000	USD	5.400% due 03/29/2017	2,397,922
		Brazil—0.2%
		Petrobras International Finance
1,400,000	USD	6.125% due 10/06/2016	1,440,250
		TOTAL CORPORATE BONDS (Cost $97,694,678)	99,245,753

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
FOREIGN GOVERNMENT BONDS—15.2%
		United Kingdom—3.8%
		United Kingdom
12,825,000	GBP	4.000% due 03/07/2009	$24,981,199
		Mexico—3.4%
		Mexican Bonos
196,500,000	MXN	10.000% due 12/05/2024	21,812,202
		Australia—3.0%
		New South Wales Treasury
24,250,000	AUD	5.500% due 08/01/2014	19,328,316
		Poland—2.0%
		Republic of Poland
33,000,000	PLN	6.250% due 10/24/2015	12,675,373
		Iceland—1.5%
		Republic of Iceland
577,102,962	ISK	3.750% due 09/15/2014	9,424,348
		Sweden—0.9%
		Kingdom of Sweden
6,000,000	USD	4.875% due 01/19/2010	6,015,576
		Turkey—0.4%
		Turkey Trust
3,000,000	USD	Zero coupon due 11/15/2007	2,921,907
		France—0.2%
		CCCE-Principal Certificate
1,400,000	USD	Zero coupon due 05/01/2009	1,266,700
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $94,036,487)	98,425,621
SHORT-TERM INVESTMENTS—5.7%
		United States—4.7%
		Federal Home Loan Bank
30,000,000	USD	5.12% due 05/16/2007	29,936,000
		Romania—1.0%
		Romanian Government
17,000,000	RON	Zero coupon due 03/12//2008	6,570,417
		TOTAL SHORT-TERM INVESTMENTS (Cost $36,157,893)	36,506,417

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
REPURCHASE AGREEMENT—9.9%
		United States—9.9%
64,401,472	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007, with a maturity
		value of $64,407,752 and an effective yield of 3.51%,
		collateralized by U.S. Government and Agency
		Obligations, with rates ranging from 4.648%-5.670%,
		maturities ranging from 07/01/2034-02/15/2036 and
		an aggregate market value of $67,621,546.
		(Cost $64,401,472)	$64,401,472
		TOTAL INVESTMENTS—136.0% (Cost $874,262,474)	881,734,598
		OTHER ASSETS AND LIABILITIES (Net)—(36.0%)	(233,167,031)
		TOTAL NET ASSETS—100.0%	$648,567,567

Portfolio Footnotes:

  (1)  Variable rate security.

  (2)  Callable

  *  TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $874,383,365.

Glossary of Currencies

AUD  — Australian Dollar

GBP  — British Pound Sterling

ISK  — Icelandic Krona

MXN  — Mexican Nuevo Peso

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RON  — Romanian Lei

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2007

Julius Baer Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/05/2007	AUD	18,500,670	15,352,378	14,777,172	$575,206
05/14/2007	CAD	14,510,953	13,079,199	12,462,917	616,282
06/26/2007	CAD	10,796,244	9,743,122	9,465,087	278,035
06/01/2007	EUR	8,828,953	12,062,513	11,850,000	212,513
06/01/2007	EUR	15,177,594	20,736,312	20,500,000	236,312
07/17/2007	EUR	4,704,026	6,437,193	6,440,000	(2,807)
07/19/2007	EUR	7,385,000	10,106,611	10,041,237	65,374
05/08/2007	GBP	7,634,421	15,266,121	15,101,279	164,842
06/22/2007	HUF	2,310,000,000	12,680,239	12,410,947	269,292
07/27/2007	INR	528,900,000	12,633,538	12,787,718	(154,180)
06/01/2007	JPY	779,330,600	6,547,766	6,700,000	(152,234)
07/13/2007	RUB	326,800,000	12,733,209	12,662,373	70,836
06/01/2007	SEK	82,537,028	12,338,143	11,875,768	462,375
05/17/2007	SKK	182,000,000	7,373,671	7,389,963	(16,292)
06/13/2007	ZAR	91,370,000	12,892,172	12,363,169	529,003
Net unrealized appreciation on forward foreign exchange contracts to buy					$3,154,557

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2007

Julius Baer Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/05/2007	AUD	18,500,670	15,352,378	14,950,645	$(401,733)
08/01/2007	AUD	7,775,477	6,442,318	6,440,000	(2,318)
06/01/2007	EUR	14,180,000	19,373,354	19,355,700	(17,654)
05/08/2007	GBP	12,028,271	24,052,255	23,392,813	(659,442)
06/01/2007	JPY	779,330,600	6,547,766	6,589,865	42,099
06/11/2007	NZD	20,095,268	14,847,054	13,920,635	(926,419)
07/03/2007	PLN	36,000,000	12,998,019	12,491,499	(506,520)
06/01/2007	SEK	82,537,028	12,338,143	11,850,000	(488,143)
06/13/2007	ZAR	91,370,000	12,892,172	12,333,724	(558,448)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(3,518,578)

Glossary of Currencies

AUD  — Australian Dollar

CAD  — Canadian Dollar

EUR  — Euro

GBP  — British Pound Sterling

HUF  — Hungarian Forint

INR  — Indian Rupiah

JPY  — Japanese Yen

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — New Russian Ruble

SEK  — Swedish Krona

SKK  — Slovakia Koruna

ZAR  — South African Rand

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer Total Return Bond Fund

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
U.S. Government and Agency Obligations	57.2%	$371,111,363
Asset Backed Securities	32.7	212,043,972
Foreign Government Bonds	15.2	98,425,621
Corporate Bonds	15.3	99,245,753
Short-Term Investments	5.7	36,506,417
Cash & Cash Equivalents	9.9	64,401,472
Total Investments	136.0	881,734,598
Other Assets and Liabilities (Net)	(36.0)	(233,167,031)
Net Assets	100.0%	$648,567,567

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—72.8%
		United States—48.4%
		Advanced Medical Optics
615,000	USD	7.500% due 05/01/2017† (2)	$636,526
		AGY Holding
925,000	USD	11.000% due 11/15/2014† (2)	974,719
		Airgas Inc
1,070,000	USD	6.250% due 07/15/2014 (2)	1,043,250
		Alliance Imaging
530,000	USD	7.250% due 12/15/2012 (2)	526,025
		Alliant Techsystems
1,500,000	USD	6.750% due 04/01/2016 (2)	1,522,500
		Alpha Natural Resources
1,615,000	USD	10.000% due 06/01/2012 (2)	1,752,275
		American Airlines Series 1999-1
1,600,000	USD	7.324% due 10/15/2009	1,625,000
		Baldor Electric
630,000	USD	8.625% due 02/15/2017 (2)	675,675
		Calabash Re
250,000	USD	13.750% due 01/08/2010† (1)	255,037
		Calpine Generating
1,675,000	USD	11.070% due 04/01/2010 (1)(2)(3)	427,125
		Carillon Ltd
330,000	USD	15.355% due 01/08/2010† (1)	335,197
		Cascadia Ltd
640,000	USD	8.475% due 06/13/2008† (1)	639,206
		Case New Holland
460,000	USD	6.000% due 06/01/2009	465,175
		Choctaw Resort Development Enterprise
2,610,000	USD	7.250% due 11/15/2019† (2)	2,658,937
		Church & Dwight
1,090,000	USD	6.000% due 12/15/2012 (2)	1,079,100

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		CMS Energy
2,300,000	USD	8.500% due 04/15/2011	$2,521,375
		Constellation Brands
635,000	USD	7.250% due 09/01/2016	649,287
		Cooper-Standard Automotive
1,500,000	USD	7.000% due 12/15/2012 (2)	1,462,500
		Dex Media
300,000	USD	8.000% due 11/15/2013 (2)	315,750
		Dex Media West
338,000	USD	9.875% due 08/15/2013 (2)	369,687
		Dresser-Rand
1,431,000	USD	7.375% due 11/01/2014 (2)	1,466,775
		Edison Mission Energy
1,020,000	USD	7.500% due 06/15/2013	1,065,900
		Eurus Ltd
645,000	USD	11.605% due 04/08/2009† (1)	658,610
		Festival Fun Parks
1,325,000	USD	10.875% due 04/15/2014 (2)	1,373,031
		Fisher Scientific International
400,000	USD	6.750% due 08/15/2014 (2)	413,878
		Ford Motor
1,540,000	USD	7.125% due 11/15/2025	1,178,100
1,500,000	USD	7.450% due 07/16/2031	1,194,375
			2,372,475
		Ford Motor Credit
1,000,000	USD	7.375% due 02/01/2011	989,860
		Foundation Re
250,000	USD	7.310% due 01/06/2009† (1)	244,975
		Freeport-McMoran Copper & Gold
270,000	USD	8.250% due 04/01/2015 (2)	292,613
805,000	USD	8.375% due 04/01/2017 (2)	882,481
			1,175,094

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		General Motors
2,550,000	USD	8.375% due 07/15/2033	$2,317,313
		Hawker Beechcraft Acquistion
1,370,000	USD	8.500% due 04/01/2015† (2)	1,448,775
		Helix 04 Ltd
145,000	USD	10.749% due 06/30/2009† (1)	145,987
		Hertz Corp
425,000	USD	10.500% due 01/01/2016 (2)	486,625
		Hexcel Corp
1,850,000	USD	6.750% due 02/01/2015 (2)	1,863,875
		IASIS Healthcare Capital
1,320,000	USD	8.750% due 06/15/2014 (2)	1,374,450
		Intcomex Inc
1,795,000	USD	11.750% due 01/15/2011 (2)	1,869,044
		Invacare Corp
1,150,000	USD	9.750% due 02/15/2015† (2)	1,175,875
		KB Home
1,800,000	USD	6.250% due 06/15/2015	1,683,000
		Koppers Holdings, Multi-Coupon
1,025,000	USD	9.875% due 11/15/2014 (1)(2)	876,375
		Level 3 Financing
2,045,000	USD	9.250% due 11/01/2014† (2)	2,134,469
		Lyondell Chemical
2,220,000	USD	8.250% due 09/15/2016 (2)	2,386,500
		MacDermid Inc
1,350,000	USD	9.500% due 04/15/2017† (2)	1,407,375
		Meritage Homes
725,000	USD	7.000% due 05/01/2014 (2)	701,438
		Mohegan Tribal Gaming Authority
2,105,000	USD	6.125% due 02/15/2013 (2)	2,073,425
		Mosaic Co
1,390,000	USD	7.625% due 12/01/2016† (2)	1,490,775

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Mystic Realty
550,000	USD	11.660% due 12/05/2008† (1)	$552,200
		NewMarket Corp
2,335,000	USD	7.125% due 12/15/2016†	2,346,675
		NRG Energy
1,551,000	USD	7.375% due 02/01/2016 (2)	1,614,979
		Qwest Communications International
250,000	USD	7.500% due 02/15/2014 (2)	259,375
		Qwest Corp
1,500,000	USD	7.875% due 09/01/2011	1,605,000
		Redwood Capital VII
250,000	USD	10.610% due 01/09/2008† (1)	251,253
		Residential Reinsurance 2004
510,000	USD	11.310% due 06/08/2007† (1)	510,000
300,000	USD	14.860% due 06/08/2007† (1)	300,420
			810,420
		RH Donnelley
500,000	USD	6.875% due 01/15/2013 (2)	498,125
		RH Donnelley Series A-1
950,000	USD	6.875% due 01/15/2013 (2)	946,438
		RH Donnelley Series A-2
345,000	USD	6.875% due 01/15/2013 (2)	343,706
		Rural/Metro Corp
1,000,000	USD	9.875% due 03/15/2015 (2)	1,070,000
		Serena Software
2,460,000	USD	10.375% due 03/15/2016† (2)	2,684,475
		Service Corp International
1,900,000	USD	7.000% due 06/15/2017†	1,900,000
		Stanadyne Corp
800,000	USD	10.000% due 08/15/2014 (2)	860,000
		Sunguard Data Systems
2,120,000	USD	10.250% due 08/15/2015 (2)	2,342,600

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Tartan Capital
675,000	USD	8.350% due 01/07/2009*† (1)	$673,481
		Terex Corp
840,000	USD	7.375% due 01/15/2014 (2)	882,000
		UGS Corp
3,165,000	USD	10.000% due 06/01/2012	3,465,675
		United Auto
220,000	USD	7.750% due 12/15/2016† (2)	224,400
		Verso Paper
1,965,000	USD	9.125% due 08/01/2014† (2)	2,077,988
		VWR International
2,125,000	USD	8.000% due 04/15/2014 (2)	2,263,125
		WCA Waste
1,450,000	USD	9.250% due 06/15/2014 (2)	1,551,500
		Wesco Distribution
500,000	USD	7.500% due 10/15/2017 (2)	515,000
		Wynn Las Vegas
3,205,000	USD	6.625% due 12/01/2014 (2)	3,229,038
			86,097,698
		Brazil—5.4%
		Cia Energetica de Sao Paulo
350,000	USD	9.250% due 08/11/2013†	393,312
4,470,000	BRL	9.750% due 01/15/2015†	2,396,097
			2,789,409
		Cosan Finance
2,155,000	USD	7.000% due 02/01/2017†	2,149,612
		CSN Islands IX, Multi-Coupon
350,000	USD	10.500% due 01/15/2015	417,375
		ISA Capital do Brasil
1,250,000	USD	8.800% due 01/30/2017†	1,350,000
		JBS SA
1,500,000	USD	10.500% due 08/04/2016†	1,721,250

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		Brazil—Continued
		Petrobras International
1,000,000	USD	8.375% due 12/10/2018	$1,210,000
			9,637,646
		Canada—3.4%
		Aquila Inc
970,000	USD	7.750% due 06/15/2011	1,050,025
		Gerdau Ameristeel
1,000,000	USD	10.375% due 07/15/2011 (2)	1,063,750
		Rogers Wireless
670,000	CAD	7.625% due 12/15/2011	672,149
1,300,000	USD	7.500% due 03/15/2015	1,430,000
			2,102,149
		Shaw Communications
1,000,000	CAD	7.500% due 11/20/2013	1,003,253
860,000	CAD	5.700% due 03/02/2017	773,892
			1,777,145
			5,993,069
		Russia—2.1%
		ALROSA Finance
300,000	USD	8.875% due 11/17/2014†	346,875
680,000	USD	8.875% due 11/17/2014	787,372
			1,134,247
		Norilsk Nickel
560,000	USD	7.125% due 09/30/2009	578,754
		TNK-BP Finance
1,025,000	USD	7.500% due 07/18/2016†	1,087,781
890,000	USD	6.625% due 03/20/2017†	887,775
			1,975,556
			3,688,557
		Spain—1.8%
		Ono Finance
2,085,000	EUR	10.500% due 05/15/2014 (2)	3,200,957

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		United Kingdom—1.6%
		CEVA Group
780,000	EUR	10.000% due 12/01/2016† (2)	$1,141,598
		Global Crossing UK Finance
800,000	GBP	11.750% due 12/15/2014 (2)	1,777,733
			2,919,331
		Belgium—1.6%
		Telenet Group Holding, Multi-Coupon
3,096,000	USD	0.000% due 06/15/2014† (1)	2,917,980
		Australia—1.4%
		Australis Ltd
495,000	USD	8.990% due 03/24/2009† (1)	497,945
		Sea Production
2,000,000	USD	9.610% due 02/14/2012† (1)(2)	2,023,760
			2,521,705
		Kazakhstan—1.3%
		Kazakhgold
1,605,000	USD	9.375% due 11/06/2013 (2)	1,634,131
		Kazkommerts International
500,000	USD	8.000% due 11/03/2015†	507,500
		Kazkommerts International-Registered
100,000	USD	8.000% due 11/03/2015	101,510
			2,243,141
		Norway—1.2%
		Ocean RIG
2,200,000	USD	9.350% due 04/04/2011† (1)(2)	2,205,500
		Supra National—0.7%
		European Investment Bank
1,800,000	NZD	6.000% due 07/15/2009	1,286,225
		Mexico—0.7%
		Axtel SAB de CV
1,170,000	USD	7.625% due 02/01/2017† (2)	1,190,475

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
CORPORATE BONDS—Continued
		France—0.6%
		Europcar Groupe
400,000	EUR	8.125% due 05/15/2014 (2)	$584,752
400,000	EUR	8.125% due 05/15/2014† (2)	584,752
			1,169,504
		Ireland—0.6%
		Osiris Capital
1,000,000	USD	10.356% due 01/15/2010† (1)	1,010,100
		Netherlands—0.5%
		Sensata Technologies
930,000	USD	8.000% due 05/01/2014 (2)	936,975
		Germany—0.5%
		Grohe Holding
600,000	EUR	8.625% due 10/01/2014 (2)	849,495
		Hungary—0.5%
		Invitel Holdings
580,938	EUR	12.218% due 04/15/2013† (1)(2)	828,452
		Denmark—0.3%
		Nordic Telephone
400,000	EUR	8.250% due 05/01/2016† (2)	600,446
		Ukraine—0.2%
		Rodovid Bank
1,500,000	UAH	13.500% due 09/22/2009 (1)	300,464
		TOTAL CORPORATE BONDS (Cost $125,294,669)	129,597,720
FOREIGN GOVERNMENT BONDS—4.7%
		Brazil—1.5%
		Federative Republic of Brazil
4,980,000	BRL	10.000% due 01/01/2010	2,406,125
600,000	BRL	10.000% due 01/01/2012	287,704
			2,693,829
		Colombia—1.0%
		Republic of Columbia
3,500,000,000	COP	11.750% due 03/01/2010	1,766,559

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
FOREIGN GOVERNMENT BONDS—Continued
		Hungary—0.8%
		Republic of Hungary
250,000,000	HUF	6.500% due 08/12/2009	$1,357,630
		Vietnam—0.7%
		Socialist Republic of Vietnam
580,000	USD	6.875% due 01/15/2016†	624,950
680,000	USD	6.875% due 01/15/2016	732,319
			1,357,269
		Turkey—0.7%
		Republic of Turkey
1,700,000	TRY	10.000% due 02/15/2012	1,260,043
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $7,878,441)	8,435,330
BANK LOANS—10.6%
		United States—7.3%
		Hawker Beechcraft
1,382,979	USD	7.320% due 05/29/2007	1,389,522
117,021	USD	5.250% due 06/29/2007	117,575
			1,507,097
		HBI Branded Apparel
2,480,000	USD	9.110% due 07/26/2007	2,543,937
		HCA Inc
3,000,000	USD	7.600% due 06/29/2007	3,034,863
		Sandridge Energy
1,000,000	USD	8.625% due 07/02/2007	1,032,500
		Univision Communications
2,900,000	USD	7.570% due 04/30/2007	2,897,776
		W&T Offshore
2,000,000	USD	7.600% due 06/29/2007	2,016,250
			13,032,423

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
BANK LOANS—Continued
		Netherlands—2.4%
		Sensata Technologies Finance
2,536,106	EUR	7.100% due 07/27/2007	$2,537,762
		UPC Broadband Holding
1,700,000	EUR	7.370% due 07/02/2007	1,703,643
			4,241,405
		Canada—0.9%
		Great Canadian Gaming
1,650,000	CAD	6.860% due 05/14/2007	1,658,593
		TOTAL BANK NOTES (Cost $18,909,169)	18,932,421
COMMERCIAL PAPER—4.5%
		United States—3.9%
		Coca-Cola Co
1,000,000	USD	5.210% due 05/11/2007	998,553
		General Electric Capital
1,000,000	USD	5.170% due 06/08/2007	994,543
		Motorola Inc
2,000,000	USD	5.310% due 05/17/2007	1,995,280
		United Parcel Service
2,000,000	USD	5.200% due 05/31/2007	1,991,333
		Walt Disney
1,000,000	USD	5.260% due 05/02/2007	999,854
			6,979,563
		Germany—0.6%
		WestLB AG
1,000,000	USD	5.200% due 06/14/2007†	993,644
		TOTAL COMMERCIAL PAPER (Cost $7,973,207)	7,973,207
INVESTMENT TRUSTS—1.9%
		Canada—1.9%
22,560	CAD	ARC Energy Trust	443,517
52,780	CAD	Contrans Income Fund	537,358

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
INVESTMENT TRUSTS—Continued
		Canada—Continued
19,800	CAD	Labrador Iron ORE Royalty Income Fund	$546,066
26,570	CAD	NAL Oil & Gas Trust	296,845
10,690	CAD	Newalta Income Fund	253,308
20,100	CAD	Penn West Energy Trust	601,062
42,000	CAD	Teranet Income Fund	370,844
11,690	CAD	Vermilion Energy Trust	355,471
			3,404,471
		TOTAL INVESTMENT FUNDS (Cost $3,303,298)	3,404,471
STRUCTURED NOTES—0.7%
		Dominican Republic—0.5%
		Dominican Republic, Issued by Standard Bank,
500,000	USD	16.000% due 07/20/2009 (1)	534,500
		Dominican Republic, Issued by Standard Bank,
313,632	USD	16.000% due 07/27/2009 (1)	329,000
			863,500
		Ukraine—0.2%
		Nadra Bank, Issued by ING Bank,
1,800,000	UAH	12.420% due 02/01/2008†	357,152
		TOTAL STRUCTURED NOTES (Cost $1,170,599)	1,220,652
ASSET BACKED SECURITIES—0.6%
		Fremont Home Loan Trust Series 2005-E, Class M5
1,000,000	USD	5.980% due 01/25/2036 (Cost $960,664) (1)	976,787
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
		Bulgaria—0.1%
		Bulgaria Registered Compensation Vouchers
540,000	BGN	(Cost $250,371)*	162,977
SHORT-TERM INVESTMENTS—1.3%
		Mexico—1.3%
		Mexican Cetes
11,700,000	MXN	Zero coupon due 11/22/2007	1,024,122
1,412,300	USD	Zero coupon due 11/22/2007	1,260,465
		TOTAL SHORT-TERM INVESTMENTS (Cost $2,284,587)	2,284,587

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
REPURCHASE AGREEMENT—5.3%
		United States—5.3%
9,483,820	USD	Investors Bank & Trust Company Repurchase Agreement, dated 04/30/2007, due 05/01/2007, with a maturity value of $9,484,745 and an effective yield of 3.51%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 8.150%-8.375%, maturities from 07/25/2027-03/25/2029, and an aggregate market value of $9,958,011. (Cost $9,483,820)	$9,483,820
		TOTAL INVESTMENTS—102.5% (Cost $177,508,825)	182,471,972
		OTHER ASSETS AND LIABILITIES (NET)—(2.5%)	(4,517,427)
		TOTAL NET ASSETS—100.0%	$177,954,545

Portfolio Footnotes:

(1)  Variable rate security.

(2)  Callable

(3)  Defaulted Security.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $177,520,779.

Glossary of Currencies

BGN  — Bulgarian Lev

BRL  — Brazilian Real

CAD  — Canadian Dollar

COP  — Colombian Peso

EUR  — Euro

GBP  — British Pound Sterling

HUF  — Hungarian Forint

MXN  — Mexican Nuevo Peso

NZD  — New Zealand Dollar

TRY  — New Turkish Lira

UAH  — Ukraine Hryvna

USD   — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2007

Julius Baer Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/03/2007	BRL	7,195,250	3,542,539	3,433,792	$108,747
06/29/2007	EUR	3,745,674	5,122,680	5,100,000	22,680
06/29/2007	GBP	101,900	203,696	199,882	3,814
07/30/2007	IDR	5,691,000,000	620,913	600,000	20,913
09/18/2007	IDR	4,755,000,000	517,010	500,000	17,010
10/31/2007	INR	75,294,000	1,774,702	1,800,000	(25,298)
06/29/2007	JPY	573,478,000	4,835,664	4,960,883	(125,219)
06/29/2007	MXN	2,000,000	182,042	179,759	2,283
11/06/2007	ZAR	6,173,440	857,325	800,000	57,325
Net unrealized appreciation on forward foreign exchange contracts to buy					$82,255

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/03/2007	BRL	7,195,250	3,542,539	3,400,000	$(142,539)
06/29/2007	CAD	3,469,949	3,131,737	3,011,069	(120,668)
06/29/2007	EUR	5,524,392	7,555,299	7,400,502	(154,797)
07/30/2007	IDR	5,691,000,000	620,913	622,648	1,735
09/18/2007	IDR	4,755,000,000	517,010	505,851	(11,159)
06/29/2007	JPY	573,478,000	4,835,664	4,863,857	28,193
08/01/2007	TRY	1,700,000	1,205,041	1,202,008	(3,033)
11/06/2007	ZAR	6,173,440	857,325	814,073	(43,252)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(445,520)

Glossary of Currencies

BRL  — Brazilian Real

CAD  — Canadian Dollar

EUR  — Euro

GBP  — British Pound Sterling

IDR  — Indonesian Rupiah

INR  — Indian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Nuevo Peso

TRY  — Turkish Lira

ZAR  — South African Rand

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer Global High Income Fund

At April 30, 2007, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Corporate Bonds	72.8%	$129,597,720
Bank Loans	10.6	18,932,421
Foreign Government Bonds	4.7	8,435,330
Commercial Paper	4.5	7,973,207
Investment Trusts	1.9	3,404,471
Structured Notes	0.7	1,220,652
Asset Backed Securities	0.6	976,787
Foreign Government Compensation Notes	0.1	162,977
Short-Term Investments	1.3	2,284,587
Cash & Cash Equivalents	5.3	9,483,820	*
Total Investments	102.5	182,471,972
Other Assets and Liabilities (Net)	(2.5)	(4,517,427	)*
Net Assets	100.0%	$177,954,545

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $95,731 in market value for swaps, which is 0.05% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer U.S. Microcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—95.0%
	Banks—14.7%
4,950	Bank of the Ozarks	$145,876
5,860	Bridge Capital Holdings*	131,791
9,330	Seacoast Banking Corp of Florida	213,564
13,702	Southern Community Financial	136,335
4,320	Sussex Bancorp	66,874
9,194	TIB Financial	129,635
6,357	Vineyard National Bancorp	145,448
6,501	Virginia Commerce Bancorp*	121,894
		1,091,417
	Semiconductors & Semiconductor Equipment—11.4%
4,740	ATMI Inc*	146,608
18,880	MoSys Inc*	164,067
14,130	Photronics Inc*	212,657
4,470	Standard Microsystems*	143,308
13,120	Ultratech Inc*	181,712
		848,352
	Health Care Equipment & Services—9.5%
5,550	Abaxis Inc*	126,707
5,190	Cutera Inc*	151,963
7,460	Gentiva Health Services*	139,651
4,820	SonoSite Inc*	139,684
4,560	Viasys Healthcare*	146,011
		704,016
	Consumer Durables & Apparel—9.2%
8,250	Everlast Worldwide*	171,187
12,650	K2 Inc*	190,888
7,210	Lifetime Brands	157,322
4,900	Movado Group	161,308
		680,705
	Technology Hardware & Equipment—8.3%
16,670	CalAmp Corp*	138,861
7,697	Daktronics Inc	175,338
10,730	Measurement Specialties*	219,643
8,350	Super Micro Computer*	86,924
		620,766

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Microcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Consumer Services—7.8%
9,020	BJ's Restaurants*	$185,722
17,634	Century Casinos*	147,773
2,480	PF Chang's China Bistro*	94,860
3,800	Red Robin Gourmet Burgers*	150,480
		578,835
	Energy—7.0%
3,490	Carrizo Oil & Gas*	128,607
18,520	Newpark Resources*	152,234
17,820	Quest Resource*	171,072
3,730	Superior Offshore International*	68,147
		520,060
	Real Estate—3.9%
4,310	BRT Realty Trust REIT	133,308
11,240	Education Realty Trust REIT	160,058
		293,366
	Diversified Financials—3.3%
7,355	Epoch Holding*	124,814
4,110	Evercore Partners-Class A	118,943
		243,757
	Food, Beverage & Tobacco—3.2%
2,590	Green Mountain Coffee Roasters*	158,301
3,200	Jones Soda*	78,688
		236,989
	Household & Personal Products—3.1%
6,720	WD-40 Co	232,378
	Transportation—2.8%
4,940	Macquarie Infrastructure	210,345
	Materials—2.8%
7,550	Schweitzer-Mauduit International	207,248
	Software & Services—2.5%
18,650	24/7 Real Media*	185,568

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Microcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Food & Staples Retailing—2.4%
9,740	Wild Oats Markets*	$175,612
	Pharmaceuticals & Biotechnology—1.5%
3,080	Omrix Biopharmaceuticals*	109,340
	Capital Goods—1.4%
4,970	Trex Company*	101,338
	Insurance—0.2%
2,080	CRM Holdings*	17,472
	TOTAL COMMON STOCKS (Cost $6,343,067)	7,057,564
INVESTMENT FUNDS—0.8%
	Financial Services—0.8%
720	iShares Russell 2000 Index Fund (Cost $57,298)	58,133

Face Value	Currency
REPURCHASE AGREEMENT—3.3%
		Financial Services—3.3%
246,630	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007, with a maturity value
		of $246,654, and an effective yield of 3.51%, collateralized
		by a U.S. Government and Agency Obligation, with a rate
		of 8.255%, a maturity of 03/25/2022 and an aggregate
		market value of $258,961. (Cost $246,630)	$246,630
		TOTAL INVESTMENTS—99.1% (Cost $6,646,995)	7,362,327
		OTHER ASSETS AND LIABILITIES (Net)—0.9%	63,611
		TOTAL NET ASSETS—100.0%	$7,425,938

Notes to the Portfolio of Investments:

REIT  Real Estate Investment Trust

*  Non-income producing security.

Aggregate cost for federal income tax purposes was $6,644,856.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer U.S. Microcap Fund

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	22.9%	$1,704,145
Information Technology	22.3	1,654,685
Consumer Discretionary	17.0	1,259,541
Healthcare	10.9	813,356
Consumer Staples	8.7	644,979
Energy	7.0	520,060
Industrials	4.2	311,684
Materials	2.8	207,248
Cash & Cash equivalents	3.3	246,629
Total Investments	99.1	7,362,327
Other Assets and Liabilities (Net)	0.9	63,611
Net Assets	100.0%	$7,425,938

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer U.S. Smallcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—96.8%
	Banks—11.5%
4,210	Boston Private Financial	$117,080
3,600	Community Trust Bancorp	119,736
5,430	PrivateBancorp Inc	178,267
4,330	Signature Bank*	136,222
4,110	Western Alliance Bancorp*	132,506
2,580	Wintrust Financial	110,888
		794,699
	Health Care Equipment & Services—11.3%
7,890	Angiodynamics Inc*	131,290
3,700	ArthroCare Corp*	152,662
2,670	Healthways Inc*	113,261
2,450	Inverness Medical Innovations*	98,123
2,890	Palomar Medical Technologies*	118,317
3,140	Psychiatric Solutions*	110,120
1,920	Vital Images*	59,251
		783,024
	Technology Hardware & Equipment—7.9%
3,880	Ciena Corp*	113,141
7,120	Daktronics Inc	162,194
6,590	Global Imaging Systems*	190,385
7,550	Super Micro Computer*	78,596
		544,316
	Consumer Services—7.8%
4,730	BJ's Restaurants*	97,391
2,120	Chipotle Mexican Grill-Class A*	138,288
2,940	Orient-Express Hotels	154,791
5,430	The Cheesecake Factory*	149,868
		540,338
	Real Estate—7.6%
2,400	CBL & Associates Properties REIT	109,080
4,030	Maguire Properties REIT	145,201
8,820	Omega Healthcare Investors REIT	148,176
2,240	Sovran Self Storage REIT	123,782
		526,239

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Smallcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Software & Services—7.5%
2,770	Factset Research Systems	$170,383
3,330	Fair Isaac	118,914
1,880	Kronos Inc*	102,592
3,920	THQ Inc*	130,810
		522,699
	Semiconductors & Semiconductor Equipment—6.5%
3,830	Hittite Microwave*	173,039
16,400	MoSys Inc*	142,516
9,230	Semtech Corp*	133,097
		448,652
	Energy—4.9%
1,430	CARBO Ceramics	62,133
3,120	Carrizo Oil & Gas*	114,972
3,440	Superior Offshore International*	62,849
7,650	Warren Resources*	101,056
		341,010
	Capital Goods—4.6%
2,610	Baldor Electric	102,808
5,100	Hexcel Corp*	110,670
2,110	Toro Co	106,027
		319,505
	Consumer Durables & Apparel—4.4%
4,530	Jarden Corp*	190,894
2,030	Phillips-Van Heusen	113,477
		304,371
	Diversified Financials—4.3%
2,420	International Securities Exchange	161,390
5,480	optionsXpress Holdings	135,246
		296,636
	Retailing—4.0%
3,560	Guess? Inc	140,264
13,820	Sally Beauty*	135,712
		275,976

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Smallcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Pharmaceuticals & Biotechnology—3.6%
2,890	Omrix Biopharmaceuticals*	$102,595
2,980	Ventana Medical Systems*	144,798
		247,393
	Media—2.7%
3,550	Morningstar Inc*	184,849
	Household & Personal Products—2.5%
5,080	WD-40 Co	175,666
	Food & Staples Retailing—2.2%
4,960	United Natural Foods*	154,702
	Commercial Services and Supplies—1.5%
3,210	Brady Corp-Class A	105,481
	Materials—1.3%
950	RTI International Metals*	89,557
	Telecommunication Services—0.7%
3,420	Aruba Networks*	46,751
	TOTAL COMMON STOCKS (Cost $5,978,082)	6,701,864
INVESTMENT FUNDS—2.0%
	Financial Services—2.0%
1,720	iShares Russell 2000 Index Fund (Cost $136,757)	138,873

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Smallcap Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
REPURCHASE AGREEMENT—0.8%
		Financial Services—0.8%
53,677	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007, with a maturity value
		of $53,682 and an effective yield of 3.51%, collateralized
		by a U.S. Government and Agency Obligation, with a rate
		of 9.125%, a maturity of 09/25/2019 and an aggregate
		market value of $56,361. (Cost $53,677)	$53,677
		TOTAL INVESTMENTS—99.6% (Cost $6,168,516)	6,894,414
		OTHER ASSETS AND LIABILITIES (Net)—0.4%	27,397
		TOTAL NET ASSETS—100.0%	$6,921,811

Notes to the Portfolio of Investments:

REIT  Real Estate Investment Trust

*  Non-income producing security.

Aggregate cost for federal income tax purposes was $6,166,803.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer U.S. Smallcap Fund

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	25.4%	$1,756,448
Information Technology	21.9	1,515,666
Consumer Discretionary	18.8	1,305,533
Healthcare	14.9	1,030,416
Industrials	6.1	424,986
Energy	4.9	341,011
Consumer Staples	4.8	330,369
Materials	1.3	89,557
Telcommunications	0.7	46,751
Cash & Cash Equivalents	0.8	53,677
Total Investments	99.6	6,894,414
Other Assets and Liabilities (Net)	0.4	27,397
Net Assets	100.0%	$6,921,811

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer U.S. Midcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—98.3%
	Diversified Financials—11.0%
6,970	E*Trade Financial*	$153,898
1,270	IntercontinentalExchange Inc*	161,290
1,400	Legg Mason	138,866
2,420	Moody's Corp	160,010
3,750	Nuveen Investments-Class A	199,875
		813,939
	Health Care Equipment & Services—10.1%
1,730	CR Bard	143,815
1,750	Express Scripts*	167,213
2,420	Henry Schein*	126,155
1,240	Intuitive Surgical*	160,778
1,920	Laboratory Corp of America*	151,565
		749,526
	Software & Services—9.9%
8,230	Activision Inc*	164,599
3,140	Cognos Inc*	135,365
3,790	Fair Isaac	135,341
5,275	Iron Mountain*	148,228
8,360	Symantec Corp*	147,136
		730,669
	Consumer Services—8.2%
5,210	Cheesecake Factory*	143,796
8,300	Melco PBL Entertainment Macau ADR*	144,586
2,030	Station Casinos	176,610
2,980	Weight Watchers International	143,010
		608,002
	Retailing—7.9%
6,000	Chico's FAS*	158,160
2,670	Nordstrom Inc	146,636
12,050	Sally Beauty*	118,331
6,210	Urban Outfitters*	159,970
		583,097

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Midcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Technology Hardware & Equipment—7.7%
4,640	National Instruments	$129,270
3,040	NCR Corp*	153,216
3,850	Network Appliance*	143,259
8,150	QLogic Corp*	145,722
		571,467
	Banks—7.0%
10,420	Hudson City Bancorp	138,795
10,110	People's United Financial	201,290
7,520	The Colonial BancGroup	180,931
		521,016
	Energy—6.7%
2,990	Helix Energy Solutions*	114,397
1,430	Noble Corp	120,420
3,450	Rowan Companies	126,408
2,330	Ultra Petroleum*	132,251
		493,476
	Capital Goods—5.5%
1,710	Oshkosh Truck	95,657
2,340	Terex Corp*	182,169
2,830	USG Corp*	130,605
		408,431
	Pharmaceuticals & Biotechnology—4.1%
1,130	Allergan Inc	136,956
2,670	Celgene Corp*	163,297
		300,253
	Telecommunication Services—3.4%
2,410	MetroPCS Communications*	67,601
2,360	NII Holdings-Class B*	181,130
		248,731
	Consumer Durables & Apparel—3.3%
630	Harman International Industries	76,791
1,810	Polo Ralph Lauren	166,719
		243,510

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Midcap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Commercial Services and Supplies—2.4%
2,050	Stericycle Inc*	$178,637
	Food & Staples Retailing—2.1%
3,280	Whole Foods Market	153,471
	Household & Personal Products—2.1%
6,290	Alberto-Culver Co	152,784
	Materials—2.0%
6,000	Crown Holdings*	145,020
	Semiconductors & Semiconductor Equipment—1.8%
8,510	Marvell Technology*	137,266
	Real Estate—1.7%
1,070	Boston Properties REIT	125,789
	Media—1.4%
1,670	Lamar Advertising	100,768
	TOTAL COMMON STOCKS (Cost $6,325,171)	7,265,852
INVESTMENT FUNDS—1.6%
	Financial Services—1.6%
1,090	iShares Russell Midcap Index Fund (Cost $113,277)	117,720

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Midcap Fund  (Percentage of Net Assets)

Face Value	Currency		Market Value (Note 2)
REPURCHASE AGREEMENT—1.3%
	Financial Services—1.3%
94,551	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007, with a maturity value
		of $94,580 and an effective yield of 3.51%, collateralized
		by a U.S. Government and Agency Obligation, with a rate
		of 4.575%, a maturity of 09/01/2034 and an aggregate
		market value of $99,279. (Cost $94,551)	$94,551
		TOTAL INVESTMENTS—101.2% (Cost $6,532,999)	7,478,123
		OTHER ASSETS AND LIABILITIES (Net)—(1.2%)	(85,906)
		TOTAL NET ASSETS—100.0%	$7,392,217

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

*  Non-income producing security.

Aggregate cost for federal income tax purposes was $6,544,354.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer U.S. Midcap Fund

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	21.3%	$1,578,464
Consumer Discretionary	20.8	1,535,377
Information Technology	19.5	1,439,403
Healthcare	14.2	1,049,778
Energy	6.7	493,477
Industrials	6.2	456,463
Consumer Staples	4.1	306,255
Materials	3.7	275,625
Telecommunications	3.4	248,731
Cash & Cash Equivalents	1.3	94,550
Total Investments	101.2	7,478,123
Other Assets and Liabilities (Net)	(1.2)	(85,906)
Net Assets	100.0%	$7,392,217

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2007

Julius Baer U.S. Multicap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—98.0%
	Diversified Financials—15.2%
6,880	E*Trade Financial*	$151,910
1,080	IntercontinentalExchange Inc*	137,160
2,760	JPMorgan Chase	143,796
1,610	Legg Mason	159,696
2,510	Moody's Corp	165,961
1,950	Morgan Stanley	163,820
4,410	Nuveen Investments-Class A	235,053
		1,157,396
	Technology Hardware & Equipment—11.8%
1,380	Apple Inc*	137,724
4,390	Daktronics Inc	100,004
3,600	Hewlett-Packard	151,704
3,721	Juniper Networks*	83,202
7,590	Motorola Inc	131,535
3,980	Network Appliance*	148,096
8,450	QLogic Corp*	151,086
		903,351
	Health Care Equipment & Services—11.1%
4,170	ArthroCare Corp*	172,054
1,840	CR Bard	152,959
2,410	Laboratory Corp of America*	190,245
2,320	Medco Health Solutions*	181,006
2,870	Medtronic Inc	151,909
		848,173
	Software & Services—9.1%
9,020	Activision Inc*	180,400
1,830	Cognos Inc*	78,891
3,720	Fair Isaac	132,841
320	Google Inc-Class A*	150,842
8,670	Symantec Corp*	152,592
		695,566
	Retailing—6.5%
3,540	Lowe's Companies	108,182
2,410	Nordstrom Inc	132,357
12,920	Sally Beauty*	126,874

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Multicap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Retailing—Continued
5,060	Urban Outfitters*	$130,346
		497,759
	Capital Goods—6.3%
1,630	Boeing Co	151,590
4,900	General Electric	180,614
2,220	United Technologies	149,029
		481,233
	Banks—5.9%
7,150	Colonial BancGroup	172,029
10,100	Hudson City Bancorp	134,532
2,650	Wachovia Corp	147,181
		453,742
	Consumer Services—5.8%
5,020	Cheesecake Factory*	138,552
8,630	Melco PBL Entertainment Macau ADR*	150,335
3,180	Weight Watchers International	152,608
		441,495
	Energy—5.4%
3,520	Carrizo Oil & Gas*	129,712
3,610	Rowan Companies	132,270
2,580	Ultra Petroleum*	146,441
		408,423
	Pharmaceuticals & Biotechnology—4.0%
2,760	Celgene Corp*	168,802
1,680	Genentech Inc*	134,383
		303,185
	Household & Personal Products—3.9%
6,680	Alberto-Culver Co	162,257
2,070	Procter & Gamble	133,308
		295,565

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2007

Julius Baer U.S. Multicap Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Telecommunication Services—3.4%
2,470	MetroPCS Communications*	$69,284
2,530	NII Holdings-Class B*	194,178
		263,462
	Media—2.9%
1,720	Lamar Advertising-Class A	103,785
1,120	Omnicom Group	117,275
		221,060
	Commercial Services and Supplies—2.5%
2,200	Stericycle Inc*	191,708
	Food & Staples Retailing—2.3%
3,690	Whole Foods Market	172,655
	Semiconductors & Semiconductor Equipment—1.9%
8,810	Marvell Technology*	142,105
	TOTAL COMMON STOCKS (Cost $6,834,793)	7,476,878

Face Value	Currency
REPURCHASE AGREEMENT—2.1%
		Financial Services—2.1%
157,801	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/30/2007, due 05/01/2007, with a maturity value
		of $157,816 and an effective yield of 3.51%, collateralized
		by a U.S. Government and Agency Obligation, with a rate
		of 8.875%, a maturity of 09/25/2014 and an aggregate
		market value of $165,691. (Cost $157,801)	$157,801
		TOTAL INVESTMENTS—100.1% (Cost $6,992,594)	7,634,679
		OTHER ASSETS AND LIABILITIES (Net)—(0.1%)	(7,894)
		TOTAL NET ASSETS—100.0%	$7,626,785

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

*  Non-income producing security.

Aggregate cost for federal income tax purposes was $6,992,694.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2007

Julius Baer U.S. Multicap Fund

At April 30, 2007, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Information Technology	22.8%	$1,741,022
Financials	21.1	1,611,138
Consumer Discretionary	15.2	1,160,314
Healthcare	15.1	1,151,359
Industrials	8.8	672,941
Consumer Staples	6.1	468,220
Energy	5.4	408,423
Telecommunications	3.5	263,461
Cash & Cash Equivalents	2.1	157,801
Total Investments	100.1	7,634,679
Other Assets and Liabilities (Net)	(0.1)	(7,894)
Net Assets	100.0%	$7,626,785

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2007

	Julius Baer Global Equity	Julius Baer International Equity
ASSETS:
Investments in securities, unaffiliated, at market value, including market value of securities on loan of $6,073,652 and $4,163,433,890, respectively (Cost $63,818,562 and $19,097,089,014, respectively)	$72,643,230	$26,751,626,643
Investments in securities, affiliated, at market value (Cost $0 and 664,566,245, respectively)	—	1,142,026,067
Cash on deposit for broker (Note 2)	17,008	10,021,187
Foreign currency, at market value (Cost $1,563,808 and $809,195,606 respectively)	1,565,502	807,631,253
Receivables:
Investments sold	213,287	44,603,980
Fund shares sold	2,093,630	20,709,775
Interest and dividends	108,686	87,043,586
Tax reclaim	18,530	2,950,376
Daily variation margin on open financial futures contracts	2,098	1,272,051
Miscellaneous	—	29,061
Unrealized appreciation on open swap contracts	—	56,932,166
Receivable from advisor—net (Note 3)	10,520	—
Unrealized appreciation on forward foreign exchange contracts	15	2,417,058
Prepaid expense	13,426	41,927
Total Assets	76,685,932	28,927,305,130
LIABILITIES:
Payables:
Investments purchased	953,664	205,103,899
Fund shares repurchased	84,702	46,088,074
Collateral for securities loaned (Note 2)	6,263,423	4,384,518,055
Investment advisory fee (Note 3)	—	17,609,489
Unrealized depreciation on forward foreign exchange contracts	66,608	26,351,022
Accrued expenses and other payables	85,442	4,372,676
Total Liabilities	7,453,839	4,684,043,215
NET ASSETS	$69,232,093	$24,243,261,915
NET ASSETS Consist of:
Par value	$1,596	$514,511
Paid in capital in excess of par value	181,670,204	15,224,323,397
Undistributed net investment income (loss)	15,615	(36,731,204)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(121,216,190)	891,543,292
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	8,760,868	8,163,611,919
NET ASSETS	$69,232,093	$24,243,261,915
Class A	$34,481,126	$10,633,999,380
Class I	$34,750,967	$13,609,262,535
SHARES OUTSTANDING (Note 7)
Class A	798,059	228,411,365
Class I	798,333	286,099,251
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$43.21	$46.56
Class I	$43.53	$47.57

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2007

	Julius Baer International Equity II	Julius Baer Total Return Bond
ASSETS:
Investments in securities, at market value, including market value of securities on loan of $887,460,911 and $0, respectively (Cost $5,897,349,026 and $874,262,474, respectively)	$6,906,291,980	$881,734,598
Cash on deposit for broker (Note 2)	3,265,560	—
Foreign currency, at market value (Cost $42,963,038 and $671,068 respectively)	43,024,641	401,468
Receivables:
Investments sold	16,607,874	49,317,684
Fund shares sold	35,806,374	2,426,536
Interest and dividends	15,615,922	6,356,997
Tax reclaim	953,772	—
Daily variation margin on open financial futures contracts	435,850	—
Receivable from advisor—net (Note 3)	—	—
Unrealized appreciation on forward foreign exchange contracts	1,976,533	3,522,169
Prepaid expense	5,052	825
Total Assets	7,023,983,558	943,760,277
LIABILITIES:
Payables:
Investments purchased	100,442,455	258,800,672
Fund shares repurchased	5,440,818	2,325,006
Dividends payable	—	192
Collateral for securities loaned (Note 2)	934,345,856	—
Payable for when-issued securities	—	29,936,000
Investment advisory fee (Note 3)	4,357,362	116,561
Unrealized depreciation on forward foreign exchange contracts	6,076,943	3,886,190
Accrued expenses and other payables	1,036,621	128,089
Total Liabilities	1,051,700,055	295,192,710
NET ASSETS	$5,972,283,503	$648,567,567
NET ASSETS Consist of:
Par value	$362,274	$49,021
Paid in capital in excess of par value	4,938,524,073	639,872,669
Undistributed net investment income	16,073,758	1,486,466
Accumulated net realized gain on investments sold, forward foreign exchange contracts, and foreign currency related transactions	12,184,347	199,354
Net unrealized appreciation on investments, forward foreign exchange contracts, and foreign currency related transactions	1,005,139,051	6,960,057
NET ASSETS	$5,972,283,503	$648,567,567
Class A	$1,270,820,225	$113,246,194
Class I	$4,701,463,278	$535,321,373
SHARES OUTSTANDING (Note 7)
Class A	77,376,844	8,570,782
Class I	284,896,806	40,450,004
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$16.42	$13.21
Class I	$16.50	$13.23

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2007

	Julius Baer Global High Income	Julius Baer U.S. Microcap
ASSETS:
Investments in securities, at market value (Cost $177,508,825 and $6,646,995 respectively)	$182,471,972	$7,362,327
Cash	102,114	—
Foreign currency, at market value (Cost $8,818 and $0 respectively)	8,853	—
Receivables:
Investments sold	—	49,894
Fund shares sold	1,159,110	30,400
Interest and dividends	3,235,887	4,895
Unrealized appreciation on open swap contracts	95,731	—
Receivable from advisor—net (Note 3)	—	14,413
Prepaid offering costs	—	9,678
Unrealized appreciation on forward foreign exchange contracts	262,700	—
Prepaid expense	126	—
Total Assets	187,336,493	7,471,607
LIABILITIES:
Payables:
Investments purchased	8,528,345	—
Fund shares repurchased	113,651	7,483
Dividends payable	129	—
Investment advisory fee (Note 3)	54,761	—
Unrealized depreciation on forward foreign exchange contracts	625,965	—
Accrued expenses and other payables	59,097	38,186
Total Liabilities	9,381,948	45,669
NET ASSETS	$177,954,545	$7,425,938
NET ASSETS Consist of:
Par value	$16,143	$609
Paid in capital in excess of par value	172,385,839	6,269,735
Undistributed net investment loss	(40,788)	(31,402)
Accumulated net realized gain on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	860,944	471,664
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	4,732,407	715,332
NET ASSETS	$177,954,545	$7,425,938
Class A	$65,543,315	$3,840,212
Class I	$112,411,230	$3,585,726
SHARES OUTSTANDING (Note 7)
Class A	5,826,945	315,285
Class I	10,315,789	293,695
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.25	$12.18
Class I	$10.90	$12.21

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2007

	Julius Baer U.S. Smallcap	Julius Baer U.S. Midcap
ASSETS:
Investments in securities, at market value (Cost $6,168,516 and $6,532,999 respectively)	$6,894,414	$7,478,123
Receivables:
Fund shares sold	32,834	—
Interest and dividends	6,342	4,571
Receivable from advisor—net (Note 3)	17,575	15,499
Prepaid offering costs	9,678	8,868
Total Assets	6,960,843	7,507,061
LIABILITIES:
Payables:
Investments purchased	—	77,200
Accrued expenses and other payables	39,032	37,644
Total Liabilities	39,032	114,844
NET ASSETS	$6,921,811	$7,392,217
NET ASSETS Consist of:
Par value	$572	$597
Paid in capital in excess of par value	5,850,943	6,130,723
Undistributed net investment loss	(22,553)	(12,314)
Accumulated net realized gain on investments sold	366,951	328,087
Net unrealized appreciation on investments	725,898	945,124
NET ASSETS	$6,921,811	$7,392,217
Class A	$3,534,925	$3,689,340
Class I	$3,386,886	$3,702,877
SHARES OUTSTANDING (Note 7)
Class A	292,554	297,825
Class I	279,790	298,835
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$12.08	$12.39
Class I	$12.11	$12.39

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2007

Julius Baer U.S. Multicap
ASSETS:
Investments in securities, at market value (Cost $6,992,594)	$7,634,679
Receivables:
Interest and dividends	4,788
Receivable from advisor—net (Note 3)	18,304
Prepaid offering costs	8,363
Total Assets	7,666,134
LIABILITIES:
Accrued expenses and other payables	39,349
Total Liabilities	39,349
NET ASSETS	$7,626,785
NET ASSETS Consist of:
Par value	$632
Paid in capital in excess of par value	6,562,884
Undistributed net investment loss	(8,584)
Accumulated net realized gain on investments sold	429,768
Net unrealized appreciation on investments	642,085
NET ASSETS	$7,626,785
Class A	$4,247,754
Class I	$3,379,031
SHARES OUTSTANDING (Note 7)
Class A	352,260
Class I	280,176
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$12.06
Class I	$12.06

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2007

	Julius Baer Global Equity	Julius Baer International Equity
INVESTMENT INCOME:
Interest†	$33,904	$15,342,448
Dividends, from unaffiliated issuers††	440,763	167,743,564
Dividends, from affiliated issuers†††	—	908,895
Total investment income	474,667	183,994,907
EXPENSES:
Investment advisory fee (Note 3)	280,887	95,524,638
Custody fees	16,982	6,445,472
Administration fees	125,746	2,541,248
Professional fees	14,291	592,085
Trustees' fees and expenses	4,413	353,463
Registration and filing fees	72,579	287,929
Shareholder reports	39,221	1,232,540
Insurance premium expense	39,840	124,409
Interest expense	2,690	—
Compliance expense	279	111,951
Miscellaneous fees	1,162	92,905
Total expenses common to all classes	598,090	107,306,640
Transfer agent fees
Class A	11,284	602,942
Class I	3,095	150,393
Distribution and shareholder servicing fees (Class A) (Note 4)	39,762	12,186,814
Total gross expenses	652,231	120,246,789
Less: Custody offset arrangement (Note 3)	(6,352)	(4,556,678)
Expenses waived by investment advisor (Note 3)	(247,039)	—
Net expenses	398,840	115,690,111
NET INVESTMENT INCOME	75,827	68,304,796
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	2,504,662	940,199,249
Financial futures contracts	68,341	33,724,791
Interest rate swap contracts	—	424,159
Forward foreign exchange contracts	(11,808)	(2,959,201)
Foreign currency transactions	(183,163)	(54,049,481)
Net realized gain on investments	2,378,032	917,339,517
Net change in unrealized appreciation (depreciation) on:
Investments	5,330,087	2,994,935,809
Financial futures contracts	(19,579)	(16,191,471)
Interest rate swap contracts	—	2,999,342
Forward foreign exchange contracts	(53,592)	(14,568,601)
Foreign currency transactions	(1,213)	(229,639)
Net change in unrealized appreciation of investments	5,255,703	2,966,945,440
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,633,735	3,884,284,957
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,709,562	$3,952,589,753

  †  Interest income includes security lending income of $9,662 and $8,767,621 for the Global Equity Fund and International Equity Fund, respectively.

  ††  Net of foreign withholdings taxes of $29,988 and $16,869,423 for the Global Equity Fund and International Equity Fund, respectively.

  †††  Net of foreign withholding taxes of $53,275 for the International Equity Fund.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2007

	Julius Baer International Equity II	Julius Baer Total Return Bond
INVESTMENT INCOME:
Interest†	$5,986,644	$14,524,822
Dividends††	36,347,891	—
Total investment income	42,334,535	14,524,822
EXPENSES:
Investment advisory fee (Note 3)	19,467,896	1,322,567
Custody fees	816,859	95,314
Administration fees	1,107,961	37,041
Professional fees	127,762	27,623
Trustees' fees and expenses	100,625	9,619
Registration and filing fees	355,567	62,663
Shareholder reports	430,969	65,990
Insurance premium expense	14,352	2,322
Interest expense	—	5,028
Compliance expense	23,718	3,123
Miscellaneous fees	15,915	2,932
Total expenses common to all classes	22,461,624	1,634,222
Transfer agent fees
Class A	169,167	16,858
Class I	90,167	4,839
Distribution and shareholder servicing fees (Class A) (Note 4)	1,203,861	134,573
Total gross expenses	23,924,819	1,790,492
Less: Custody offset arrangement (Note 3)	(270,340)	(11,677)
Recoupment of expenses previously assumed by investment advisor (Note 3)	196,954	—
Expenses waived by investment advisor (Note 3)	—	(351,062)
Net expenses	23,851,433	1,427,753
NET INVESTMENT INCOME	18,483,102	13,097,069
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	39,294,716	1,801,836
Financial futures contracts	7,818,520	(110)
Forward foreign exchange contracts	(4,755,523)	(23,893)
Foreign currency transactions	(12,868,386)	516,504
Net realized gain on investments	29,489,327	2,294,337
Net change in unrealized appreciation (depreciation) on:
Investments	662,770,058	2,485,041
Financial futures contracts	(1,765,217)	—
Forward foreign exchange contracts	(2,960,412)	26,823
Foreign currency transactions	(12,181)	97,944
Net change in unrealized appreciation of investments	658,032,248	2,609,808
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	687,521,575	4,904,145
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$706,004,677	$18,001,214

  †  Interest income incudes security lending income of $2,214,994 for the International Equity Fund II.

  ††  Net of withholdings taxes of $3,941,330 for the International Equity Fund II.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2007

	Julius Baer Global High Income	Julius Baer U.S. Microcap
INVESTMENT INCOME:
Interest	$4,836,209	$2,769
Dividends†	87,564	27,401
Total investment income	4,923,773	30,170
EXPENSES:
Investment advisory fee (Note 3)	463,801	42,161
Custody fees	20,594	3,228
Administration fees	43,187	9,269
Professional fees	16,920	11,357
Trustees' fees and expenses	2,184	77
Registration and filing fees	44,424	33,479
Shareholder reports	11,339	—
Amortization of offering expenses	—	20,856
Insurance premium expense	375	—
Interest expense	5,028	—
Compliance expense	680	—
Miscellaneous fees	1,012	573
Total expenses common to all classes	609,544	121,000
Transfer agent fees
Class A	10,704	6,398
Class I	3,362	2,684
Distribution and shareholder servicing fees (Class A) (Note 4)	67,956	4,278
Total gross expenses	691,566	134,360
Less: Custody offset arrangement (Note 3)	(2,725)	—
Expenses waived by investment advisor (Note 3)	(157,084)	(78,640)
Net expenses	531,757	55,720
NET INVESTMENT INCOME (LOSS)	4,392,016	(25,550)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	1,004,356	469,525
Interest rate swap contracts	63,107	—
Forward foreign exchange contracts	12,080	—
Foreign currency transactions	(204,518)	—
Net realized gain on investments	875,025	469,525
Net change in unrealized appreciation (depreciation) on:
Investments	3,240,096	81,213
Interest rate swap contracts	37,288	—
Forward foreign exchange contracts	(316,753)	—
Foreign currency transactions	29,903	—
Net change in unrealized appreciation of investments	2,990,534	81,213
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,865,559	550,738
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,257,575	$525,188

  †  Net of withholding taxes of $21,079 for the Global High Income Fund.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2007

	Julius Baer U.S. Smallcap	Julius Baer U.S. Midcap
INVESTMENT INCOME:
Interest	$1,224	$2,341
Dividends	24,081	107,016
Total investment income	25,305	109,357
EXPENSES:
Investment advisory fee (Note 3)	29,566	26,710
Custody fees	3,157	3,224
Administration fees	9,662	7,028
Professional fees	11,341	11,381
Trustees' fees and expenses	66	90
Registration and filing fees	33,465	33,482
Amortization of offering expenses	20,856	19,115
Miscellaneous fees	570	574
Total expenses common to all classes	108,683	101,604
Transfer agent fees
Class A	6,398	6,399
Class I	2,684	2,685
Distribution and shareholder servicing fees (Class A) (Note 4)	3,887	4,125
Total gross expenses	121,652	114,813
Expenses waived by investment advisor (Note 3)	(79,646)	(74,809)
Net expenses	42,006	40,004
NET INVESTMENT INCOME (LOSS)	(16,701)	69,353
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on:
Investments	364,907	327,910
Net realized gain on investments	364,907	327,910
Net change in unrealized appreciation on:
Investments	264,465	434,381
Net change in unrealized appreciation of investments	264,465	434,381
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	629,372	762,291
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$612,671	$831,644

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2007

Julius Baer U.S. Multicap
INVESTMENT INCOME:
Interest	$2,305
Dividends	101,826
Total investment income	104,131
EXPENSES:
Investment advisory fee (Note 3)	24,925
Custody fees	3,207
Administration fees	10,414
Professional fees	11,400
Trustees' fees and expenses	100
Registration and filing fees	33,476
Shareholder reports	250
Amortization of offering expenses	18,025
Compliance expense	5
Miscellaneous fees	572
Total expenses common to all classes	102,374
Transfer agent fees
Class A	6,401
Class I	2,686
Distribution and shareholder servicing fees (Class A) (Note 4)	4,404
Total gross expenses	115,865
Expenses waived by investment advisor (Note 3)	(77,350)
Net expenses	38,515
NET INVESTMENT INCOME	65,616
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on:
Investments	429,768
Net realized gain on investments	429,768
Net change in unrealized appreciation on:
Investments	113,032
Net change in unrealized appreciation of investments	113,032
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	542,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$608,416

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer Global Equity Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$75,827	$438,419
Net realized gain on investments	2,378,032	7,905,567
Net change in unrealized appreciation of investments	5,255,703	1,564,073
Net increase in net assets resulting from operations	7,709,562	9,908,059
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class I	—	(989)
Total distributions to shareholders	—	(989)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	5,188,579	10,921,299
Class I	3,887,690	18,354,968
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class I	—	637
Cost of shares redeemed
Class A	(4,462,209)	(22,181,768)
Class I	(2,541,762)	(8,973,789)
Fees from redemptions	—	3,539
Net increase (decrease) from Fund share transactions	2,072,298	(1,875,114)
Net increase in net assets	9,781,860	8,031,956
NET ASSETS:
Beginning of period	59,450,233	51,418,277
End of period (including undistributed net investment income of $15,615 and ($60,212), respectively)	$69,232,093	$59,450,233

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer International Equity Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$68,304,796	$235,638,205
Net realized gain on investments	917,339,517	1,735,683,740
Net change in unrealized appreciation of investments	2,966,945,440	2,825,657,653
Net increase in net assets resulting from operations	3,952,589,753	4,796,979,598
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(59,400,112)	—
Class I	(97,389,687)	—
Distributions from realized gain
Class A	(880,815,538)	(323,074,339)
Class I	(1,057,761,836)	(394,079,789)
Total distributions to shareholders	(2,095,367,173)	(717,154,128)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	849,782,724	1,516,430,147
Class I	1,364,548,661	1,762,515,023
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	885,050,416	303,135,073
Class I	1,012,198,966	352,634,605
Cost of shares redeemed
Class A	(1,002,197,133)	(1,596,363,910)
Class I	(893,456,505)	(1,487,008,935)
Fees from redemptions	—	558,198
Net increase from Fund share transactions	2,215,927,129	851,900,201
Net increase in net assets	4,073,149,709	4,931,725,671
NET ASSETS:
Beginning of period	20,170,112,206	15,238,386,535
End of period (including undistributed net investment income of ($36,731,204) and $51,753,799, respectively)	$24,243,261,915	$20,170,112,206

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer International Equity Fund II

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,483,102	$25,470,795
Net realized gain (loss) on investments	29,489,327	(19,126,250)
Net change in unrealized appreciation of investments	658,032,248	341,136,403
Net increase in net assets resulting from operations	706,004,677	347,480,948
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(1,953,851)	—
Class I	(11,447,304)	—
Distributions from realized gain
Class A	(2,983,592)	—
Class I	(10,064,024)	—
Total distributions to shareholders	(26,448,771)	—
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	534,268,164	611,006,976
Class I	1,919,594,973	1,992,799,751
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	4,509,125	—
Class I	16,754,683	—
Cost of shares redeemed
Class A	(138,024,843)	(100,844,079)
Class I	(206,659,500)	(113,397,417)
Fees from redemptions	—	186,601
Net increase from Fund share transactions	2,130,442,602	2,389,751,832
Net increase in net assets	2,809,998,508	2,737,232,780
NET ASSETS:
Beginning of period	3,162,284,995	425,052,215
End of period (including undistributed net investment income of $16,073,758 and $10,991,811, respectively)	$5,972,283,503	$3,162,284,995

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer Total Return Bond Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,097,069	$14,432,716
Net realized gain (loss) on investments	2,294,337	(1,532,288)
Net change in unrealized appreciation of investments	2,609,808	6,040,040
Net increase in net assets resulting from operations	18,001,214	18,940,468
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(2,030,486)	(4,633,879)
Class I	(10,752,698)	(13,426,375)
Distributions from realized gain
Class A	—	(517,211)
Class I	—	(1,194,669)
Total distributions to shareholders	(12,783,184)	(19,772,134)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	27,380,765	72,384,334
Class I	205,961,189	290,781,223
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	1,857,930	4,578,373
Class I	6,638,782	12,496,422
Cost of shares redeemed
Class A	(20,861,165)	(40,748,651)
Class I	(80,547,154)	(45,130,436)
Fees from redemptions	—	22,196
Net increase from Fund share transactions	140,430,347	294,383,461
Net increase in net assets	145,648,377	293,551,795
NET ASSETS:
Beginning of period	502,919,190	209,367,395
End of period (including undistributed net investment income of $1,486,466 and $1,172,581, respectively)	$648,567,567	$502,919,190

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer Global High Income Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,392,016	$3,265,164
Net realized gain on investments	875,025	879,451
Net change in unrealized appreciation of investments	2,990,534	1,242,995
Net increase in net assets resulting from operations	8,257,575	5,387,610
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(1,926,359)	(3,603,396)
Class I	(2,646,894)	(1,282,103)
Distributions from realized gain
Class A	(420,733)	(2,359,814)
Class I	(457,444)	(499,032)
Total distributions to shareholders	(5,451,430)	(7,744,345)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	29,291,771	33,421,918
Class I	77,400,935	31,257,017
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	1,956,454	5,028,917
Class I	1,448,718	1,537,266
Cost of shares redeemed
Class A	(12,882,218)	(26,442,289)
Class I	(3,096,455)	(5,182,090)
Fees from redemptions	—	13,225
Net increase from Fund share transactions	94,119,205	39,633,964
Net increase in net assets	96,925,350	37,277,229
NET ASSETS:
Beginning of period	81,029,195	43,751,966
End of period (including undistributed net investment income of ($40,788) and $140,449, respectively)	$177,954,545	$81,029,195

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Microcap Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Period from July 24, 2006* to October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(25,550)	$(11,957)
Net realized gain on investments	469,525	8,004
Net change in unrealized appreciation of investments	81,213	634,119
Net increase in net assets resulting from operations	525,188	630,166
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	853,797	2,661,894
Class I	505,143	2,500,000
Cost of shares redeemed
Class A	(229,939)	(20,311)
Net increase from Fund share transactions	1,129,001	5,141,583
Net increase in net assets	1,654,189	5,771,749
NET ASSETS:
Beginning of period	5,771,749	—
End of period (including undistributed net investment income of ($31,402) and ($5,852), respectively)	$7,425,938	$5,771,749

  *  Commencement of operations.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Smallcap Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Period from July 24, 2006* to October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(16,701)	$(2,036)
Net realized gain on investments	364,907	93,131
Net change in unrealized appreciation of investments	264,465	461,433
Net increase in net assets resulting from operations	612,671	552,528
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class I	(1,456)	—
Distributions from realized gain
Class A	(47,337)	—
Class I	(46,110)	—
Total distributions to shareholders	(94,903)	—
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	713,742	2,535,318
Class I	298,109	2,500,000
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	47,337	—
Class I	47,144	—
Cost of shares redeemed
Class A	(287,072)	(3,063)
Net increase from Fund share transactions	819,260	5,032,255
Net increase in net assets	1,337,028	5,584,783
NET ASSETS:
Beginning of period	5,584,783	—
End of period (including undistributed net investment income of ($22,553) and ($4,396), respectively)	$6,921,811	$5,584,783

  *  Commencement of operations.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Midcap Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Period from July 24, 2006* to October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,353	$(5,295)
Net realized gain on investments	327,910	24,072
Net change in unrealized appreciation of investments	434,381	510,743
Net increase in net assets resulting from operations	831,644	529,520
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(34,293)	—
Class I	(42,422)	—
Distributions from realized gain
Class A	(11,538)	—
Class I	(12,014)	—
Total distributions to shareholders	(100,267)	—
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	450,154	2,625,610
Class I	523,444	2,500,000
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	36,212	—
Class I	43,011	—
Cost of shares redeemed
Class A	(44,026)	(3,069)
Class I	(16)	—
Net increase from Fund share transactions	1,008,779	5,122,541
Net increase in net assets	1,740,156	5,652,061
NET ASSETS:
Beginning of period	5,652,061	—
End of period (including undistributed net investment income of ($12,314) and ($4,952), respectively)	$7,392,217	$5,652,061

  *  Commencement of operations.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Multicap Fund

	For the Six Month Period Ended April 30, 2007 (Unaudited)	For the Period from July 24, 2006* to October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$65,616	$1,721
Net realized gain on investments	429,768	23,143
Net change in unrealized appreciation of investments	113,032	529,053
Net increase in net assets resulting from operations	608,416	553,917
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(34,572)	—
Class I	(41,349)	—
Distributions from realized gain
Class A	(11,507)	—
Class I	(11,636)	—
Total distributions to shareholders	(99,064)	—
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	1,197,713	2,515,010
Class I	310,926	2,500,000
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	35,926	—
Class I	40,976	—
Cost of shares redeemed
Class A	(25,765)	(11,270)
Net increase from Fund share transactions	1,559,776	5,003,740
Net increase in net assets	2,069,128	5,557,657
NET ASSETS:
Beginning of period	5,557,657	—
End of period (including undistributed net investment income of ($8,584) and $1,721, respectively)	$7,626,785	$5,557,657

  *  Commencement of operations.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global Equity Fund (8)

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,		April 01, 2004 through October 31,		Year Ended March 31,
	(Unaudited)		2006	2005(7)	2004(7)		2004(7)	2003(7)	2002(7)
Net Asset Value, beginning of period	$38.23		$31.45	$26.90	$25.30		$24.10	$42.50	$76.60
Income (loss) from investment operations:
Net investment income (loss) (2)	0.02		0.23	0.21	(0.30)		(0.80)	(0.60)	(0.70)
Net realized and unrealized gain (loss) on investments	4.96		6.55	4.36	1.90		2.00	(17.50)	(33.40)
Total income (loss) from investment operations	4.98		6.78	4.57	1.60		1.20	(18.10)	(34.10)
Less distributions:
From net investment income	—		—	(0.02)	—		—	(0.30)	—
Total Distributions	—		—	(0.02)	—		—	(0.30)	—
Net Asset Value, end of period	$43.21		$38.23	$31.45	$26.90		$25.30	$24.10	$42.50
Market Value, end of year (8)	—		—	—	—		$23.600	$19.700	$39.700
Total Return	13.00	%(5)	21.56%	17.00%	6.32	%(5)	19.80%	(49.75)%	(41.19)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$34,481		$29,852	$34,608	$24,688		$36,930	$35,122	$62,042
Ratio of net investment income to average net assets	0.12	%(4)	0.65%	0.71%	(1.80	)%(4)	(3.25)%	(2.21)%	(1.11)%
Ratio of expenses to average net assets (1)	1.42	%(4)	1.42%	1.51%	2.37	%(4)(6)	3.31%	2.93%	2.13%
Ratio of expenses to average net assets (1)(3)	1.40	%(4)	1.40%	1.50%	2.30	%(4)(6)	3.25%	2.82%	1.85%
Portfolio turnover rate	52	%(5)	162%	118%	204	%(5)	605%	1024%	778%

  (1)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets (3)	2.22	%(4)	2.24%	2.98%	3.73%	3.50%	3.07%	2.10%
Ratio of expenses to average net assets	2.24	%(4)	2.26%	2.99%	3.80%	3.56%	3.18%	2.38%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized

  (5)  Not Annualized

  (6)  The current expenses for the period April 1, 2004 to October 31, 2004 exceed the expense cap of 1.75% due to the expense reimbursement not starting until July 1, 2004.

  (7)  Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005

  (8)  On July 1, 2004 the Fund changed its name from The European Warrant Fund, Inc. and converted from a closed-end, non diversified investment company ("closed-end Fund") to an open-end diversified investment company with a different investment objective, different investment strategies, different management team and a new investment adviser ( an affiliate of the closed-end Fund's adviser). Until the close of business on June 30, 2004, the Fund operated as a closed-end Fund and its common stock (which then comprised of a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Fund, and the Fund began seeking to maximize total return principally through capital appreciation by investing in a diversified portfolio of equity securities of issuers located throughout the world. For periods prior thereto, all historical performance information for Class A shares reflects the Net Asset Value (NAV) performance of the Fund's common stock while it was a closed-end Fund.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global Equity Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Period Ended October 31, 2005(6)(7)
Net Asset Value, beginning of period	$38.48		$31.58	$30.80
Income from investment operations:
Net investment income (2)	0.08		0.38	0.23
Net realized and unrealized gain on investments	4.97		6.52	0.56
Total income from investment operations	5.05		6.90	0.79
Less distributions:
From net investment income	—		— (9)	(0.01)
Total Distributions	—		—	(0.01)
Net Asset Value, end of period	$43.53		$38.48	$31.58
Total Return	13.12	%(5)	21.89%	2.56	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$34,751		$29,598	$16,810
Ratio of net investment income to average net assets	0.37	%(4)	1.06%	1.15	%(4)
Ratio of expenses to average net assets (1)	1.17	%(4)	1.17%	1.17	%(4)
Ratio of expenses to average net assets (1)(3)	1.15	%(4)	1.15%	1.15	%(4)
Portfolio turnover rate	52	%(5)	162%	118	%(8)

  (1)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets (3)	1.91%	1.86%	2.49	%(4)
Ratio of expenses to average net assets	1.93%	1.88%	2.51	%(4)

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Class I commenced operations on March 14, 2005.

  (7)  Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.

  (8)  Portfolio turnover is for the period ended October, 31 2005.

  (9)  Rounds to less than $0.01.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$43.09		$34.29	$28.99	$24.45	$19.60	$19.95
Income (loss) from investment operations:
Net investment income (2)	0.10		0.50	0.35	0.16	0.24	0.11
Net realized and unrealized gain (loss) on investments	7.82		9.87	5.98	4.71	4.93	(0.46)
Total income (loss) from investment operations	7.92		10.37	6.33	4.87	5.17	(0.35)
Less distributions:
From net investment income	(0.28)		—	(0.45)	(0.33)	(0.32)	—
From net realized gains on investments	(4.17)		(1.57)	(0.58)	—	—	—
Total Distributions	(4.45)		(1.57)	(1.03)	(0.33)	(0.32)	—
Net Asset Value, end of period	$46.56		$43.09	$34.29	$28.99	$24.45	$19.60
Total Return	19.47	%(4)	31.20%	22.19%	20.05%	26.78%	(1.75)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$10,633,999		$9,092,359	$7,018,030	$3,721,409	$1,705,074	$615,897
Ratio of net investment income to average net assets	0.47	%(3)	1.28%	1.09%	0.58%	0.83%	0.49%
Ratio of expenses to average net assets (1)	1.24	%(3)	1.24%	1.32%	1.35%	1.37%	1.51%
Ratio of expenses to average net assets	1.20	%(3)	1.19%	1.31%	1.32%	1.31%	1.43%
Portfolio turnover rate	18	%(4)	62%	57%	100%	114%	93%

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Not Annualized.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, beginning of period	$43.97		$34.96	$29.47	$24.79	$19.79	$20.08
Income (loss) from investment operations:
Net investment income (2)	0.17		0.52	0.44	0.23	0.28	0.21
Net realized and unrealized gain (loss) on investments	7.98		10.15	6.09	4.79	5.05	(0.45)
Total income (loss) from investment operations	8.15		10.67	6.53	5.02	5.33	(0.24)
Less distributions:
From net investment income	(0.38)		—	(0.46)	(0.34)	(0.33)	(0.05)
From net realized gains on investments	(4.17)		(1.66)	(0.58)	—	—	—
Total Distributions	(4.55)		(1.66)	(1.04)	(0.34)	(0.33)	(0.05)
Net Asset Value, end of period	$47.57		$43.97	$34.96	$29.47	$24.79	$19.79
Total Return	19.62	%(4)	31.53%	22.52%	20.39%	27.39%	(1.21)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$13,609,263		$11,077,753	$8,220,356	$3,844,713	$1,114,010	$415,159
Ratio of net investment income to average net assets	0.74	%(3)	1.29%	1.33%	0.87%	1.16%	0.99%
Ratio of expenses to average net assets (1)	0.98	%(3)	0.99%	1.05%	1.08%	1.08%	1.00%
Ratio of expenses to average net assets	0.94	%(3)	0.94%	1.04%	1.05%	1.02%	0.92%
Portfolio turnover rate	18	%(4)	62%	57%	100%	114%	93%

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Not Annualized.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund II

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Period Ended October 31, 2005(5)
Net Asset Value, beginning of period	$14.07		$10.94	$10.00
Income from investment operations:
Net investment income (loss) (7)	0.04		0.16	(0.01)
Net realized and unrealized gain on investments	2.39		2.97	0.95
Total income from investment operations	2.43		3.13	0.94
Less distributions:
From net investment income	(0.03)		—	—
From net realized gains on investments	(0.05)		—	—
Total Distributions	(0.08)		—	—
Net Asset Value, end of period	$16.42		$14.07	$10.94
Total Return	17.38	%(2)	28.73%	9.30	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,270,820		$722,531	$127,435
Ratio of net investment income to average net assets	0.59	%(3)	1.25%	(0.11	)%(3)
Ratio of expenses to average net assets (1)(4)	1.33	%(3)	1.33%	1.36	%(3)
Ratio of expenses to average net assets	1.32	%(3)	1.32%	1.35	%(3)
Portfolio turnover rate	20	%(2)	61%	38	%(2)

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a recoupment of fees by the Fund's investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.31% and 1.32% for the periods ended April 30, 2007 and October 31, 2006.

  (5)  Commenced operations on May 4, 2005.

  (6)  On March 1, 2006, the expense cap changed from 1.35% to 1.32%.

  (7)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund II

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	Period Ended October 31, 2005(5)
Net Asset Value, beginning of period	$14.14		$10.96	$10.00
Income from investment operations:
Net investment income (7)	0.07		0.20	—
Net realized and unrealized gain on investments	2.40		2.98	0.96
Total income from investment operations	2.47		3.18	0.96
Less distributions:
From net investment income	(0.06)		—	—
From net realized gains on investments	(0.05)		—	—
Total Distributions	(0.11)		—	—
Net Asset Value, end of period	$16.50		$14.14	$10.96
Total Return	17.48	%(2)	29.11%	9.60	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$4,701,463		$2,439,754	$297,617
Ratio of net investment income to average net assets	0.93	%(3)	1.54%	(0.01	)%(3)
Ratio of expenses to average net assets (1)(4)	1.05	%(3)	1.06%	1.09	%(3)
Ratio of expenses to average net assets	1.04	%(3)	1.05%	1.08	%(3)
Portfolio turnover rate	20	%(2)	61%	38	%(2)

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a recoupment of fees by the Fund's investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 1.03% and 1.05% for the periods ended April 30, 2007 and October 31, 2006.

  (5)  Commenced operations on May 4, 2005.

  (6)  On March 1, 2006, the expense cap changed from 1.08% to 1.05%.

  (7)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Total Return Bond Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004	2003	2002(1)
Net Asset Value, beginning of period	$13.08		$13.33		$13.37		$13.34	$12.55	$12.10
Income from investment operations:
Net investment income (6)	0.28		0.56		0.42		0.37	0.30	0.44
Net realized and unrealized gain on investments	0.10		0.07		0.10		0.35	0.92	0.49
Total income from investment operations	0.38		0.63		0.52		0.72	1.22	0.93
Less distributions:
From net investment income	(0.25)		(0.77)		(0.46)		(0.46)	(0.32)	(0.47)
From net realized gains on investments	—		(0.11)		(0.10)		(0.23)	(0.11)	—
From capital (Note 2)	—		—		—		—	—	(0.01)
Total Distributions	(0.25)		(0.88)		(0.56)		(0.69)	(0.43)	(0.48)
Net Asset Value, end of period	$13.21		$13.08		$13.33		$13.37	$13.34	$12.55
Total Return	2.90	%(5)	4.98%		3.93%		5.50%	9.83%	7.86%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$113,246		$103,732		$68,223		$58,823	$63,449	$33,858
Ratio of net investment income to average net assets	4.23	%(4)	4.32%		3.11%		2.79%	2.24%	3.65%
Ratio of expenses to average net assets (2)	0.69	%(4)	0.69%		0.78%		1.17%	1.16%	1.28%
Ratio of expenses to average net assets	0.69	%(3)(4)	0.69	%(3)	0.77	%(3)	1.17%	1.16%	1.28	%(3)
Portfolio turnover rate	215	%(5)	411%		202%		69%	160%	156%

  (1)  The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.63% to 3.65%. Per share data and ratios for the periods prior to November 1, 2002 have not been restated to reflect this change in presentation.

  (2)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratios would have been 0.83%, 0.83%, 0.93% and 1.38% for the periods ended April 30, 2007, October 31, 2006, 2005 and 2002, respectively.

  (4)  Annualized.

  (5)  Not annualized.

  (6)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Total Return Bond Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004	2003	2002(1)
Net Asset Value, beginning of period	$13.12		$13.38		$13.41		$13.37	$12.56	$12.07
Income (loss) from investment operations:
Net investment income (6)	0.30		0.60		0.47		0.41	0.37	0.48
Net realized and unrealized gain on investments	0.10		0.07		0.08		0.34	0.89	0.50
Total income (loss) from investment operations	0.40		0.67		0.55		0.75	1.26	0.98
Less distributions:
From net investment income	(0.29)		(0.82)		(0.48)		(0.48)	(0.34)	(0.48)
From net realized gains on investments	—		(0.11)		(0.10)		(0.23)	(0.11)	—
From capital (Note 2)	—		—		—		—	—	(0.01)
Total Distributions	(0.29)		(0.93)		(0.58)		(0.71)	(0.45)	(0.49)
Net Asset Value, end of period	$13.23		$13.12		$13.38		$13.41	$13.37	$12.56
Total Return	3.06	%(5)	5.25%		4.10%		5.82%	10.19%	8.41%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$535,321		$399,187		$141,145		$31,862	$14,188	$1,167
Ratio of net investment income to average net assets	4.51	%(4)	4.64%		3.50%		3.08%	2.50%	4.00%
Ratio of expenses to average net assets (2)	0.44	%(4)	0.44%		0.47%		0.88%	0.90%	0.85%
Ratio of expenses to average net assets	0.44	%(3)(4)	0.44	%(3)	0.47	%(3)	0.88%	0.89%	0.85	%(3)
Portfolio turnover rate	215	%(5)	411%		202%		69%	160%	156%

  (1)  The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.98% to 4.00%. Per share data and ratios for the periods prior to November 1, 2002 have not been restated to reflect this change in presentation.

  (2)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratios would have been 0.55%, 0.56%, 0.65% and 0.95% for periods ended April 30, 2007, October 31, 2006, 2005 and 2002, respectively.

  (4)  Annualized.

  (5)  Not annualized.

  (6)  Based on average shares outstanding during the period.

    Accumulated net investment income - Rollforward ending balance

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global High Income Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,					Period Ended October 31,
	(Unaudited)		2006		2005		2004	2003(1)
Net Asset Value, beginning of period	$10.99		$11.93		$12.07		$11.43	$10.00
Income from investment operations:
Net investment income (2)	0.38		0.68		0.73		0.70	0.64
Net realized and unrealized gain (loss) on investments	0.36		0.43		(0.01)		0.72	1.37
Total income from investment operations	0.74		1.11		0.72		1.42	2.01
Less distributions:
From net investment income	(0.38)		(1.17)		(0.71)		(0.71)	(0.58)
From net realized gains on investments	(0.10)		(0.88)		(0.15)		(0.07)	—
Total Distributions	(0.48)		(2.05)		(0.86)		(0.78)	(0.58)
Net Asset Value, end of period	$11.25		$10.99		$11.93		$12.07	$11.43
Total Return	6.86	%(6)	10.49%		6.15%		12.87%	20.57	%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$65,543		$45,930		$36,166		$45,164	$28,195
Ratio of net investment income to average net assets	6.92	%(3)	6.16%		6.01%		5.97%	6.71	%(3)
Ratio of expenses to average net assets (4)	1.00	%(3)	1.10	%(7)	1.28%		1.24%	1.26	%(3)
Ratio of expenses to average net assets	1.00	%(3)(5)	1.08	%(5)(7)	1.25	%(5)	1.25%	1.25	%(3)(5)
Portfolio turnover rate	42%		96%		99%		93%	83	%(6)

  (1)  Class A shares commenced operations on December 17, 2002.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the Fund's investment advisor.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expenses ratios would have been 1.26%, 1.35%, 1.30% and 1.95% for the periods ended April 30, 2007, October 31, 2006, October 31, 2005 and October 31, 2003.

  (6)  Not annualized.

  (7)  On March 1, 2006, the expense cap changed from 1.25% to 1.00%.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global High Income Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007		Year Ended October 31,					Period Ended October 31,
	(Unaudited)		2006		2005		2004	2003(1)
Net Asset Value, beginning of period	$10.66		$11.61		$12.01		$11.36	$10.00
Income from investment operations:
Net investment income (2)	0.39		0.70		0.78		0.73	0.57
Net realized and unrealized gain (loss) on investments	0.34		0.40		(0.05)		0.72	1.35
Total income from investment operations	0.73		1.10		0.73		1.45	1.92
Less distributions:
From net investment income	(0.39)		(1.17)		(0.98)		(0.73)	(0.56)
From net realized gains on investments	(0.10)		(0.88)		(0.15)		(0.07)	—
Total Distributions	(0.49)		(2.05)		(1.13)		(0.80)	(0.56)
Net Asset Value, end of period	$10.90		$10.66		$11.61		$12.01	$11.36
Total Return	6.98	%(6)	10.76%		6.37%		13.28%	19.66	%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$112,411		$35,100		$7,586		$45,636	$20,839
Ratio of net investment income to average net assets	7.24	%(3)	6.61%		6.47%		6.24%	6.91	%(3)
Ratio of expenses to average net assets (4)	0.75	%(3)	0.81	%(7)	1.03%		0.97%	1.02	%(3)
Ratio of expenses to average net assets	0.75	%(3)(5)	0.79	%(5)(7)	1.00	%(5)	1.00%	1.00	%(3)(5)
Portfolio turnover rate	42	%(6)	96%		99%		93%	83	%(6)

  (1)  Class I shares commenced operations on January 30, 2003.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the Fund's investment advisor.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expense ratios would have been 1.00%, 1.08%, 1.04% and 1.41% for the periods April 30, 2007, October 31, 2006, October 31, 2005 and October 31, 2003.

  (6)  Not annualized.

  (7)  On March 1, 2006, the expense cap changed from 1.00% to 0.75%.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Microcap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.26	$10.00
Income from investment operations:
Net investment loss (5)	(0.05)	(0.03)
Net realized and unrealized gain on investments	0.97	1.29
Total income from investment operations	0.92	1.26
Net Asset Value, end of period	$12.18	$11.26
Total Return (2)	8.17%	12.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,840	$2,955
Ratio of net investment income to average net assets (3)	(0.90)%	(0.99)%
Ratio of expenses to average net assets (3)(4)	1.80%	1.80%
Portfolio turnover rate (2)	54%	19%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 4.22% for the period ended April 30, 2007 and 4.52% for the period ended October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Microcap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.27	$10.00
Income from investment operations:
Net investment loss (5)	(0.04)	(0.02)
Net realized and unrealized gain on investments	0.98	1.29
Total income from investment operations	0.94	1.27
Net Asset Value, end of period	$12.21	$11.27
Total Return (2)	8.44%	12.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,586	$2,816
Ratio of net investment income to average net assets (3)	(0.61)%	(0.69)%
Ratio of expenses to average net assets (3)(4)	1.50%	1.50%
Portfolio turnover rate (2)	54%	19%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.74% for the period ended April 30, 2007 and 4.03% for the period ended October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Smallcap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.10	$10.00
Income from investment operations:
Net investment loss (5)	(0.04)	(0.01)
Net realized and unrealized gain on investments	1.20	1.11
Total income from investment operations	1.16	1.10
Less distributions:
From net realized gains on investments	(0.18)	—
Total Distributions	(0.18)	—
Net Asset Value, end of period	$12.08	$11.10
Total Return (2)	10.50%	11.00%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,535	$2,807
Ratio of net investment income to average net assets (3)	(0.68)%	(0.29)%
Ratio of expenses to average net assets (3)(4)	1.50%	1.50%
Portfolio turnover rate (2)	57%	13%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 4.15% and 4.22% for the periods ending April 30, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Smallcap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.11	$10.00
Income from investment operations:
Net investment loss (5)	(0.02)	—
Net realized and unrealized gain on investments	1.21	1.11
Total income from investment operations	1.19	1.11
Less distributions:
From net investment income	(0.01)	—
From net realized gains on investments	(0.18)	—
Total Distributions	(0.19)	—
Net Asset Value, end of period	$12.11	$11.11
Total Return (2)	10.73%	11.10%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,387	$2,777
Ratio of net investment income to average net assets (3)	(0.39)%	0.01%
Ratio of expenses to average net assets (3)(4)	1.20%	1.20%
Portfolio turnover rate (2)	57%	13%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.67% and 3.68% for the periods ending April 30, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Midcap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.05	$10.00
Income from investment operations:
Net investment income (5)	0.11	0.01
Net realized and unrealized gain on investments	1.40	1.04
Total income from investment operations	1.51	1.05
Less distributions:
From net investment income	(0.13)	—
In excess of net realized gain on investments	(0.04)	—
Total Distributions	(0.17)	—
Net Asset Value, end of period	$12.39	$11.05
Total Return (2)	13.76%	10.50%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,689	$2,887
Ratio of net investment income to average net assets (3)	1.89%	0.52%
Ratio of expenses to average net assets (3)(4)	1.35%	1.35%
Portfolio turnover rate (2)	37%	11%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.68% and 3.94% for the periods ended April 30, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Midcap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.06	$10.00
Income from investment operations:
Net investment income (5)	0.13	0.01
Net realized and unrealized gain on investments	1.39	1.05
Total income from investment operations	1.52	1.06
Less distributions:
From net investment income	(0.15)	—
In excess of net realized gain on investments	(0.04)	—
Total Distributions	(0.19)	—
Net Asset Value, end of period	$12.39	$11.06
Total Return (2)	13.89%	10.60%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,703	$2,765
Ratio of net investment income to average net assets (3)	2.26%	0.22%
Ratio of expenses to average net assets (3)(4)	1.05%	1.05%
Portfolio turnover rate (2)	37%	11%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.20% and 3.46% for the periods ended April 30, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Multicap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.10	$10.00
Income from investment operations:
Net investment income	0.10	—
Net realized and unrealized gain on investments	1.04	1.10
Total income from investment operations	1.14	1.10
Less distributions:
From net investment income	(0.13)	—
From net realized gains on investments	(0.05)	—
Total Distributions	(0.18)	—
Net Asset Value, end of period	$12.06	$11.10
Total Return (2)	10.33%	11.00%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$4,248	$2,780
Ratio of net investment income to average net assets (3)	1.69%	(0.03)%
Ratio of expenses to average net assets (3)(4)	1.30%	1.30%
Portfolio turnover rate (2)	54%	15%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action been taken, the operating expenses ratio would have been 3.71% and 3.87% for the periods ended April 30, 2007 and October 31, 2006.

  (5)  Amount was less than $0.01 per share.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer U.S. Multicap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$11.11	$10.00
Income from investment operations:
Net investment income	0.14	0.01
Net realized and unrealized gain on investments	1.02	1.10
Total income from investment operations	1.16	1.11
Less distributions:
From net investment income	(0.16)	—
From net realized gains on investments	(0.05)	—
Total Distributions	(0.21)	—
Net Asset Value, end of period	$12.06	$11.11
Total Return (2)	10.47%	11.10%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,379	$2,778
Ratio of net investment income to average net assets (3)	2.30%	0.27%
Ratio of expenses to average net assets (3)(4)	1.00%	1.00%
Portfolio turnover rate(2)	54%	15%

  (1)  Commenced operations on July 24, 2006.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expenses ration would have been 3.23% and 3.33% for the periods ended April 30, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization

The Julius Baer Funds consist of the Julius Baer Global Equity Fund Inc. ("Global Equity Fund") and the Julius Baer Investment Funds ( the "Trust"). As of April 30, 2007, the Julius Baer Funds consisted of nine funds (each a "Fund" and together, the "Funds").

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

On July 1, 2004, the Fund changed its name from The European Warrant Fund, Inc. and converted from a closed-end, non-diversified investment company ("closed-end fund") to an open-end diversified investment company with a different investment objective, different investment strategies, different management team and a new investment advisor (an affiliate of the closed-end Fund's advisor). Until the close of business on June 30, 2004, the Fund operated as a closed-end Fund and its common stock (which then comprised a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Fund, and the Fund began seeking to maximize total return principally through capital appreciation by investing in a diversified portfolio of equity securities of issuers located throughout the world. For periods prior thereto, all historical performance information for Class A shares reflects the Net Asset Value (NAV) performance of the Fund's common stock while it was a closed-end fund.

The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2007, the Trust offered eight investment funds: Julius Baer International Equity Fund (the "International Equity Fund"), Julius Baer International Equity Fund II (the "International Equity Fund II"), Julius Baer Total Return Bond Fund (the "Total Return Bond Fund"), Julius Baer Global High Income Fund (the "Global High Income Fund"), Julius Baer U.S. Microcap Fund (the "U.S. Microcap Fund"), Julius Baer U.S. Smallcap Fund (the "U.S. Smallcap Fund"), Julius Baer U.S. Midcap Fund (the "U.S. Midcap Fund") and Julius Baer U.S. Multicap Fund (the "U.S. Multicap Fund"). On July 24, 2006 Julius Baer U.S. Microcap Fund, Julius Baer U.S. Smallcap Fund, Julius Baer U.S. Midcap Fund and the Julius Baer U.S. Multicap Fund commenced operations.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through related 401(k) plans and new plan participants within 401(k) plans that hold positions in the Fund. In addition, existing shareholders may continue to invest.

Each Fund offers two share classes, Class A and Class I. The two classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds' Prospectus. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

Fund Name	Investment Objective
Global Equity Fund	Seeks to maximize total return, primarily through capital appreciation.

International Equity Fund	Seeks long term growth of capital.

International Equity Fund II	Seeks long term growth of capital.

Total Return Bond Fund	Seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund's portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.

Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

U.S. Microcap Fund	Seeks to achieve long term growth of capital.

U.S. Smallcap Fund	Seeks to achieve long term growth of capital.

U.S. Midcap Fund	Seeks to achieve long term growth of capital.

U.S. Multicap Fund	Seeks to achieve long term growth of capital.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with U.S. generally accepted accounting

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund's investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund's Board of Directors, the Trust's Board of Trustees (the "Board" and collectively, the "Boards") or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds' Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund's available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund's holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds' investment advisor reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund's portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund's obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.

e) Financial Futures Contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are listed on the Statement of Assets and Liabilities as Cash on deposit for broker.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by a fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts (see Note 12 for outstanding futures contracts at April 30, 2007).

f) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

security which that Fund purchased upon exercise. The Funds will write only covered options. There were none for the six months ended April 30, 2007.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. There were none for the six months ended April 30, 2007.

All the funds except the Total Return Bond Fund may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

g) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be "long" a third-party credit risk, and the other counterparty to be "short" the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment advisor believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's (S&P) or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment advisor. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risk involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

The International Equity Fund and Global High Income Fund engaged in swap transactions during the period ending April 30, 2007.

The International Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $14,893,969 at April 30, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread of 0.32% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $13,814,018 at April 30, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $14,586,823 at April 30, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread of 0.32% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $13,506,873 at April 30, 2007.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate 0.10%, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as unrealized appreciation of $130,483 at April 30, 2007.

The Global High Income Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Credit Suisse International whereby this Fund will receive the notional $1,660,000 amount multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized appreciation for open swap contracts of $17,549, at April 30, 2007.

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional $1,000,000 amount multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized appreciation for open swap contracts of $12,293, at April 30, 2007.

A Credit Default Swap Agreement with Merrill Lynch whereby this Fund will receive the notional amount of $600,000 multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Grohe Holding, 8.625% due October 1, 2014. The value of the contract, which expires December 20, 2011 is unrealized appreciation for open swap contracts of $65,889, at April 30, 2007.

h) Securities Lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with Investors Bank & Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Julius Baer Investment Management LLC ("JBIM" or "Advisor") to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, the International Equity Fund and the International Equity Fund II amounted to $9,662, $8,767,621 and $2,214,994, respectively, for the period ended April 30, 2007 and is included in interest income in the statement of operations. The U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund did not participate in securities lending during the six months ended April 30, 2007.

As of April 30, 2007, the value of the securities loaned and the value of the collateral amounted to approximately the following amounts:

	Market Value of Securities Loaned	Value of Collateral
Global Equity Fund	$6,073,652	$6,263,423
International Equity Fund	4,163,433,890	4,384,518,055
International Equity Fund II	887,460,911	934,345,856

i) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

j) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Total Return Bond Fund and the Global High Income Fund declare and pay monthly dividends. The International Equity Fund, the International Equity Fund II, the Global Equity Fund, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund declare and pay dividends from net investment income, if any,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

k) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

i) Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund's NAV.

3.  Investment Advisory Fee and Other Transactions

JBIM serves as the Funds' investment advisor. The Global Equity Fund pays JBIM a fee at an annual rate of 0.90% of average daily net assets. The International Equity Fund pays JBIM a fee at an annual rate of 0.90% of the first $7.5 billion of average daily net assets, 0.88% of the next $2.5 billion of average daily net assets and 0.85% of average daily net assets over $10 billion. The Total Return Bond Fund, the Global High Income Fund and the International Equity Fund II pay JBIM a fee at an annual rate of 0.45%, 0.75% and 0.90% of average daily net assets, respectively. The

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund pay JBIM a fee at an annual rate of 1.25%, 0.95%, 0.80% and 0.75% of average daily net assets, respectively.

The Advisor has contractually agreed to reimburse certain expenses of the Funds listed in the table below, through February 28, 2008, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average net assets are limited (the "Expense Limit") as specified in the table below. Any Fund with a reimbursement plan has agreed to allow the Advisor to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund's annual operating expenses to exceed the Expense Limit. Any such recoupment must be made within three years after the year in which the Advisor incurred the expense. The table below specifies the reimbursement made to each Fund by the Advisor for the period ended April 30, 2007 and the Advisor's potential recoupment as of April 30, 2007.

	Expense Limitations		Reimbursement Made by Advisor Beginning	Expenses Waived- Current	Expenses Recouped- Current	Total Expenses Eligible for Recoupment- April 30,
Fund	Class A	Class I	of Period	Period	Period	2007
Global Equity Fund	1.40%	1.15%	$1,259,126	$247,039	$—	1,506,165
International Equity Fund II*	1.32%	1.05%	196,954	—	(196,954)	—
Total Return Bond Fund	0.69%	0.44%	678,849	351,062	—	1,029,911
Global High Income Fund	1.00%	0.75%	171,885	157,084	—	328,969
U.S. Microcap Fund	1.80%	1.50%	37,233	78,640	—	115,873
U.S. Smallcap Fund	1.50%	1.20%	37,032	79,646	—	116,678
U.S. Midcap Fund	1.35%	1.05%	35,848	74,809	—	110,657
U.S. Multicap Fund	1.30%	1.00%	35,018	77,350	—	112,368

*  The Expense Limitations for Class A and Class I of International Equity Fund II expired as of February 28, 2007.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The expenses eligible for recoupment at April 30, 2007 are set to expire as follows:

Fund	Amount	Expires October 31,
Global Equity Fund	$253,584 582,696 422,846 247,039	2007 2008 2009 2010
Total Return Bond Fund	$292,108 386,741 351,062	2008 2009 2010
Global High Income Fund	$28,038 143,847 157,084	2008 2009 2010
U.S. Microcap Fund	$37,233 78,640	2009 2010
U.S. Smallcap Fund	$37,032 79,646	2009 2010
U.S. Midcap Fund	$35,848 74,809	2009 2010
U.S. Multicap Fund	$35,018 77,350	2009 2010

The Funds entered into expense offset arrangements as part of their custody agreement with Investors Bank & Trust Company (the "Bank"). Under this agreement, the custody fees for the Global Equity Fund, International Equity Fund, International Equity Fund II, Total Return Bond Fund and the Global High Income Fund were reduced by $6,352, $4,556,678, $270,340, $11,677 and $2,725, respectively for the six months ended April 30, 2007. These amounts may vary significantly over time, based on the Advisor's decisions regarding cash positions held in the Funds.

4.  Distribution and Shareholder Servicing Plan

The Funds have adopted a Shareholder Services Plan and a Distribution Plan (the "Plans") for the Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund's Class A may compensate certain financial institutions, including the distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds Class A shares may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares. The Advisor may pay additional marketing and other distribution costs out of its profits.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quasar Distributors, LLC ("Quasar" or "Distributor") is the Distributor of the Funds' shares.

Under their terms, the Funds' Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Directors/Trustees and a majority of those Directors/Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

On August 1, 2005, the International Equity Fund, closed to new shareholders (at the account level). As a result, all of the 12b-1 payments made by the Fund are only to compensate certain financial institutions for shareholder servicing, administration and accounting and not for additional distribution.

5.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and paydowns, during the six months ended April 30, 2007 were as follows:

	Cost of Purchases	Proceeds from Sales
Global Equity Fund	$33,500,997	$31,039,470
International Equity Fund	4,734,353,688	3,751,844,067
International Equity Fund II	2,914,979,182	838,009,741
Total Return Bond Fund	1,825,241,215	1,538,031,831
Global High Income Fund	112,297,516	43,860,126
U.S. Microcap Fund	4,416,624	3,603,847
U.S. Smallcap Fund	4,102,614	3,501,841
U.S. Midcap Fund	3,487,784	2,466,458
U.S. Multicap Fund	4,917,841	3,550,800

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2007 were $1,440,685,204 and $1,352,381,806, respectively for the Total Return Bond Fund.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At April 30, 2007, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Global Equity Fund	$63,930,656	$9,852,027	$(1,139,480)	$8,712,547
International Equity Fund	19,888,884,540	8,122,599,516	(117,831,346)	8,004,768,170
International Equity Fund II	5,923,629,839	1,015,086,070	(32,423,929)	982,662,141
Total Return Bond Fund	874,383,365	7,858,560	(507,327)	7,351,233
Global High Income Fund	177,520,779	5,157,390	(206,197)	4,951,193
U.S. Microcap Fund	6,644,856	886,844	(169,373)	717,471
U.S. Smallcap Fund	6,166,803	911,487	(183,876)	727,611
U.S. Midcap Fund	6,544,354	1,068,883	(135,114)	933,769
U.S. Multicap Fund	6,992,694	828,973	(186,988)	641,985

6.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund's holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity Fund's investments in securities of these issuers for the six months ended April 30, 2007, is set forth below:

Affiliate	Shares Held April 30, 2007	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Market Value April 30, 2007
Agora SA	4,394,619	$19,779,153	$—	$—	$70,966,817
Agrobanka AD	18,481	7,977,335	—	—	12,945,125
AIK Banka	344,461	—	—	—	85,966,951
Alfa Cement	456,607	1,656,880	—	—	34,245,525
Bank Forum	6,501,285	5,762,086	—	—	55,260,923
Biofarm Bucuresti	24,113,009	495,829	—	—	7,402,096
Bulgaria Compensation Notes	12,071,674	—	—	—	3,717,540
Bulgaria Housing Compensation Notes	3,842,865	—	—	—	1,164,106
Bulgaria Registered Compensation Vouchers	29,663,486	—	—	—	8,952,708
Clear Media	31,906,602	1,513,557	—	—	33,624,482
Compa-Sibiu	9,223,800	706,508	—	—	5,776,594
Condmag	16,622,500	—	—	—	13,311,380
Dafora	67,182,500	8,148,435	—	—	26,072,345
DZI Insurance & Reinsurance	212,919	—	—	—	24,684,149
Impact SA	59,449,499	—	—	—	19,470,227
Komercijalna Banka	41,520	43,054,182	—	—	102,345,433
Komercni Banka	2,126,273	72,577,130	4,984,781	—	398,408,057

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Affiliate	Shares Held April 30, 2007	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Market Value April 30, 2007
Medicilin AG	1,582,979	2,943,067	—	—	10,249,783
Royal UNIBREW	335,340	—	—	—	45,424,102
Siderurgica Venezolana Sivensa SACA	262,677,795	—	—	610,950	14,190,204
Spazio Investment	2,025,490	—	2,453,343	297,945	41,533,281
Stalexport SA	10,000,000	—	—	—	24,937,004
Steppe Cement	6,725,890	6,658,751	—	—	39,177,319
Tigar AD	130,820	—	—	—	6,402,958
Toza Markovic	78,160	4,264,296	—	—	3,430,964
Ukrinbank	1,328,616,000	—	—	—	13,286,160
Veropharm	720,589	—	—	—	34,191,948
Zambeef Products	6,745,282	4,580,318	—	—	4,887,886

7.  Shares of Beneficial Interest

The Global Equity Fund may issue 50,000,000,000 of shares of beneficial interest with a par value of $.001 per share. The Funds of the Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Funds were as follows:

	Six Month Period Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Global Equity Fund:
Class A
Sold	126,404	$5,188,579	307,742	$10,921,299
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(109,220)	(4,462,209)	(627,339)	(22,181,768)
Net increase (decrease)	17,184	$726,370	(319,597)	$(11,260,469)
Class I
Sold	92,057	$3,887,690	503,222	$18,354,968
Issued as reinvestment of dividends	—	—	19	637
Redeemed	(62,830)	(2,541,762)	(266,446)	(8,973,789)
Net increase	29,227	$1,345,928	236,795	$9,381,816
International Equity Fund:
Class A
Sold	19,370,619	$849,782,724	38,738,115	$1,516,430,147
Issued as reinvestment of dividends	21,032,806	885,050,416	8,479,351	303,135,073
Redeemed	(23,021,619)	(1,002,197,133)	(40,843,025)	(1,596,363,910)
Net increase	17,381,806	$732,636,007	6,374,441	$223,201,310

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Class I
Sold	30,620,243	$1,364,548,661	44,263,719	$1,762,515,023
Issued as reinvestment of dividends	23,561,651	1,012,198,966	9,685,161	352,634,605
Redeemed	(19,999,186)	(893,456,505)	(37,169,804)	(1,487,008,935)
Net increase	34,182,708	$1,483,291,122	16,779,076	$628,140,693
International Equity Fund II:
Class A
Sold	34,760,559	$534,268,164	47,435,232	$611,006,976
Issued as reinvestment of dividends	299,821	4,509,125	—	—
Redeemed	(9,022,647)	(138,024,843)	(7,746,566)	(100,844,079)
Net increase	26,037,733	$400,752,446	39,688,666	$510,162,897
Class I
Sold	124,638,460	$1,919,594,973	153,977,557	$1,992,799,751
Issued as reinvestment of dividends	1,110,317	16,754,683	—	—
Redeemed	(13,337,150)	(206,659,500)	(8,638,709)	(113,397,417)
Net increase	112,411,627	$1,729,690,156	145,338,848	$1,879,402,334
Total Return Bond Fund:
Class A
Sold	2,084,799	$27,380,765	5,583,049	$72,384,334
Issued as reinvestment of dividends	141,449	1,857,930	352,886	4,578,373
Redeemed	(1,589,047)	(20,861,165)	(3,121,349)	(40,748,651)
Net increase	637,201	$8,377,530	2,814,586	$36,214,056
Class I
Sold	15,632,434	$205,961,189	22,370,233	$290,781,223
Issued as reinvestment of dividends	504,491	6,638,782	960,754	12,496,422
Redeemed	(6,109,358)	(80,547,154)	(3,453,641)	(45,130,436)
Net increase	10,027,567	$132,052,817	19,877,346	$258,147,209
Global High Income Fund:
Class A
Sold	2,631,514	$29,291,771	3,073,565	$33,421,918
Issued as reinvestment of dividends	176,145	1,956,454	468,401	5,028,917
Redeemed	(1,158,897)	(12,882,218)	(2,394,459)	(26,442,289)
Net increase	1,648,762	$18,366,007	1,147,507	$12,008,546
Class I
Sold	7,175,675	$77,400,935	2,972,452	$31,257,017
Issued as reinvestment of dividends	134,659	1,448,718	147,688	1,537,266
Redeemed	(286,823)	(3,096,455)	(481,176)	(5,182,090)
Net increase	7,023,511	$75,753,198	2,638,964	$27,612,193

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
U.S. Microcap Fund:
Class A*
Sold	71,764	$853,797	264,561	$2,661,874
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(19,052)	(229,939)	(1,988)	(20,311)
Net increase	52,712	$623,858	262,573	$2,641,563
Class I*
Sold	43,695	$505,143	250,000	$2,500,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase	43,695	$505,143	250,000	$2,500,000
U.S. Smallcap Fund:
Class A*
Sold	60,751	$713,742	253,225	$2,535,318
Issued as reinvestment of dividends	4,088	47,337	—	—
Redeemed	(25,210)	(287,072)	(300)	(3,063)
Net increase	39,629	$474,007	252,925	$2,532,255
Class I*
Sold	25,723	$298,109	250,000	$2,500,000
Issued as reinvestment of dividends	4,067	47,144	—	—
Redeemed	—	—	—	—
Net increase	29,790	$345,253	250,000	$2,500,000
U.S. Midcap Fund:
Class A*
Sold	37,283	$450,154	261,475	$2,625,610
Issued as reinvestment of dividends	3,079	36,212	—	—
Redeemed	(3,712)	(44,026)	(300)	(3,069)
Net increase	36,650	$442,340	261,175	$2,622,541
Class I*
Sold	45,176	$523,444	250,000	$2,500,000
Issued as reinvestment of dividends	3,660	43,011	—	—
Redeemed	(1)	(16)	—	—
Net increase	48,835	$566,439	250,000	$2,500,000
U.S. Multicap Fund:
Class A*
Sold	101,009	$1,197,713	251,404	$2,515,010
Issued as reinvestment of dividends	3,084	35,926	—	—
Redeemed	(2,209)	(25,765)	(1,028)	(11,270)
Net increase	101,884	$1,207,874	250,376	$2,503,740

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Class I*
Sold	26,655	$310,926	250,000	$2,500,000
Issued as reinvestment of dividends	3,521	40,976	—	—
Redeemed	—	—	—	—
Net increase	30,176	$351,902	250,000	$2,500,000

*  Commenced operations on July 24, 2006.

Through seed capital contributions by Julius Baer Group, an affiliate of the Advisor, ownership of beneficial shares outstanding at April 30, 2007 were:

Fund	% Ownership
U.S. Microcap Fund – Class A shares	79.29%
U.S. Microcap Fund – Class I shares	85.12%
U.S. Smallcap Fund – Class A shares	86.77%
U.S. Smallcap Fund – Class I shares	90.76%
U.S. Midcap Fund – Class A shares	84.89%
U.S. Midcap Fund – Class I shares	84.72%
U.S. Multicap Fund – Class A shares	71.82%
U.S. Multicap Fund – Class I shares	90.43%

8.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

9.  Line of Credit

On September 28, 2005, Global Equity Fund, Total Return Bond Fund and Global High Income Fund (the "Borrowers") entered into a Credit Agreement (the "Agreement")

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

with Investors Bank & Trust Company (the "Bank"). The Agreement is a $25,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Total Return Bond Fund and Global High Income Fund may draw up to $10,000,000 and the Global Equity Fund may draw up to $5,000,000. The Borrowers will pay interest on the principal amount of the Loans outstanding at a floating rate per annum equal to the Federal Funds Rate plus 0.75%. In addition, the Borrowers shall pay to the Bank an annual commitment fee, in connection with the establishment and maintenance of the Credit Facility, at the rate of 0.10% per annum on the difference between $10.0 million and the average daily amount of Loans outstanding. Under the Agreement, the average daily outstanding balance utilized by the Global Equity Fund during the six months ended April 30, 2007 was $4,201, at an average weighted interest rate of 6.00%. The Total Return Bond Fund and Global High Income Fund did not utilize the Agreement during the six months ended April 30, 2007. As of April 30, 2007, Global Equity Fund, Total Return Bond Fund and Global High Income Fund had unused available balances of $5,000,000, $10,000,000 and $10,000,000 pursuant to the line of credit.

10.  Financial Futures Contracts

The following financial futures contracts were outstanding as of April 30, 2007:

	Expiration Date	Contracts	Description	Position	Face Amount	Unrealized Appreciation (Depreciation)
Global Equity Fund:	06/07	1	TOPIX Index	Long	$142,277	$(701)
	05/07	5	CAC 40 EUR	Long	404,243	2,145
	06/07	1	EUR STOXX	Short	59,239	(594)
						$850
	Expiration Date	Contracts	Description	Position	Face Amount	Unrealized Appreciation (Depreciation)
International Equity Fund:	05/07	2,946	CAC 40 EUR	Long	$238,180,239	$1,264,546
	06/07	634	TOPIX Index	Long	90,203,791	(658,934)
	06/07	48	DAX Index	Short	12,202,427	(239,134)
	06/07	207	EUR STOXX	Short	12,262,568	(122,830)
						$243,648

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Expiration Date	Contracts	Description	Position	Face Amount	Unrealized Appreciation (Depreciation)
International Equity Fund II:	05/07	960	CAC 40 EUR	Long	$77,614,742	$411,785
	06/07	177	TOPIX Index	Long	25,183,077	(184,128)
	06/07	12	DAX Index	Short	3,050,607	(59,793)
	06/07	50	EUR STOXX	Short	2,961,973	(29,683)
						$138,181

11.  Recent Accounting Pronouncements

In July 2006, FASB issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Funds does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Julius Baer Funds 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In February 2007, the FASB issued Statement of Financial Accounting Standard No. 159, ("FAS 159") "The Fair Value Option for Financial Assets and Financial Liabilities—including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 159 will have on the Fund's financial statements.

Julius Baer Funds 2007 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENT

At a meeting held on April 11, 2007, the Board of Trustees of the Julius Baer Investment Funds and the Board of Directors of the Global Equity Fund Inc. (each a "Board" and collectively the "Boards") approved the Investment Advisory Agreements (each an "Agreement" and collectively the "Agreements") with the Adviser for each of International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund and Global Equity Fund (each a "Fund" and collectively, the "Funds"). The Adviser had previously contractually agreed to reimburse certain expenses of the Total Return Bond Fund, Global High Income Fund and Global Equity Fund through February 28, 2008.

In determining whether to approve the Agreements, the Boards, including all of the Trustees and Directors who are not interested persons under the 1940 Act (the "Independent Board Members"), reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board's fiduciary duties and responsibilities and the factors each Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each Fund's advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser's complete Form ADV; (4) the Adviser's Financial Statements for December 31, 2006, 2005 and 2004; and (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser's services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser's financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; and (xiii) the extent to which economies of scale are relevant to the Funds.

In determining whether to approve the Agreements, the Boards, including the Independent Board Members, reviewed and considered the materials presented at the April 11, 2007 meeting of the Boards. The Boards discussed the written materials and the Adviser's presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Boards did not identify any single piece of information that was all important or controlling, but gave significant weight

Julius Baer Funds 2007 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENT (Continued)

to the relative investment performance of the Funds along with consideration of the other relevant factors.

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services provided by the Adviser in advising the Funds; the management/advisory fees for each Fund are reasonable as compared to the median and the average fees paid by comparable funds in their respective peer groups; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable as compared to the median and average expenses paid by comparable funds in each Fund's respective peer group; the performance of the Funds is reasonable in comparison with each Fund's respective benchmark indices and other mutual funds in its respective peer group; the profitability of the Adviser for advisory services, based on the management/advisory fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

Based upon the Boards' deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Julius Baer Funds 2007 Semi-Annual Report

RESULTS OF MEETINGS OF STOCKHOLDERS AND SHAREHOLDERS (Unaudited)

JULIUS BAER INVESTMENT FUNDS

Special Meeting of Shareholders

The continuation of a special meeting of shareholders of the Julius Baer International Equity Fund (the "Fund"), a series of the Julius Baer Investment Funds, was held on June 1, 2007. 268,987,153.21 shares (52.62% of the outstanding shares of the Fund as of the record date) were present in person or by proxy at the meeting. The matters below were voted by shareholders of the Fund.

Proposal I: To consider the modification of the fundamental investment restriction of the Fund related to the purchase or sale of real estate, real estate investment trust securities, commodities or commodity contracts, or investment in real estate limited partnerships, oil, gas or mineral exploration or development programs or oil, gas and mineral leases.

	Number of Shares Voted	Percentage of Shares Voted
For	248,913,767.56	92.54%
Against	16,262,711.07	6.04%
Abstain	3,810,674.58	1.42%

Proposal II: To consider the modification of the fundamental investment restriction of the Fund related to the purchase, writing or sale of puts, calls, straddles, spreads or combinations thereof.

	Number of Shares Voted	Percentage of Shares Voted
For	246,516,125.46	91.65%
Against	18,393,729.08	6.84%
Abstain	4,077,298.67	1.51%

Julius Baer Funds 2007 Semi-Annual Report

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Items 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Items 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable to this filing.

(a)(2)                    Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(b)                                 Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, are attached here to as Exhibit 99.906CERT.  These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSRS with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Julius Baer Global Equity Fund Inc.

By (Signature and Title)	/s/ Tony Williams
	Tony Williams	President (Principal Executive Officer)

Date	06/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Giunta
	Craig Giunta	Chief Financial Officer (Principal Financial Officer)

Date	06/27/07

By (Signature and Title)	/s/ Tony Williams
	Tony Williams	President (Principal Executive Officer)

Date	06/27/07

JULIUS BAER FUNDS

330 Madison Avenue

New York, New York 10017

This report is sent to shareholders of the Julius Baer Global Equity Fund Inc. and the Julius Baer Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.

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